UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
Shares			($000)
Common Stocks (60.5%)[1]
Consumer Discretionary (6.8%)
	McDonald's Corp.	482,726	35,968
	Walt Disney Co.	834,409	27,627
*	Amazon.com Inc.	159,960	25,123
	Home Depot Inc.	759,501	24,061
	Comcast Corp. Class A	1,121,900	20,284
	Target Corp.	313,870	16,773
*	DIRECTV Class A	397,955	16,567
*	Ford Motor Co.	1,331,672	16,300
	Time Warner Inc.	511,407	15,675
	Lowe's Cos. Inc.	647,559	14,434
	NIKE Inc. Class B	168,705	13,520
	News Corp. Class A	1,014,495	13,249
	Yum! Brands Inc.	209,916	9,669
	Johnson Controls Inc.	302,145	9,215
	Viacom Inc. Class B	249,278	9,021
	Time Warner Cable Inc.	159,215	8,596
	Starbucks Corp.	334,708	8,562
	TJX Cos. Inc.	183,261	8,179
	Carnival Corp.	208,422	7,964
*	priceline.com Inc.	20,482	7,135
*	Kohl's Corp.	131,015	6,902
	Staples Inc.	327,054	6,842
	Best Buy Co. Inc.	161,490	6,594
	Coach Inc.	137,369	5,901
	Omnicom Group Inc.	138,254	5,458
*	Las Vegas Sands Corp.	147,900	5,154
*	Bed Bath & Beyond Inc.	118,284	5,135
	McGraw-Hill Cos. Inc.	141,383	4,674
	Marriott International Inc. Class A	129,531	4,641
	CBS Corp. Class B	282,942	4,487
	Starwood Hotels & Resorts Worldwide Inc.	85,366	4,486
	Macy's Inc.	189,151	4,368
	Stanley Black & Decker Inc.	68,526	4,199
	Gap Inc.	210,390	3,922
	Mattel Inc.	164,615	3,862
*	Liberty Media Corp. - Interactive	255,529	3,503
	Fortune Brands Inc.	68,241	3,360
	Limited Brands Inc.	124,154	3,325
*	O'Reilly Automotive Inc.	61,855	3,291
	Virgin Media Inc.	141,985	3,269
*	NetFlix Inc.	20,038	3,249
	VF Corp.	39,685	3,215
	Genuine Parts Co.	71,474	3,187
*	Apollo Group Inc. Class A	61,203	3,143
	Wynn Resorts Ltd.	36,054	3,128
	Harley-Davidson Inc.	106,306	3,023
	Ross Stores Inc.	54,815	2,994
	Cablevision Systems Corp. Class A	113,201	2,965
*	AutoZone Inc.	12,805	2,931

	Nordstrom Inc.	78,458	2,919
*	Dollar Tree Inc.	59,639	2,908
*	CarMax Inc.	100,837	2,809
*	BorgWarner Inc.	52,932	2,785
	Activision Blizzard Inc.	252,114	2,728
	Whirlpool Corp.	33,631	2,723
	Tiffany & Co.	57,243	2,690
*	Discovery Communications Inc. Class A	61,096	2,661
	Expedia Inc.	93,114	2,627
	Hasbro Inc.	58,953	2,624
	JC Penney Co. Inc.	95,987	2,609
	Polo Ralph Lauren Corp. Class A	28,748	2,583
	Darden Restaurants Inc.	60,025	2,568
	Family Dollar Stores Inc.	57,797	2,552
	Autoliv Inc.	38,634	2,524
	Comcast Corp. Class A Special Shares	148,093	2,519
*	Discovery Communications Inc.	64,096	2,448
*	Chipotle Mexican Grill Inc. Class A	14,091	2,424
	Advance Auto Parts Inc.	39,385	2,311
	Newell Rubbermaid Inc.	125,725	2,239
	Wyndham Worldwide Corp.	81,186	2,230
*	Interpublic Group of Cos. Inc.	220,866	2,215
*	Sirius XM Radio Inc.	1,762,626	2,115
*	Royal Caribbean Cruises Ltd.	63,459	2,001
	PetSmart Inc.	56,103	1,964
	Scripps Networks Interactive Inc. Class A	41,058	1,954
*	Liberty Media Corp. - Capital	37,361	1,945
	International Game Technology	133,998	1,936
*	Urban Outfitters Inc.	60,900	1,915
	H&R Block Inc.	147,502	1,910
*	Liberty Global Inc. Class A	59,002	1,818
	DISH Network Corp. Class A	94,559	1,812
*	TRW Automotive Holdings Corp.	43,016	1,788
*	NVR Inc.	2,598	1,682
*	Lear Corp.	21,026	1,660
^	Garmin Ltd.	53,500	1,624
*	Liberty Global Inc.	51,995	1,589
	Phillips-Van Heusen Corp.	26,300	1,582
	Abercrombie & Fitch Co.	39,863	1,567
	Leggett & Platt Inc.	67,658	1,540
*,^ Sears Holdings Corp.		20,726	1,495
	DR Horton Inc.	129,898	1,444
	DeVry Inc.	29,118	1,433
*	Liberty Media Corp. - Starz	21,911	1,422
*	Mohawk Industries Inc.	26,267	1,400
	Williams-Sonoma Inc.	44,017	1,395
*	Pulte Group Inc.	154,936	1,357
*	MGM Resorts International	119,345	1,346
	American Eagle Outfitters Inc.	89,215	1,335
	Tupperware Brands Corp.	28,940	1,324
*	Fossil Inc.	24,604	1,323
	Gannett Co. Inc.	107,344	1,313
	Jarden Corp.	41,922	1,305
	Tractor Supply Co.	32,698	1,297
*	GameStop Corp. Class A	65,348	1,288
*	LKQ Corp.	60,920	1,267
	Gentex Corp.	63,095	1,231
*	Signet Jewelers Ltd.	38,627	1,226

*	Panera Bread Co. Class A	13,800	1,223
	RadioShack Corp.	57,037	1,217
*	Toll Brothers Inc.	63,626	1,210
*	Big Lots Inc.	36,242	1,205
*	Dick's Sporting Goods Inc.	41,326	1,159
*	Dollar General Corp.	39,000	1,141
	Sotheby's	30,624	1,128
*	Hanesbrands Inc.	43,407	1,123
*	Goodyear Tire & Rubber Co.	103,957	1,118
^	Strayer Education Inc.	6,375	1,112
	Guess? Inc.	27,255	1,107
*	ITT Educational Services Inc.	15,423	1,084
	Washington Post Co. Class B	2,694	1,076
*	DreamWorks Animation SKG Inc. Class A	33,165	1,058
*	Harman International Industries Inc.	31,426	1,050
	Foot Locker Inc.	71,532	1,039
	Burger King Holdings Inc.	43,519	1,039
*	Warnaco Group Inc.	19,900	1,018
*	WMS Industries Inc.	26,475	1,008
	Service Corp. International	116,859	1,007
*	Tempur-Pedic International Inc.	31,736	984
*	Aeropostale Inc.	42,125	979
*,^ Lululemon Athletica Inc.		20,767	929
*	J Crew Group Inc.	27,422	922
	Polaris Industries Inc.	14,090	917
*	Penn National Gaming Inc.	30,751	911
	Brinker International Inc.	47,100	888
*	Deckers Outdoor Corp.	17,700	884
*	Bally Technologies Inc.	24,935	871
	Chico's FAS Inc.	81,501	857
*	Lamar Advertising Co. Class A	26,424	841
	Lennar Corp. Class A	53,960	830
	John Wiley & Sons Inc. Class A	20,098	821
*	Career Education Corp.	38,133	819
*	Dana Holding Corp.	63,600	784
*	Tenneco Inc.	26,960	781
	Jones Apparel Group Inc.	39,540	777
*	Valassis Communications Inc.	22,558	765
*	Hyatt Hotels Corp. Class A	19,658	735
*	Under Armour Inc. Class A	16,282	733
*	Carter's Inc.	26,888	708
	Wendy's/Arby's Group Inc. Class A	154,936	702
*	Cheesecake Factory Inc.	26,092	691
	Rent-A-Center Inc.	30,570	684
*	Dress Barn Inc.	28,725	682
*	Life Time Fitness Inc.	17,283	682
*,^ AutoNation Inc.		29,060	676
	Wolverine World Wide Inc.	22,675	658
	Brunswick Corp.	40,808	621
	Hillenbrand Inc.	28,713	618
*	Live Nation Entertainment Inc.	62,139	614
*	Madison Square Garden Inc. Class A	28,575	602
	Aaron's Inc.	31,912	589
*	Office Depot Inc.	127,147	585
*	Coinstar Inc.	13,592	584
*	Iconix Brand Group Inc.	32,768	573
	Meredith Corp.	16,672	555
	Cracker Barrel Old Country Store Inc.	10,923	554

*	JOS A Bank Clothiers Inc.	12,937	551
	CTC Media Inc.	25,124	551
*	Childrens Place Retail Stores Inc.	11,300	551
*	HSN Inc.	18,354	549
*	Gymboree Corp.	13,200	548
*	AnnTaylor Stores Corp.	27,028	547
	Men's Wearhouse Inc.	22,992	547
*	Jack in the Box Inc.	25,480	546
*	Saks Inc.	63,387	545
	Thor Industries Inc.	16,082	537
	Dillard's Inc. Class A	22,395	529
*	Capella Education Co.	6,820	529
*	Jo-Ann Stores Inc.	11,835	527
*	OfficeMax Inc.	39,557	518
*	CROCS Inc.	39,800	518
	Regal Entertainment Group Class A	39,450	518
*	Eastman Kodak Co.	122,271	514
	Matthews International Corp. Class A	14,314	506
	Weight Watchers International Inc.	16,218	506
*	Sally Beauty Holdings Inc.	45,155	506
	Choice Hotels International Inc.	13,800	503
	MDC Holdings Inc.	17,250	501
	Regis Corp.	26,112	500
	Cooper Tire & Rubber Co.	25,193	495
*	Vail Resorts Inc.	13,100	492
	PF Chang's China Bistro Inc.	10,400	480
*	Collective Brands Inc.	29,750	480
*	Gaylord Entertainment Co.	15,340	468
*	Orient-Express Hotels Ltd. Class A	41,800	466
*	New York Times Co. Class A	60,008	464
*	99 Cents Only Stores	24,129	456
	Pool Corp.	22,678	455
*	Steven Madden Ltd.	11,030	453
*	Morningstar Inc.	9,864	440
*	Timberland Co. Class A	21,668	429
	National CineMedia Inc.	23,958	429
*	Pier 1 Imports Inc.	52,084	427
	Cinemark Holdings Inc.	26,100	420
	KB Home	36,318	411
*	Cabela's Inc.	21,400	406
	Scholastic Corp.	13,940	388
*	Skechers U.S.A. Inc. Class A	16,500	388
	Bob Evans Farms Inc./DE	13,738	386
*	DineEquity Inc.	8,451	380
*	Buffalo Wild Wings Inc.	7,900	378
*	CEC Entertainment Inc.	10,994	377
	Arbitron Inc.	13,378	374
	Ryland Group Inc.	20,249	363
*	Texas Roadhouse Inc. Class A	25,800	363
*	Hibbett Sports Inc.	14,418	360
*	Ulta Salon Cosmetics & Fragrance Inc.	12,276	358
	American Greetings Corp. Class A	18,644	347
^	Buckle Inc.	12,925	343
	Monro Muffler Brake Inc.	7,320	338
	International Speedway Corp. Class A	13,555	331
*	Genesco Inc.	10,945	327
*	Pinnacle Entertainment Inc.	29,200	326
	Finish Line Inc. Class A	22,894	318

*	Scientific Games Corp. Class A	32,444	315
	Columbia Sportswear Co.	5,384	315
*	Modine Manufacturing Co.	23,638	307
^	Barnes & Noble Inc.	18,693	303
*	Blue Nile Inc.	6,807	303
*	BJ's Restaurants Inc.	10,556	297
*	Talbots Inc.	22,378	293
*	Interval Leisure Group Inc.	21,501	290
	Cato Corp. Class A	10,798	289
*	Helen of Troy Ltd.	11,400	288
*	Papa John's International Inc.	10,900	288
*	Lions Gate Entertainment Corp.	39,083	287
*,^ Education Management Corp.		19,350	284
*	Group 1 Automotive Inc.	9,451	282
*	Corinthian Colleges Inc.	39,791	279
*	American Public Education Inc.	8,500	279
*	Liz Claiborne Inc.	45,629	277
*	Quiksilver Inc.	69,640	272
*	Domino's Pizza Inc.	20,200	267
*	Ruby Tuesday Inc.	21,633	257
*	Shuffle Master Inc.	30,413	256
*	Penske Automotive Group Inc.	19,200	253
	Stewart Enterprises Inc. Class A	46,900	253
*	Knology Inc.	18,307	246
*	DSW Inc. Class A	8,551	245
*	Pre-Paid Legal Services Inc.	3,880	242
	NutriSystem Inc.	12,590	242
*	Maidenform Brands Inc.	8,300	239
*	K12 Inc.	8,200	238
*	Meritage Homes Corp.	12,000	235
	Ethan Allen Interiors Inc.	13,359	233
*	Standard Pacific Corp.	58,701	233
*	Sonic Corp.	28,091	227
	Harte-Hanks Inc.	19,399	226
*	True Religion Apparel Inc.	10,581	226
	Stage Stores Inc.	17,343	225
*	California Pizza Kitchen Inc.	13,150	224
*	Biglari Holdings Inc.	679	223
*	Shutterfly Inc.	8,500	221
	Universal Technical Institute Inc.	11,278	220
*	Belo Corp. Class A	35,150	218
*	Charming Shoppes Inc.	61,156	215
*	Pacific Sunwear of California Inc.	41,048	215
	Callaway Golf Co.	30,604	214
	Brown Shoe Co. Inc.	18,675	214
*	Fuel Systems Solutions Inc.	5,442	213
	Fred's Inc. Class A	17,750	209
*	Steiner Leisure Ltd.	5,485	209
	PEP Boys-Manny Moe & Jack	19,740	209
*	American Axle & Manufacturing Holdings Inc.	22,836	206
	Lennar Corp. Class B	16,664	205
*	Sinclair Broadcast Group Inc. Class A	28,900	203
*	Boyd Gaming Corp.	27,756	201
*	Citi Trends Inc.	8,300	201
*	Exide Technologies	40,786	195
	Churchill Downs Inc.	5,457	195
*	Lumber Liquidators Holdings Inc.	7,900	194
	National Presto Industries Inc.	1,820	194

*	Federal-Mogul Corp.	10,238	194
	Ameristar Casinos Inc.	10,854	189
*	Coldwater Creek Inc.	35,018	185
*	Volcom Inc.	9,414	180
*	Rentrak Corp.	7,000	177
	Christopher & Banks Corp.	22,302	176
*	RC2 Corp.	8,400	176
	Superior Industries International Inc.	10,179	176
*	Drew Industries Inc.	8,382	175
*	Jakks Pacific Inc.	9,761	172
*	Peet's Coffee & Tea Inc.	4,934	169
	Big 5 Sporting Goods Corp.	12,400	166
*	hhgregg Inc.	6,600	163
	Sturm Ruger & Co. Inc.	11,976	163
*	Mediacom Communications Corp. Class A	24,580	162
*	Vitamin Shoppe Inc.	5,912	162
	HOT Topic Inc.	26,969	162
*	G-III Apparel Group Ltd.	5,100	160
	PetMed Express Inc.	9,100	159
	World Wrestling Entertainment Inc. Class A	11,400	159
*	La-Z-Boy Inc.	18,747	158
*	Asbury Automotive Group Inc.	11,100	156
*	Grand Canyon Education Inc.	7,100	156
*	Clear Channel Outdoor Holdings Inc. Class A	13,394	153
*,^ Hovnanian Enterprises Inc. Class A		38,676	152
*	Krispy Kreme Doughnuts Inc.	32,697	150
*	K-Swiss Inc. Class A	11,600	148
*	Unifi Inc.	32,770	148
*	Amerigon Inc.	14,100	145
	Oxford Industries Inc.	6,100	145
*	Wet Seal Inc. Class A	42,175	143
*	Stein Mart Inc.	16,189	143
*	Ascent Media Corp. Class A	5,200	139
*	Destination Maternity Corp.	4,134	136
*	Landry's Restaurants Inc.	5,484	134
*	Sonic Automotive Inc. Class A	13,599	134
*	Universal Electronics Inc.	6,389	133
*	Zumiez Inc.	6,256	132
*	Winnebago Industries Inc.	12,342	129
*	Select Comfort Corp.	18,937	128
*	iRobot Corp.	6,845	127
*	Warner Music Group Corp.	28,012	126
*	America's Car-Mart Inc.	5,000	126
*	Red Robin Gourmet Burgers Inc.	6,300	124
*	Orbitz Worldwide Inc.	19,600	123
*	Perry Ellis International Inc.	5,491	120
	Marcus Corp.	10,100	120
*	Dorman Products Inc.	3,754	116
	Ambassadors Group Inc.	10,100	115
*	Entercom Communications Corp. Class A	14,494	114
*	McClatchy Co. Class A	28,497	112
*	Rue21 Inc.	4,274	110
*	Leapfrog Enterprises Inc.	19,980	110
	Standard Motor Products Inc.	10,290	108
*	Geeknet Inc.	52,405	104
*	Retail Ventures Inc.	9,500	102
*	Alloy Inc.	10,275	100
*	West Marine Inc.	9,762	99

	Speedway Motorsports Inc.	6,285	99
	Blyth Inc.	2,331	96
*	Beazer Homes USA Inc.	22,822	94
*	AFC Enterprises Inc.	7,585	94
*	Bridgepoint Education Inc.	6,069	94
*	Cavco Industries Inc.	2,610	94
	CPI Corp.	3,600	93
*	Drugstore.Com Inc.	48,241	93
*	Furniture Brands International Inc.	16,573	89
*	Kirkland's Inc.	6,400	89
*	EW Scripps Co. Class A	11,219	88
	Haverty Furniture Cos. Inc.	7,948	87
*	Core-Mark Holding Co. Inc.	2,800	87
*	Lincoln Educational Services Corp.	5,959	86
*	Movado Group Inc.	7,876	86
*	Casual Male Retail Group Inc.	20,575	84
	Gaiam Inc. Class A	12,241	82
*	Denny's Corp.	26,312	82
*	Stoneridge Inc.	7,700	81
	Systemax Inc.	6,500	80
*	CKX Inc.	16,273	80
*	Journal Communications Inc. Class A	17,539	79
*	Overstock.com Inc.	4,862	76
*	Kenneth Cole Productions Inc. Class A	4,462	74
*	Daily Journal Corp.	1,028	74
*	Midas Inc.	9,448	72
	Cherokee Inc.	3,938	72
	Skyline Corp.	3,500	71
*	ChinaCast Education Corp.	9,200	65
	Spartan Motors Inc.	13,989	65
	Mac-Gray Corp.	5,300	64
*	Media General Inc. Class A	7,157	64
*	Playboy Enterprises Inc. Class B	12,000	62
*	Lee Enterprises Inc.	22,798	61
*	Morgans Hotel Group Co.	8,300	61
	Learning Tree International Inc.	5,981	61
*	Famous Dave's Of America Inc.	6,350	60
*	Tuesday Morning Corp.	12,473	60
*	Arctic Cat Inc.	5,600	57
*	Smith & Wesson Holding Corp.	15,460	55
*	Audiovox Corp. Class A	7,998	55
	Lithia Motors Inc. Class A	5,600	54
	Bebe Stores Inc.	7,350	53
*	M/I Homes Inc.	5,000	52
*	Shoe Carnival Inc.	2,550	52
*	O'Charleys Inc.	7,039	51
*	Fisher Communications Inc.	2,860	50
*	Lifetime Brands Inc.	3,200	48
*	Reading International Inc. Class A	10,600	48
*	Kid Brands Inc.	5,538	48
*	AH Belo Corp. Class A	6,710	47
	Weyco Group Inc.	1,942	47
*	Monarch Casino & Resort Inc.	4,000	45
*	Carriage Services Inc. Class A	8,900	45
*	LIN TV Corp. Class A	9,878	44
*	Cumulus Media Inc. Class A	15,330	43
*	Strattec Security Corp.	1,725	43
*	Nexstar Broadcasting Group Inc. Class A	8,317	43

*	SuperMedia Inc.	3,986	42
*	Saga Communications Inc. Class A	2,050	42
*	Isle of Capri Casinos Inc.	5,797	42
*	Morton's Restaurant Group Inc.	8,400	41
*	1-800-Flowers.com Inc. Class A	21,537	41
*	MarineMax Inc.	5,700	40
	Books-A-Million Inc.	6,500	39
*	dELiA*s Inc.	20,058	38
*	Steinway Musical Instruments Inc.	2,200	38
*	Cambium Learning Group Inc.	11,800	38
*	Entravision Communications Corp. Class A	18,529	37
*	Brookfield Homes Corp.	4,479	37
*	Luby's Inc.	7,600	37
*	Fuqi International Inc.	5,600	36
*	Borders Group Inc.	30,217	36
	CSS Industries Inc.	2,010	35
*	American Apparel Inc.	26,992	33
*	Quantum Fuel Systems Technologies Worldwide Inc.	63,300	32
*	Marine Products Corp.	5,136	32
	PRIMEDIA Inc.	8,292	32
*	Multimedia Games Inc.	8,500	31
*	Zale Corp.	14,898	31
*	Radio One Inc. Class A	14,000	31
*	Sealy Corp.	12,647	31
*	Cost Plus Inc.	7,100	29
*	Benihana Inc. Class A	3,860	29
*	Conn's Inc.	6,300	29
*	Martha Stewart Living Omnimedia Class A	6,130	29
*	Ruth's Hospitality Group Inc.	6,635	27
*	Harris Interactive Inc.	27,000	25
*	New York & Co. Inc.	9,500	24
*	Bluegreen Corp.	8,500	24
*	Build-A-Bear Workshop Inc.	3,900	24
	Koss Corp.	4,202	23
*	Carmike Cinemas Inc.	2,600	23
*	Gray Television Inc.	11,200	23
*	Valuevision Media Inc. Class A	11,940	22
*	Beasley Broadcasting Group Inc. Class A	4,235	22
	Dover Downs Gaming & Entertainment Inc.	6,583	22
*	Bon-Ton Stores Inc.	2,200	22
*	McCormick & Schmick's Seafood Restaurants Inc.	2,860	22
	Emerson Radio Corp.	9,600	22
*	MTR Gaming Group Inc.	12,037	22
*	Navarre Corp.	8,214	21
*	Bassett Furniture Industries Inc.	4,200	21
*	Jamba Inc.	9,207	20
*	Cache Inc.	3,950	20
*	Stanley Furniture Co. Inc.	5,600	19
*,^ Deer Consumer Products Inc.		2,000	19
	Hooker Furniture Corp.	1,600	19
*	LodgeNet Interactive Corp.	6,600	18
*	Cosi Inc.	21,135	18
*	Great Wolf Resorts Inc.	8,318	16
*	Premier Exhibitions Inc.	8,900	15
*	Benihana Inc. Class A	1,930	15
*	Nautilus Inc.	10,993	15
*	Radio One Inc.	16,291	14
*	Empire Resorts Inc.	12,697	14

*	Wonder Auto Technology Inc.	1,621	14
*	Heelys Inc.	5,550	13
*	Trans World Entertainment Corp.	7,150	12
*	Salem Communications Corp. Class A	3,960	12
*	Jackson Hewitt Tax Service Inc.	12,400	11
*	AC Moore Arts & Crafts Inc.	4,858	11
*	Dover Motorsports Inc.	5,900	11
	Flexsteel Industries	701	11
*	Century Casinos Inc.	5,100	11
*	Palm Harbor Homes Inc.	6,200	10
*	Spanish Broadcasting System Inc.	11,100	10
*	Vitacost.com Inc.	1,600	10
*	Princeton Review Inc.	4,500	9
*	Shiloh Industries Inc.	900	9
*	Joe's Jeans Inc.	4,000	8
*	Escalade Inc.	1,686	8
*	Emmis Communications Corp. Class A	10,365	8
*	Lakes Entertainment Inc.	4,613	8
*	Rocky Brands Inc.	1,000	8
	Collectors Universe	550	7
*	Hollywood Media Corp.	6,000	7
*	Outdoor Channel Holdings Inc.	1,100	6
	News Corp. Class B	400	6
*	Carrols Restaurant Group Inc.	844	4
*	Nobel Learning Communities Inc.	609	4
*	Atrinsic Inc.	8,417	4
*	Culp Inc.	400	4
*	Red Lion Hotels Corp.	500	4
*	Dixie Group Inc.	1,011	3
*	Town Sports International Holdings Inc.	1,000	3
*	SPAR Group Inc.	300	—
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	591	—
			647,576
	Consumer Staples (5.9%)
	Procter & Gamble Co.	1,291,946	77,478
	Coca-Cola Co.	931,434	54,508
	Wal-Mart Stores Inc.	915,292	48,986
	PepsiCo Inc.	723,571	48,074
	Philip Morris International Inc.	830,740	46,538
	Kraft Foods Inc.	782,056	24,134
	Altria Group Inc.	934,149	22,438
	CVS Caremark Corp.	610,494	19,212
	Colgate-Palmolive Co.	220,043	16,912
	Walgreen Co.	439,149	14,711
	Costco Wholesale Corp.	197,806	12,757
	Kimberly-Clark Corp.	185,902	12,093
	General Mills Inc.	297,936	10,887
	Archer-Daniels-Midland Co.	288,808	9,219
	Sysco Corp.	265,123	7,561
	HJ Heinz Co.	142,126	6,733
	Avon Products Inc.	192,606	6,185
	Kellogg Co.	119,735	6,048
	Kroger Co.	274,448	5,945
	Lorillard Inc.	68,756	5,522
	Mead Johnson Nutrition Co.	92,130	5,243
	Reynolds American Inc.	78,798	4,680
	ConAgra Foods Inc.	200,522	4,399

	Clorox Co.	63,118	4,214
	Coca-Cola Enterprises Inc.	135,150	4,190
	Dr Pepper Snapple Group Inc.	110,652	3,930
	Sara Lee Corp.	282,923	3,800
	Safeway Inc.	174,126	3,685
	Bunge Ltd.	61,335	3,629
	Molson Coors Brewing Co. Class B	72,533	3,425
	Hershey Co.	70,880	3,373
	Estee Lauder Cos. Inc. Class A	51,966	3,286
	Campbell Soup Co.	91,475	3,270
	JM Smucker Co.	53,613	3,245
*	Whole Foods Market Inc.	65,872	2,445
	McCormick & Co. Inc.	54,217	2,279
	Brown-Forman Corp. Class B	36,329	2,239
	Tyson Foods Inc. Class A	131,505	2,107
	Church & Dwight Co. Inc.	32,055	2,082
*	Energizer Holdings Inc.	30,131	2,026
	Herbalife Ltd.	26,808	1,618
*	Hansen Natural Corp.	34,245	1,596
*	Green Mountain Coffee Roasters Inc.	50,265	1,568
	Alberto-Culver Co. Class B	40,505	1,525
*	Constellation Brands Inc. Class A	85,240	1,508
	Hormel Foods Corp.	33,497	1,494
*	Ralcorp Holdings Inc.	24,957	1,459
	Corn Products International Inc.	34,250	1,284
	Del Monte Foods Co.	90,503	1,186
*	Smithfield Foods Inc.	68,159	1,147
	SUPERVALU Inc.	95,738	1,104
*	NBTY Inc.	18,340	1,008
*	BJ's Wholesale Club Inc.	24,066	999
	Flowers Foods Inc.	36,984	919
*	Dean Foods Co.	83,199	849
	Casey's General Stores Inc.	17,679	738
	Nu Skin Enterprises Inc. Class A	25,601	737
*	TreeHouse Foods Inc.	15,911	733
*	Central European Distribution Corp.	30,650	684
	Ruddick Corp.	19,209	666
*	United Natural Foods Inc.	18,900	626
	Universal Corp./VA	11,400	457
*	Hain Celestial Group Inc.	18,935	454
	Sanderson Farms Inc.	10,119	438
*	Fresh Del Monte Produce Inc.	20,160	437
	Lancaster Colony Corp.	9,151	435
	Diamond Foods Inc.	10,095	414
	Vector Group Ltd.	21,422	401
*	Darling International Inc.	43,407	370
	Andersons Inc.	9,300	352
	J&J Snack Foods Corp.	7,800	327
*	Chiquita Brands International Inc.	21,536	285
	Nash Finch Co.	6,656	283
	Lance Inc.	13,200	281
	Tootsie Roll Industries Inc.	11,299	281
*	Central Garden and Pet Co. Class A	25,150	261
*	Rite Aid Corp.	275,738	260
	B&G Foods Inc. Class A	22,400	245
	WD-40 Co.	6,412	244
*	Elizabeth Arden Inc.	12,138	243
*	Boston Beer Co. Inc. Class A	3,600	241

*	Pantry Inc.	8,400	203
*	Alliance One International Inc.	48,788	202
*	Winn-Dixie Stores Inc.	26,566	189
*	USANA Health Sciences Inc.	4,350	176
	Pricesmart Inc.	5,985	174
	Weis Markets Inc.	4,452	174
*	Medifast Inc.	6,400	174
*,^ Zhongpin Inc.		9,200	150
*	Heckmann Corp.	37,500	146
	Spartan Stores Inc.	9,800	142
*	Prestige Brands Holdings Inc.	14,246	141
	Cal-Maine Foods Inc.	4,600	133
*	Smart Balance Inc.	34,100	132
*	Dole Food Co. Inc.	12,950	118
*	Nutraceutical International Corp.	7,300	115
	Inter Parfums Inc.	6,225	109
*	Pilgrim's Pride Corp.	17,253	97
	Coca-Cola Bottling Co. Consolidated	1,700	90
*	American Oriental Bioengineering Inc.	37,100	89
	Ingles Markets Inc. Class A	5,000	83
*	Great Atlantic & Pacific Tea Co.	20,426	81
*	Revlon Inc. Class A	6,406	81
	National Beverage Corp.	5,760	81
*	Central Garden and Pet Co.	6,775	70
	Arden Group Inc.	790	65
*	Lifeway Foods Inc.	6,122	64
	Griffin Land & Nurseries Inc.	2,257	60
*	Harbinger Group Inc.	10,300	57
*	John B. Sanfilippo & Son Inc.	4,200	55
	Oil-Dri Corp. of America	2,500	54
*	Susser Holdings Corp.	3,592	50
	Calavo Growers Inc.	2,287	50
*	Omega Protein Corp.	7,900	45
*,^ Star Scientific Inc.		20,762	44
	Farmer Bros Co.	2,598	42
	Alico Inc.	1,667	39
*	Seneca Foods Corp. Class A	1,400	37
*,^ American Dairy Inc.		2,753	29
	Village Super Market Inc. Class A	826	23
	Schiff Nutrition International Inc.	2,700	22
*	Parlux Fragrances Inc.	9,354	21
	Imperial Sugar Co.	1,500	20
	MGP Ingredients Inc.	2,300	18
*,^ China-Biotics Inc.		1,400	15
*	Reddy Ice Holdings Inc.	6,613	15
	Female Health Co.	2,700	14
*	Mannatech Inc.	6,650	14
*	China Sky One Medical Inc.	1,774	13
*	Jones Soda Co.	6,300	9
*	AgFeed Industries Inc.	2,361	6
*	Physicians Formula Holdings Inc.	900	3
*	Orchids Paper Products Co.	100	1
*	Crystal Rock Holdings Inc.	800	1
			557,681
Energy (6.3%)
	Exxon Mobil Corp.	2,286,259	141,268
	Chevron Corp.	901,084	73,033

	Schlumberger Ltd.	613,146	37,776
	ConocoPhillips	634,430	36,435
	Occidental Petroleum Corp.	364,505	28,541
	Apache Corp.	161,920	15,829
	Halliburton Co.	409,309	13,536
	Anadarko Petroleum Corp.	222,120	12,672
	Devon Energy Corp.	190,641	12,342
	EOG Resources Inc.	113,750	10,575
	Marathon Oil Corp.	318,618	10,546
*	Transocean Ltd.	143,741	9,241
	National Oilwell Varco Inc.	188,241	8,371
	Baker Hughes Inc.	192,706	8,209
	Hess Corp.	132,757	7,849
	Chesapeake Energy Corp.	292,613	6,628
	Spectra Energy Corp.	290,340	6,547
	Peabody Energy Corp.	120,416	5,902
	Noble Energy Inc.	78,469	5,892
*	Weatherford International Ltd.	331,732	5,673
*	Southwestern Energy Co.	155,093	5,186
	Murphy Oil Corp.	81,832	5,067
	Williams Cos. Inc.	261,787	5,003
*	Cameron International Corp.	109,841	4,719
	Valero Energy Corp.	253,377	4,437
	El Paso Corp.	317,341	3,929
	Noble Corp.	114,576	3,872
	Consol Energy Inc.	101,639	3,757
*	FMC Technologies Inc.	54,468	3,720
*	Newfield Exploration Co.	59,752	3,432
	Pioneer Natural Resources Co.	51,909	3,376
*	Ultra Petroleum Corp.	68,507	2,876
	Range Resources Corp.	71,648	2,732
*	Denbury Resources Inc.	171,193	2,720
	Cimarex Energy Co.	37,757	2,499
	QEP Resources Inc.	78,708	2,372
*	Pride International Inc.	79,666	2,345
*	Concho Resources Inc./Midland TX	35,092	2,322
*	Nabors Industries Ltd.	128,466	2,320
*	Alpha Natural Resources Inc.	54,434	2,240
*	Whiting Petroleum Corp.	23,324	2,228
	EQT Corp.	61,632	2,222
*	Petrohawk Energy Corp.	135,812	2,192
*	Kinder Morgan Management LLC	36,120	2,176
	Diamond Offshore Drilling Inc.	31,511	2,136
	Sunoco Inc.	54,258	1,980
	Arch Coal Inc.	72,776	1,944
	Helmerich & Payne Inc.	47,970	1,941
	Core Laboratories NV	20,000	1,761
*	Plains Exploration & Production Co.	63,724	1,700
*	Rowan Cos. Inc.	51,770	1,572
*	McDermott International Inc.	103,880	1,535
*	Forest Oil Corp.	48,775	1,449
	Cabot Oil & Gas Corp.	47,370	1,426
*	Dresser-Rand Group Inc.	37,222	1,373
	Massey Energy Co.	44,079	1,367
*	Oceaneering International Inc.	25,105	1,352
	EXCO Resources Inc.	82,545	1,227
	Southern Union Co.	50,397	1,213
	Patterson-UTI Energy Inc.	69,618	1,189

*	Mariner Energy Inc.	46,980	1,138
	SM Energy Co.	28,507	1,068
*	Oil States International Inc.	22,915	1,067
	Tidewater Inc.	23,711	1,063
*	Atlas Energy Inc.	35,373	1,013
*	Brigham Exploration Co.	53,279	999
*	Superior Energy Services Inc.	36,095	963
*	SandRidge Energy Inc.	160,576	912
*	Dril-Quip Inc.	14,600	907
*	Gran Tierra Energy Inc.	114,170	881
	Tesoro Corp.	64,000	855
*	SEACOR Holdings Inc.	9,726	828
*	Atwood Oceanics Inc.	26,764	815
	World Fuel Services Corp.	28,790	749
*	Continental Resources Inc./OK	15,765	731
	CARBO Ceramics Inc.	8,900	721
	Berry Petroleum Co. Class A	22,300	708
*	Unit Corp.	18,650	695
*	Quicksilver Resources Inc.	55,050	694
	Holly Corp.	23,986	690
	Frontier Oil Corp.	48,664	652
*	Bill Barrett Corp.	17,792	641
*	McMoRan Exploration Co.	36,022	620
*	Exterran Holdings Inc.	27,050	614
	Lufkin Industries Inc.	13,800	606
*	Complete Production Services Inc.	29,007	593
*	Rosetta Resources Inc.	24,700	580
*	Bristow Group Inc.	15,800	570
*	Key Energy Services Inc.	57,820	550
*	Helix Energy Solutions Group Inc.	45,972	512
*	Comstock Resources Inc.	21,710	488
*	Swift Energy Co.	17,300	486
	Overseas Shipholding Group Inc.	13,388	459
*	Energy XXI Bermuda Ltd.	19,397	448
*	Patriot Coal Corp.	35,918	410
*	Newpark Resources Inc.	46,421	390
*	International Coal Group Inc.	71,063	378
*	Carrizo Oil & Gas Inc.	14,607	350
*	Tetra Technologies Inc.	33,350	340
	Penn Virginia Corp.	20,950	336
*	Cobalt International Energy Inc.	33,600	321
	RPC Inc.	14,825	314
*	Enbridge Energy Management LLC	5,656	312
*	Gulfmark Offshore Inc.	10,000	307
*	Contango Oil & Gas Co.	6,102	306
*	ION Geophysical Corp.	57,925	298
*	USEC Inc.	55,330	287
*	Northern Oil and Gas Inc.	16,872	286
*,^ ATP Oil & Gas Corp.		20,854	285
*	Stone Energy Corp.	18,466	272
*	Parker Drilling Co.	61,600	268
*	Global Industries Ltd.	48,274	264
*	Venoco Inc.	12,866	253
*	Cal Dive International Inc.	42,955	235
*	Kodiak Oil & Gas Corp.	68,314	232
*	Hornbeck Offshore Services Inc.	11,200	218
*	James River Coal Co.	12,188	214
*	Clean Energy Fuels Corp.	14,700	209

*	Gulfport Energy Corp.	14,900	206
*	Harvest Natural Resources Inc.	19,600	204
*	Cloud Peak Energy Inc.	10,853	198
*	Willbros Group Inc.	21,275	195
*	Petroleum Development Corp.	6,691	185
*	American Oil & Gas Inc.	22,320	181
*	Goodrich Petroleum Corp.	11,414	166
	General Maritime Corp.	32,204	158
*	Resolute Energy Corp.	13,675	151
*	Pioneer Drilling Co.	23,008	147
*	Warren Resources Inc.	36,220	144
*	Petroquest Energy Inc.	23,400	143
	Gulf Island Fabrication Inc.	7,714	140
*	CVR Energy Inc.	16,800	139
*	Rex Energy Corp.	10,636	136
*	Energy Partners Ltd.	11,183	134
*	Crosstex Energy Inc.	16,708	132
*	Vaalco Energy Inc.	22,800	131
	W&T Offshore Inc.	12,297	130
*	Tesco Corp.	10,462	126
*	Toreador Resources Corp.	11,152	125
*	Magnum Hunter Resources Corp.	29,700	123
*	Clayton Williams Energy Inc.	2,388	121
*	BPZ Resources Inc.	31,293	120
*	T-3 Energy Services Inc.	4,500	118
*	Endeavour International Corp.	89,700	116
*	CAMAC Energy Inc.	35,250	112
*	Hercules Offshore Inc.	42,324	112
*	Cheniere Energy Inc.	43,895	111
*	Matrix Service Co.	12,500	109
*,^ Hyperdynamics Corp.		45,463	107
*	OYO Geospace Corp.	1,824	106
*	PHI Inc.	6,324	102
*	Allis-Chalmers Energy Inc.	22,772	95
*	Western Refining Inc.	18,000	94
*	Rentech Inc.	91,400	90
*	Vantage Drilling Co.	42,700	68
*	Oilsands Quest Inc.	127,488	66
*	REX American Resources Corp.	4,300	62
*	Abraxas Petroleum Corp.	21,518	61
*	Natural Gas Services Group Inc.	4,000	59
*	Basic Energy Services Inc.	6,881	59
*	FX Energy Inc.	13,100	54
*	Dawson Geophysical Co.	2,000	53
*	Syntroleum Corp.	26,257	49
*	GMX Resources Inc.	10,100	49
	Panhandle Oil and Gas Inc. Class A	1,900	47
*	Seahawk Drilling Inc.	5,444	46
*	Delta Petroleum Corp.	56,963	45
*	CREDO Petroleum Corp.	5,050	42
*	Bronco Drilling Co. Inc.	10,270	41
*	Callon Petroleum Co.	7,361	36
*	Gastar Exploration Ltd.	8,806	35
*	ENGlobal Corp.	12,800	32
*	RAM Energy Resources Inc.	20,039	31
*	Uranium Energy Corp.	9,279	30
*	Double Eagle Petroleum Co.	6,523	29
*	Green Plains Renewable Energy Inc.	2,300	28

*	Georesources Inc.	1,700	27
*	HKN Inc.	7,047	25
	Houston American Energy Corp.	2,400	24
*	Gasco Energy Inc.	71,046	21
*,^ Pacific Ethanol Inc.		22,380	20
*,^ GeoGlobal Resources Inc.		21,100	18
*	Union Drilling Inc.	4,000	18
	Delek US Holdings Inc.	2,400	17
	Alon USA Energy Inc.	2,797	15
*	Isramco Inc.	245	15
*	Approach Resources Inc.	1,200	13
*	Sulphco Inc.	31,693	11
*	Uranium Resources Inc.	8,100	10
*	Westmoreland Coal Co.	1,000	10
*	Tri-Valley Corp.	13,900	9
*	Bolt Technology Corp.	900	9
*	Verenium Corp.	1,938	6
*,^ Evergreen Energy Inc.		4,349	6
*	Cano Petroleum Inc.	9,900	4
*	Geokinetics Inc.	600	4
*	Barnwell Industries Inc.	1,000	3
*	Mitcham Industries Inc.	300	2
*	NGAS Resources Inc.	2,400	2
*	PostRock Energy Corp.	351	1
*	BMB Munai Inc.	1,500	1
			598,393
Financials (9.6%)
	JPMorgan Chase & Co.	1,784,857	67,949
	Bank of America Corp.	4,500,703	59,004
	Wells Fargo & Co.	2,220,351	55,797
*	Citigroup Inc.	11,049,907	43,095
	Goldman Sachs Group Inc.	219,478	31,732
	American Express Co.	484,984	20,384
*	Berkshire Hathaway Inc. Class B	236,058	19,517
	US Bancorp	859,970	18,593
	MetLife Inc.	401,694	15,445
	Bank of New York Mellon Corp.	544,379	14,225
	Morgan Stanley	564,574	13,934
	PNC Financial Services Group Inc.	236,141	12,258
	Simon Property Group Inc.	131,391	12,185
	Travelers Cos. Inc.	222,307	11,582
	Prudential Financial Inc.	208,253	11,283
*	Berkshire Hathaway Inc. Class A	89	11,080
	Aflac Inc.	210,810	10,901
	ACE Ltd.	152,165	8,864
	State Street Corp.	225,359	8,487
	Chubb Corp.	146,444	8,346
	Capital One Financial Corp.	205,175	8,115
	CME Group Inc.	29,508	7,685
	Franklin Resources Inc.	71,468	7,640
	BB&T Corp.	310,148	7,468
	Allstate Corp.	229,655	7,246
	Charles Schwab Corp.	454,641	6,319
	Public Storage	64,685	6,277
	Vornado Realty Trust	73,369	6,275
	Equity Residential	126,769	6,030
	Progressive Corp.	285,346	5,955

	Marsh & McLennan Cos. Inc.	242,337	5,845
	T Rowe Price Group Inc.	116,735	5,844
	SunTrust Banks Inc.	223,956	5,785
	Loews Corp.	150,772	5,714
	Ameriprise Financial Inc.	115,381	5,461
	Boston Properties Inc.	62,281	5,177
	Annaly Capital Management Inc.	277,700	4,888
	HCP Inc.	131,653	4,737
	Northern Trust Corp.	97,531	4,705
	Hartford Financial Services Group Inc.	189,830	4,357
	Fifth Third Bancorp	356,162	4,285
	AON Corp.	109,334	4,276
	Invesco Ltd.	196,580	4,173
	Host Hotels & Resorts Inc.	282,844	4,096
	Discover Financial Services	243,707	4,065
	AvalonBay Communities Inc.	37,391	3,886
	Regions Financial Corp.	534,339	3,885
	Weyerhaeuser Co.	241,341	3,804
	Principal Financial Group Inc.	143,213	3,712
	Ventas Inc.	70,595	3,641
*	CIT Group Inc.	85,612	3,495
	NYSE Euronext	117,832	3,366
	XL Group PLC Class A	154,101	3,338
	Unum Group	149,712	3,316
	Lincoln National Corp.	136,157	3,257
	KeyCorp	393,941	3,136
	M&T Bank Corp.	37,503	3,068
	New York Community Bancorp Inc.	186,582	3,032
	Comerica Inc.	79,359	2,948
*	IntercontinentalExchange Inc.	28,140	2,947
	Kimco Realty Corp.	181,767	2,863
	Health Care REIT Inc.	59,486	2,816
	BlackRock Inc.	15,991	2,722
*	Genworth Financial Inc. Class A	220,232	2,691
	PartnerRe Ltd.	33,476	2,684
	Hudson City Bancorp Inc.	213,537	2,618
	Plum Creek Timber Co. Inc.	73,369	2,590
	ProLogis	215,848	2,543
*	SLM Corp.	218,649	2,525
	Macerich Co.	58,651	2,519
*	CB Richard Ellis Group Inc. Class A	130,381	2,383
	Digital Realty Trust Inc.	38,350	2,366
	Willis Group Holdings plc	76,197	2,348
	Everest Re Group Ltd.	26,500	2,291
	Moody's Corp.	91,263	2,280
	Federal Realty Investment Trust	27,648	2,258
	Legg Mason Inc.	73,737	2,235
	SL Green Realty Corp.	35,245	2,232
	People's United Financial Inc.	168,937	2,211
*	American International Group Inc.	54,896	2,146
	Assurant Inc.	52,733	2,146
*	Leucadia National Corp.	88,328	2,086
	Nationwide Health Properties Inc.	53,207	2,057
	Cincinnati Financial Corp.	70,152	2,024
	AMB Property Corp.	76,046	2,013
*	Arch Capital Group Ltd.	23,657	1,982
	Torchmark Corp.	36,963	1,964
	Huntington Bancshares Inc.	324,620	1,841

	Rayonier Inc.	36,105	1,810
	Axis Capital Holdings Ltd.	54,200	1,785
*	TD Ameritrade Holding Corp.	107,201	1,731
	UDR Inc.	80,762	1,706
	Alexandria Real Estate Equities Inc.	24,328	1,703
	WR Berkley Corp.	62,454	1,691
*	MSCI Inc. Class A	49,928	1,658
	Realty Income Corp.	48,950	1,651
	Jones Lang LaSalle Inc.	18,911	1,631
	Liberty Property Trust	51,039	1,628
	RenaissanceRe Holdings Ltd.	26,900	1,613
	Reinsurance Group of America Inc. Class A	33,311	1,609
	Marshall & Ilsley Corp.	226,572	1,595
	Fidelity National Financial Inc. Class A	99,417	1,562
	Eaton Vance Corp.	53,403	1,551
	Zions Bancorporation	72,207	1,542
*	Affiliated Managers Group Inc.	19,163	1,495
*	AmeriCredit Corp.	60,802	1,487
	Essex Property Trust Inc.	13,588	1,487
	Regency Centers Corp.	37,305	1,472
	Transatlantic Holdings Inc.	28,970	1,472
	Chimera Investment Corp.	371,293	1,467
*	Markel Corp.	4,230	1,458
	Old Republic International Corp.	104,603	1,449
*	E*Trade Financial Corp.	99,100	1,441
	Camden Property Trust	29,680	1,424
	Ares Capital Corp.	86,918	1,360
	HCC Insurance Holdings Inc.	51,799	1,351
	Senior Housing Properties Trust	57,354	1,348
	Cullen/Frost Bankers Inc.	24,486	1,319
	Duke Realty Corp.	112,127	1,300
	Hospitality Properties Trust	55,862	1,247
	Arthur J Gallagher & Co.	47,001	1,239
	SEI Investments Co.	60,808	1,237
	Assured Guaranty Ltd.	71,385	1,221
*	NASDAQ OMX Group Inc.	62,001	1,205
	Commerce Bancshares Inc.	31,865	1,198
	BRE Properties Inc.	28,815	1,196
	Mack-Cali Realty Corp.	36,089	1,180
*	First Horizon National Corp.	102,941	1,175
	Jefferies Group Inc.	50,328	1,142
	Raymond James Financial Inc.	45,005	1,140
	Weingarten Realty Investors	52,234	1,140
	Apartment Investment & Management Co.	52,932	1,132
	City National Corp./CA	21,310	1,131
	Brown & Brown Inc.	55,241	1,115
	White Mountains Insurance Group Ltd.	3,591	1,108
	Taubman Centers Inc.	24,700	1,102
	First Niagara Financial Group Inc.	94,125	1,097
	Allied World Assurance Co. Holdings Ltd.	19,375	1,096
	American Financial Group Inc.	35,440	1,084
	Developers Diversified Realty Corp.	96,236	1,080
	Waddell & Reed Financial Inc. Class A	39,187	1,072
*	St. Joe Co.	42,509	1,057
	Aspen Insurance Holdings Ltd.	34,792	1,053
	Highwoods Properties Inc.	32,249	1,047
	BioMed Realty Trust Inc.	57,720	1,034
	East West Bancorp Inc.	63,248	1,030

	Corporate Office Properties Trust	26,992	1,007
	Bank of Hawaii Corp.	21,973	987
	MFA Financial Inc.	128,700	982
	Associated Banc-Corp	74,338	981
	Federated Investors Inc. Class B	42,674	971
	National Retail Properties Inc.	38,009	954
	Hanover Insurance Group Inc.	20,243	951
	Omega Healthcare Investors Inc.	41,866	940
	TCF Financial Corp.	57,918	938
	Janus Capital Group Inc.	84,139	921
	Entertainment Properties Trust	21,134	913
	Greenhill & Co. Inc.	11,427	906
	Platinum Underwriters Holdings Ltd.	20,800	905
	Apollo Investment Corp.	88,033	901
	FirstMerit Corp.	48,922	896
	American Campus Communities Inc.	29,286	891
	Valley National Bancorp	69,096	891
*	American Capital Ltd.	152,971	889
	Douglas Emmett Inc.	50,659	887
	Washington Real Estate Investment Trust	27,653	877
	Validus Holdings Ltd.	32,993	870
	Home Properties Inc.	16,389	867
	Tanger Factory Outlet Centers	18,378	866
*	Alleghany Corp.	2,856	865
	Endurance Specialty Holdings Ltd.	21,700	864
*	Popular Inc.	295,343	856
	Protective Life Corp.	38,714	842
	CommonWealth REIT	32,390	829
	Fulton Financial Corp.	90,047	816
	StanCorp Financial Group Inc.	21,398	813
	Alterra Capital Holdings Ltd.	40,748	812
*	ProAssurance Corp.	14,010	807
*	SVB Financial Group	19,034	806
	Mid-America Apartment Communities Inc.	13,768	802
	Kilroy Realty Corp.	24,100	799
	Synovus Financial Corp.	321,133	790
	Washington Federal Inc.	51,290	783
	CBL & Associates Properties Inc.	59,404	776
	Erie Indemnity Co. Class A	13,666	766
*	MGIC Investment Corp.	81,217	750
	LaSalle Hotel Properties	31,760	743
*	MBIA Inc.	73,456	738
	Westamerica Bancorporation	13,518	737
	Brandywine Realty Trust	59,937	734
*	Forest City Enterprises Inc. Class A	55,918	717
*	Signature Bank/New York NY	18,451	717
	Equity Lifestyle Properties Inc.	13,150	716
	DiamondRock Hospitality Co.	70,634	670
*	Stifel Financial Corp.	14,295	662
	DuPont Fabros Technology Inc.	26,287	661
	Healthcare Realty Trust Inc.	28,055	656
	Prosperity Bancshares Inc.	19,970	648
	First American Financial Corp.	42,832	640
	CapitalSource Inc.	119,602	639
	Potlatch Corp.	18,488	629
	Post Properties Inc.	22,127	618
	Trustmark Corp.	27,974	608
*	CNO Financial Group Inc.	109,666	608

	Webster Financial Corp.	34,580	607
	Extra Space Storage Inc.	37,679	604
	American Capital Agency Corp.	22,641	602
	Iberiabank Corp.	12,000	600
	Umpqua Holdings Corp.	51,527	584
	Hatteras Financial Corp.	20,292	578
	Northwest Bancshares Inc.	51,004	571
	BOK Financial Corp.	12,612	569
	Montpelier Re Holdings Ltd.	32,708	566
	NewAlliance Bancshares Inc.	44,581	563
	Unitrin Inc.	22,851	557
	Delphi Financial Group Inc.	22,014	550
	Astoria Financial Corp.	39,895	544
*	PHH Corp.	25,247	532
	UMB Financial Corp.	14,621	519
	Mercury General Corp.	12,555	513
*	Knight Capital Group Inc. Class A	41,168	510
	National Health Investors Inc.	11,500	507
	Susquehanna Bancshares Inc.	60,018	507
	Medical Properties Trust Inc.	49,716	504
	PS Business Parks Inc.	8,902	504
	Argo Group International Holdings Ltd.	14,417	501
	Colonial Properties Trust	30,611	496
	BancorpSouth Inc.	34,821	494
*	Portfolio Recovery Associates Inc.	7,600	491
	Redwood Trust Inc.	33,576	485
	Glacier Bancorp Inc.	32,928	481
	Cash America International Inc.	13,687	479
	Radian Group Inc.	61,053	477
	United Bankshares Inc.	19,025	474
	Sovran Self Storage Inc.	12,480	473
	Tower Group Inc.	19,701	460
	EastGroup Properties Inc.	12,300	460
	Wintrust Financial Corp.	14,002	454
	DCT Industrial Trust Inc.	94,537	453
*	MF Global Holdings Ltd.	61,855	445
	First Financial Bancorp	26,682	445
	RLI Corp.	7,830	443
	FNB Corp./PA	51,775	443
	First Citizens BancShares Inc. Class A	2,319	430
	Old National Bancorp	40,824	429
	Starwood Property Trust Inc.	21,522	428
	International Bancshares Corp.	24,820	419
*	Sunstone Hotel Investors Inc.	46,050	418
	Hancock Holding Co.	13,655	411
	Franklin Street Properties Corp.	32,687	406
	TFS Financial Corp.	43,304	398
*	Ezcorp Inc. Class A	19,638	394
	Selective Insurance Group Inc.	23,700	386
	Cathay General Bancorp	32,283	384
	First Midwest Bancorp Inc.	33,254	383
	KBW Inc.	14,836	380
	Anworth Mortgage Asset Corp.	52,546	375
	Whitney Holding Corp.	45,333	370
	Community Bank System Inc.	16,000	368
	Wilmington Trust Corp.	40,991	368
	NBT Bancorp Inc.	16,653	368
	Nelnet Inc. Class A	16,000	366

	MB Financial Inc.	22,562	366
	Equity One Inc.	21,403	361
	Employers Holdings Inc.	22,739	359
	Infinity Property & Casualty Corp.	7,141	348
	First Financial Bankshares Inc.	7,410	348
	National Penn Bancshares Inc.	55,694	348
	Provident Financial Services Inc.	27,926	345
*	Interactive Brokers Group Inc.	19,825	341
	Park National Corp.	5,324	341
	Horace Mann Educators Corp.	19,085	339
*	optionsXpress Holdings Inc.	21,367	328
*	Ocwen Financial Corp.	32,350	328
	Capstead Mortgage Corp.	29,992	326
	American National Insurance Co.	4,267	324
*	Texas Capital Bancshares Inc.	18,394	318
*	PMI Group Inc.	85,700	315
	Alexander's Inc.	989	312
*	Navigators Group Inc.	6,993	312
	Lexington Realty Trust	43,108	309
*	World Acceptance Corp.	6,937	306
	CVB Financial Corp.	39,875	299
	Government Properties Income Trust	11,144	298
	Acadia Realty Trust	15,578	296
*	First Cash Financial Services Inc.	10,600	294
*	National Financial Partners Corp.	22,725	288
	Brookline Bancorp Inc.	28,689	286
	American Equity Investment Life Holding Co.	27,800	285
*	Greenlight Capital Re Ltd. Class A	11,369	284
	Columbia Banking System Inc.	14,434	284
	PacWest Bancorp	14,691	280
*	Investors Bancorp Inc.	23,646	280
	Saul Centers Inc.	6,643	279
	Bank of the Ozarks Inc.	7,508	278
*	Investment Technology Group Inc.	19,537	278
	Getty Realty Corp.	10,327	277
*	Piper Jaffray Cos.	9,220	269
*	Forestar Group Inc.	15,641	267
	PrivateBancorp Inc. Class A	23,241	265
	U-Store-It Trust	31,295	261
	BlackRock Kelso Capital Corp.	22,541	259
^	Capitol Federal Financial	10,444	258
	Hersha Hospitality Trust Class A	47,800	248
	Chemical Financial Corp.	11,969	247
	Inland Real Estate Corp.	29,454	245
	Investors Real Estate Trust	29,024	243
	City Holding Co.	7,927	243
	Cousins Properties Inc.	33,956	242
*	Ashford Hospitality Trust Inc.	26,606	241
	Prospect Capital Corp.	24,684	240
	MCG Capital Corp.	40,915	239
*	Pico Holdings Inc.	7,896	236
*	Pebblebrook Hotel Trust	13,047	235
	Amtrust Financial Services Inc.	15,845	230
	LTC Properties Inc.	9,000	230
	Pennsylvania Real Estate Investment Trust	19,349	229
*	GLG Partners Inc.	50,290	226
	Sun Communities Inc.	7,326	225
*	Credit Acceptance Corp.	3,700	224

*	Altisource Portfolio Solutions SA	7,166	223
*	Hilltop Holdings Inc.	22,838	219
*	Strategic Hotels & Resorts Inc.	51,427	218
	Safety Insurance Group Inc.	5,189	218
	Fifth Street Finance Corp.	19,511	217
	American Physicians Capital Inc.	5,200	216
	Boston Private Financial Holdings Inc.	32,663	214
	United Fire & Casualty Co.	10,001	212
	Trustco Bank Corp. NY	38,059	212
	Sterling Bancshares Inc.	38,850	209
	S&T Bancorp Inc.	11,876	207
	Meadowbrook Insurance Group Inc.	22,801	205
*	AMERISAFE Inc.	10,800	203
*	Enstar Group Ltd.	2,793	203
	Dime Community Bancshares Inc.	14,512	201
	Cypress Sharpridge Investments Inc.	15,041	201
	Compass Diversified Holdings	12,370	200
	First Commonwealth Financial Corp.	36,633	200
	First Potomac Realty Trust	13,195	198
	Invesco Mortgage Capital Inc.	9,100	196
	Simmons First National Corp. Class A	6,737	190
	Flagstone Reinsurance Holdings SA	17,809	189
	MarketAxess Holdings Inc.	11,113	189
	Home Bancshares Inc.	9,197	187
*	CNA Surety Corp.	10,410	187
	WesBanco Inc.	11,385	186
*	Pinnacle Financial Partners Inc.	20,168	185
	Provident New York Bancorp	21,730	182
	BGC Partners Inc. Class A	30,530	182
	Harleysville Group Inc.	5,517	181
*	Citizens Inc.	26,169	180
*	Dollar Financial Corp.	8,600	179
	GFI Group Inc.	38,668	179
	Glimcher Realty Trust	29,034	179
*	Cardtronics Inc.	11,381	176
	Evercore Partners Inc. Class A	6,100	175
*	FPIC Insurance Group Inc.	4,950	174
	Hercules Technology Growth Capital Inc.	17,107	173
	Walter Investment Management Corp.	9,756	171
	Artio Global Investors Inc. Class A	11,130	170
*	Nara Bancorp Inc.	23,802	168
*	Beneficial Mutual Bancorp Inc.	18,732	168
	Cardinal Financial Corp.	17,314	166
	First Financial Corp.	5,581	165
*	Encore Capital Group Inc.	8,923	161
*	iStar Financial Inc.	51,882	159
	TowneBank	10,600	159
	Independent Bank Corp.	7,000	158
	FBL Financial Group Inc. Class A	5,883	153
	Community Trust Bancorp Inc.	5,623	152
*	Western Alliance Bancorp	22,640	152
*	FelCor Lodging Trust Inc.	31,968	147
	Southside Bancshares Inc.	7,735	146
	Oriental Financial Group Inc.	10,981	146
	StellarOne Corp.	11,315	144
	Cedar Shopping Centers Inc.	23,600	143
*	West Coast Bancorp	62,743	143
	Westfield Financial Inc.	18,333	143

*	United Community Banks Inc.	61,561	138
	Cohen & Steers Inc.	6,300	137
	Bank Mutual Corp.	26,271	136
*	Safeguard Scientifics Inc.	10,753	135
	NorthStar Realty Finance Corp.	35,998	135
	Northfield Bancorp Inc.	12,400	134
	First Bancorp	9,817	134
	1st Source Corp.	7,693	134
	Universal Health Realty Income Trust	3,852	133
	SCBT Financial Corp.	4,229	132
	Republic Bancorp Inc. Class A	6,160	130
	SY Bancorp Inc.	5,189	129
	Education Realty Trust Inc.	17,921	128
	BankFinancial Corp.	13,840	127
*	FBR Capital Markets Corp.	40,332	127
	Maiden Holdings Ltd.	16,630	127
	Retail Opportunity Investments Corp.	13,175	126
	Associated Estates Realty Corp.	9,008	126
*	TradeStation Group Inc.	19,117	126
	Trico Bancshares	8,078	124
	NGP Capital Resources Co.	13,425	122
	National Western Life Insurance Co. Class A	857	121
*	First Marblehead Corp.	51,051	119
	Ramco-Gershenson Properties Trust	11,010	118
*	PMA Capital Corp. Class A	15,612	118
	MVC Capital Inc.	9,000	117
	German American Bancorp Inc.	6,797	117
*	LaBranche & Co. Inc.	29,899	117
	OneBeacon Insurance Group Ltd. Class A	8,107	116
	Urstadt Biddle Properties Inc. Class A	6,391	116
	Danvers Bancorp Inc.	7,461	114
	Sandy Spring Bancorp Inc.	7,332	114
	PennantPark Investment Corp.	10,700	114
	Parkway Properties Inc.	7,669	113
	1st United Bancorp Inc.	17,600	113
*	Citizens Republic Bancorp Inc.	122,457	110
*	eHealth Inc.	8,500	110
	Wilshire Bancorp Inc.	16,650	109
	Suffolk Bancorp	4,300	109
	Renasant Corp.	7,089	108
	Arrow Financial Corp.	4,266	107
	Flushing Financial Corp.	9,252	107
	Lakeland Bancorp Inc.	12,674	107
	Lakeland Financial Corp.	5,698	106
*	Tejon Ranch Co.	4,846	105
*	Hanmi Financial Corp.	81,938	105
	Tompkins Financial Corp.	2,629	104
*	Phoenix Cos. Inc.	49,630	104
*	Global Indemnity PLC	6,464	104
	Calamos Asset Management Inc. Class A	9,004	104
*	RAIT Financial Trust	62,555	103
	Univest Corp. of Pennsylvania	5,905	103
*	Center Financial Corp.	20,115	102
	ViewPoint Financial Group	10,985	102
	WSFS Financial Corp.	2,700	101
*	International Assets Holding Corp.	5,546	100
	Advance America Cash Advance Centers Inc.	24,859	100
*	Taylor Capital Group Inc.	8,700	100

	Agree Realty Corp.	3,900	98
*	Guaranty Bancorp	61,847	98
*	Primus Guaranty Ltd.	21,467	98
	ESSA Bancorp Inc.	8,266	98
*	First Industrial Realty Trust Inc.	19,264	98
	TICC Capital Corp.	9,386	97
	Presidential Life Corp.	9,800	96
	Gladstone Capital Corp.	8,419	95
	Duff & Phelps Corp. Class A	7,000	94
	Banner Corp.	43,600	94
	MainSource Financial Group Inc.	12,281	94
*	MPG Office Trust Inc.	36,800	92
*	Ameris Bancorp	9,820	92
	Gladstone Commercial Corp.	5,300	91
	Wainwright Bank & Trust Co.	4,782	90
	Abington Bancorp Inc.	8,563	90
*	Ladenburg Thalmann Financial Services Inc.	88,300	90
	Merchants Bancshares Inc.	3,611	90
	Cogdell Spencer Inc.	13,900	88
*	Virginia Commerce Bancorp Inc.	18,065	88
	Resource Capital Corp.	13,800	88
*	Bancorp Inc.	13,058	87
	Washington Trust Bancorp Inc.	4,493	86
	Bancfirst Corp.	2,100	85
	LSB Corp.	4,028	84
*	Seacoast Banking Corp. of Florida	68,964	84
	EMC Insurance Group Inc.	3,895	83
	Berkshire Hills Bancorp Inc.	4,378	83
	Capital Southwest Corp.	901	82
	First Merchants Corp.	10,627	81
	Winthrop Realty Trust	6,559	81
	GAMCO Investors Inc.	2,093	81
	Pennymac Mortgage Investment Trust	4,500	80
	Great Southern Bancorp Inc.	3,677	80
	Gladstone Investment Corp.	11,924	80
*	Newcastle Investment Corp.	24,631	76
*	Green Bankshares Inc.	11,102	75
*	Virtus Investment Partners Inc.	2,481	75
	One Liberty Properties Inc.	4,703	75
*	Sun Bancorp Inc.	14,652	75
*,^ Ambac Financial Group Inc.		134,271	75
	CapLease Inc.	13,200	74
	SeaBright Holdings Inc.	9,100	73
	SWS Group Inc.	10,221	73
	CBOE Holdings Inc.	3,600	72
	Southwest Bancorp Inc.	5,544	72
	Life Partners Holdings Inc.	3,750	71
	Kite Realty Group Trust	16,023	71
	Westwood Holdings Group Inc.	2,100	71
*	Gramercy Capital Corp.	50,824	71
	State Auto Financial Corp.	4,617	70
	Bryn Mawr Bank Corp.	4,070	70
	Mission West Properties Inc.	10,188	69
	Camden National Corp.	1,992	69
	Colony Financial Inc.	3,700	68
	First Busey Corp.	14,811	67
	CompuCredit Holdings Corp.	13,788	66
	Oppenheimer Holdings Inc. Class A	2,377	66

	Penns Woods Bancorp Inc.	2,008	66
	UMH Properties Inc.	6,159	66
	Arlington Asset Investment Corp. Class A	2,834	66
	Stewart Information Services Corp.	5,820	66
	Baldwin & Lyons Inc.	2,573	65
	First Mercury Financial Corp.	6,441	65
	Financial Institutions Inc.	3,651	64
	Donegal Group Inc. Class A	4,931	64
	Medallion Financial Corp.	8,180	64
	CoBiz Financial Inc.	11,273	63
	Union First Market Bankshares Corp.	4,750	62
	NYMAGIC Inc.	2,400	62
	Heartland Financial USA Inc.	3,955	61
	CFS Bancorp Inc.	13,200	61
	Northrim BanCorp Inc.	3,584	59
	Peoples Bancorp Inc.	4,782	59
	Roma Financial Corp.	5,600	59
	Center Bancorp Inc.	7,678	59
	National Bankshares Inc.	2,192	57
	Sanders Morris Harris Group Inc.	9,701	55
*	Waterstone Financial Inc.	13,579	54
	Main Street Capital Corp.	3,400	54
	Eastern Insurance Holdings Inc.	5,100	53
	First Financial Northwest Inc.	13,637	53
	Ames National Corp.	2,615	52
*	Penson Worldwide Inc.	10,262	51
*	NewStar Financial Inc.	6,812	50
	Sterling Bancorp	5,785	50
	Peapack Gladstone Financial Corp.	4,266	50
	American National Bankshares Inc.	2,283	50
*	Heritage Financial Corp.	3,576	50
	First Community Bancshares Inc.	3,779	49
	Pulaski Financial Corp.	7,046	49
	Consolidated-Tomoka Land Co.	1,700	48
	State Bancorp Inc.	5,343	48
	Centerstate Banks Inc.	5,542	48
	United Financial Bancorp Inc.	3,474	47
	Capital City Bank Group Inc.	3,850	47
	First Financial Holdings Inc.	4,035	45
	First South Bancorp Inc.	4,352	43
*	United Community Financial Corp.	32,272	43
	Territorial Bancorp Inc.	2,528	43
	OceanFirst Financial Corp.	3,436	42
*	Asset Acceptance Capital Corp.	7,559	41
	Asta Funding Inc.	5,300	40
	Student Loan Corp.	1,350	40
	Washington Banking Co.	2,800	39
	HF Financial Corp.	3,644	38
*	Avatar Holdings Inc.	1,994	38
	Citizens & Northern Corp.	2,898	38
*	American Safety Insurance Holdings Ltd.	2,300	38
	Kansas City Life Insurance Co.	1,200	37
	PMC Commercial Trust	4,300	37
*	Arbor Realty Trust Inc.	7,200	36
	Home Federal Bancorp Inc.	2,952	36
	American Physicians Service Group Inc.	1,090	35
	Monmouth Real Estate Investment Corp. Class A	4,500	35
	K-Fed Bancorp	4,436	35

	Century Bancorp Inc. Class A	1,440	34
*	Pacific Mercantile Bancorp	10,891	34
*	Eagle Bancorp Inc.	2,936	34
	Comm Bancorp Inc.	843	33
*	Gleacher & Co. Inc.	20,361	33
	Federal Agricultural Mortgage Corp. Class A	3,500	32
*	AmeriServ Financial Inc.	18,587	32
*	Stratus Properties Inc.	3,604	30
*	NewBridge Bancorp	8,369	30
	Resource America Inc. Class A	5,286	30
*	West Bancorporation Inc.	4,621	29
	US Global Investors Inc. Class A	4,600	29
	Provident Financial Holdings Inc.	4,832	28
*	United Security Bancshares	6,165	28
	Investors Title Co.	812	28
	Pacific Continental Corp.	3,050	28
	Triangle Capital Corp.	1,700	27
*	Unity Bancorp Inc.	5,069	27
*	Harris & Harris Group Inc.	6,200	26
*	Marlin Business Services Corp.	2,196	26
*	Meridian Interstate Bancorp Inc.	2,492	26
*	HFF Inc. Class A	2,800	26
	Apollo Commercial Real Estate Finance Inc.	1,600	26
	Rewards Network Inc.	1,733	25
*	Heritage Commerce Corp.	7,000	24
*	Pacific Capital Bancorp NA Rights	417,142	24
*,^ Central Pacific Financial Corp.		16,703	24
	Orrstown Financial Services Inc.	1,000	23
*,^ Sterling Financial Corp.		34,860	23
	MutualFirst Financial Inc.	2,926	22
*	First Acceptance Corp.	13,145	22
*	First Place Financial Corp.	5,836	22
*	Crawford & Co. Class B	9,050	22
	CreXus Investment Corp.	1,800	22
*	BancTrust Financial Group Inc.	7,033	22
*	MBT Financial Corp.	11,530	21
	First Bancorp Inc.	1,500	21
*	Premierwest Bancorp	47,106	21
*	Republic First Bancorp Inc.	10,019	20
	First of Long Island Corp.	800	20
	TF Financial Corp.	1,161	20
	Shore Bancshares Inc.	2,050	19
	Bank of Marin Bancorp	600	19
*	Tree.com Inc.	2,950	19
	Epoch Holding Corp.	1,500	19
	Kohlberg Capital Corp.	2,881	19
	Thomas Properties Group Inc.	5,320	19
	Jefferson Bancshares Inc.	5,200	19
	Independence Holding Co.	2,602	18
*,^ BankAtlantic Bancorp Inc. Class A		22,147	18
	Meta Financial Group Inc.	554	18
	Bridge Bancorp Inc.	700	17
	Codorus Valley Bancorp Inc.	2,097	17
*	Cowen Group Inc. Class A	5,200	17
	HopFed Bancorp Inc.	1,851	17
	Eastern Virginia Bankshares Inc.	4,460	16
	Wayne Savings Bancshares Inc.	2,079	16
	First Defiance Financial Corp.	1,600	16

	Hawthorn Bancshares Inc.	1,579	16
*	Encore Bancshares Inc.	2,207	16
*	Cadence Financial Corp.	7,800	16
	Enterprise Financial Services Corp.	1,685	16
*,^ Macatawa Bank Corp.		10,455	15
*	South Financial Group Inc.	53,734	15
	Dynex Capital Inc.	1,400	15
*	BCSB Bancorp Inc.	1,582	15
*	Flagstar Bancorp Inc.	8,199	15
	Sierra Bancorp	1,200	15
*	Colony Bankcorp Inc.	3,062	14
^	Princeton National Bancorp Inc.	2,999	14
	ESB Financial Corp.	1,000	14
	First M&F Corp.	3,952	14
	Landmark Bancorp Inc.	825	13
*	First BanCorp	46,200	13
*	Camco Financial Corp.	6,536	13
	Cohen & Co. Inc.	2,883	13
*	Consumer Portfolio Services Inc.	14,200	13
	CNB Financial Corp.	900	12
*	Deerfield Capital Corp.	1,764	12
	First Security Group Inc.	10,668	12
	JMP Group Inc.	1,900	12
*	Bank of Granite Corp.	16,417	12
	Mercantile Bank Corp.	2,546	12
*	Intervest Bancshares Corp. Class A	5,348	11
	Citizens South Banking Corp.	2,237	11
	United Security Bancshares	1,292	11
*	Metro Bancorp Inc.	1,000	10
	Federal Agricultural Mortgage Corp.	900	10
	National Interstate Corp.	445	10
*	Fox Chase Bancorp Inc.	1,000	9
	Smithtown Bancorp Inc.	2,454	9
	Alliance Financial Corp.	300	9
*	Atlantic Coast Federal Corp.	4,745	9
	Old Second Bancorp Inc.	6,115	9
*	HMN Financial Inc.	2,621	9
*	American Independence Corp.	1,770	8
*	Capital Trust Inc. Class A	5,099	8
	QC Holdings Inc.	2,008	8
*	North Valley Bancorp	4,618	8
	Capital Bank Corp.	4,502	8
	Ameriana Bancorp	1,926	8
	BRT Realty Trust	1,187	8
	Diamond Hill Investment Group Inc.	100	7
	Farmers Capital Bank Corp.	1,430	7
*	Royal Bancshares of Pennsylvania Inc.	4,060	7
	Rockville Financial Inc.	600	7
	Tower Bancorp Inc.	300	6
*	Cascade Bancorp	10,816	6
*	First Federal Bancshares of Arkansas Inc.	2,933	6
*,^ Integra Bank Corp.		7,550	6
*	Yadkin Valley Financial Corp.	2,100	5
*	Central Jersey Bancorp	700	5
*	Capitol Bancorp Ltd.	3,990	4
*,^ Anchor Bancorp Wisconsin Inc.		6,479	4
*	Superior Bancorp	4,089	4
*	Preferred Bank	2,123	3

*,^ Hampton Roads Bankshares Inc.		3,592	3
	NASB Financial Inc.	200	3
*	TIB Financial Corp.	7,640	3
*	FNB United Corp.	4,656	3
*	ZipRealty Inc.	900	3
*	Fidelity Southern Corp.	308	2
	Independent Bank Corp.	1,340	2
*	Vestin Realty Mortgage II Inc.	1,269	2
*	Affirmative Insurance Holdings Inc.	500	2
*	PAB Bankshares Inc.	2,196	2
*	Valley National Bancorp Warrants Exp. 06/30/2015	570	2
*	TIB Financial Corp. Rights	76,400	1
*	Community Capital Corp.	299	1
	First United Corp.	200	1
*	Hallmark Financial Services	100	1
*	Grubb & Ellis Co.	600	1
*	Southern Community Financial Corp.	400	1
*	EBS Litigation L.L.C.	6,856	—
*	Cascade Financial Corp.	375	—
			909,922
Health Care (7.2%)
	Johnson & Johnson	1,237,301	76,663
	Pfizer Inc.	3,618,411	62,128
	Merck & Co. Inc.	1,398,852	51,492
	Abbott Laboratories	692,579	36,180
*	Amgen Inc.	429,656	23,678
	Bristol-Myers Squibb Co.	771,413	20,913
	UnitedHealth Group Inc.	509,975	17,905
	Eli Lilly & Co.	465,708	17,012
	Medtronic Inc.	494,216	16,596
*	Gilead Sciences Inc.	399,403	14,223
	Baxter International Inc.	269,126	12,840
*	Celgene Corp.	206,854	11,917
*	Express Scripts Inc.	234,502	11,420
*	WellPoint Inc.	199,277	11,287
*	Medco Health Solutions Inc.	205,163	10,681
	Allergan Inc.	138,201	9,195
	Covidien plc	225,246	9,053
*	Thermo Fisher Scientific Inc.	184,423	8,830
*	Genzyme Corp.	119,824	8,482
	Becton Dickinson and Co.	104,800	7,766
	McKesson Corp.	121,991	7,537
*	Biogen Idec Inc.	119,648	6,715
	Stryker Corp.	133,315	6,672
	Aetna Inc.	190,375	6,018
*	St. Jude Medical Inc.	149,762	5,892
	Cardinal Health Inc.	162,187	5,359
*	Intuitive Surgical Inc.	17,543	4,978
*	Zimmer Holdings Inc.	91,373	4,782
	CIGNA Corp.	123,915	4,434
*	Hospira Inc.	74,733	4,261
*	Boston Scientific Corp.	683,518	4,190
*	Forest Laboratories Inc.	135,435	4,189
	AmerisourceBergen Corp. Class A	127,192	3,900
*	Life Technologies Corp.	82,274	3,841
*	Humana Inc.	76,243	3,830
*	Laboratory Corp. of America Holdings	46,977	3,684

	CR Bard Inc.	42,847	3,489
	Quest Diagnostics Inc.	69,000	3,482
*	Edwards Lifesciences Corp.	50,986	3,419
*	Varian Medical Systems Inc.	55,290	3,345
*	DaVita Inc.	46,936	3,240
*	Vertex Pharmaceuticals Inc.	90,350	3,123
*	Waters Corp.	41,609	2,945
*	Illumina Inc.	54,828	2,698
*	Cerner Corp.	31,424	2,639
*	Mylan Inc.	139,427	2,623
*	Alexion Pharmaceuticals Inc.	40,142	2,584
*	Human Genome Sciences Inc.	84,715	2,524
*	Dendreon Corp.	61,133	2,517
*	CareFusion Corp.	99,693	2,476
*	Henry Schein Inc.	41,352	2,422
	Perrigo Co.	37,055	2,380
*	ResMed Inc.	67,908	2,228
*	Watson Pharmaceuticals Inc.	50,475	2,136
*	Cephalon Inc.	33,927	2,118
	DENTSPLY International Inc.	62,257	1,990
*	Hologic Inc.	117,465	1,881
*	Mettler-Toledo International Inc.	15,037	1,871
*	Endo Pharmaceuticals Holdings Inc.	52,889	1,758
*	IDEXX Laboratories Inc.	25,770	1,591
	Universal Health Services Inc. Class B	40,894	1,589
	Beckman Coulter Inc.	31,676	1,545
*	Coventry Health Care Inc.	66,674	1,435
*	Allscripts Healthcare Solutions Inc.	75,860	1,401
*	Covance Inc.	29,139	1,363
*	Amylin Pharmaceuticals Inc.	64,690	1,349
*	United Therapeutics Corp.	23,880	1,338
*	Community Health Systems Inc.	43,171	1,337
	Omnicare Inc.	54,544	1,303
	Pharmaceutical Product Development Inc.	51,378	1,274
	PerkinElmer Inc.	53,640	1,241
*	Health Net Inc.	45,224	1,230
	Patterson Cos. Inc.	41,856	1,199
	Warner Chilcott PLC Class A	51,001	1,144
*	Mednax Inc.	21,414	1,141
*	King Pharmaceuticals Inc.	114,039	1,136
	Lincare Holdings Inc.	44,964	1,128
*	Alere Inc.	36,277	1,122
*	Gen-Probe Inc.	22,320	1,082
*	Kinetic Concepts Inc.	29,122	1,065
*	Tenet Healthcare Corp.	219,989	1,038
*	BioMarin Pharmaceutical Inc.	46,105	1,030
	Hill-Rom Holdings Inc.	28,513	1,023
	Teleflex Inc.	18,014	1,023
*	Salix Pharmaceuticals Ltd.	25,746	1,023
	Techne Corp.	16,074	992
*	Charles River Laboratories International Inc.	29,875	990
*	AMERIGROUP Corp.	23,226	986
	Cooper Cos. Inc.	20,898	966
*	Thoratec Corp.	24,462	905
	STERIS Corp.	26,937	895
*	Incyte Corp. Ltd.	55,082	881
*	LifePoint Hospitals Inc.	24,771	868
*	Health Management Associates Inc. Class A	113,204	867

*	Psychiatric Solutions Inc.	24,466	821
	Owens & Minor Inc.	28,705	817
*	Healthsouth Corp.	42,448	815
	Medicis Pharmaceutical Corp. Class A	27,192	806
*	Bio-Rad Laboratories Inc. Class A	8,805	797
*	VCA Antech Inc.	36,900	778
*	Onyx Pharmaceuticals Inc.	28,358	748
*	Regeneron Pharmaceuticals Inc.	27,284	748
*	Emergency Medical Services Corp. Class A	13,911	741
*	HMS Holdings Corp.	12,433	733
*	Myriad Genetics Inc.	44,074	723
*	Savient Pharmaceuticals Inc.	31,561	722
*	Dionex Corp.	8,200	709
*	Magellan Health Services Inc.	14,915	705
*	Sirona Dental Systems Inc.	19,176	691
*	Haemonetics Corp.	11,462	671
*	American Medical Systems Holdings Inc.	34,192	669
*	Talecris Biotherapeutics Holdings Corp.	28,620	655
	Masimo Corp.	23,892	652
*	Alkermes Inc.	43,814	642
*	Nektar Therapeutics	43,276	639
*	Theravance Inc.	31,438	632
*	Cubist Pharmaceuticals Inc.	26,706	625
*	Brookdale Senior Living Inc.	38,186	623
*	Immucor Inc.	31,280	620
*	NuVasive Inc.	17,550	617
*	Parexel International Corp.	26,600	615
*	Catalyst Health Solutions Inc.	17,250	607
*	Seattle Genetics Inc.	38,886	604
	Quality Systems Inc.	9,100	603
	Chemed Corp.	10,400	592
*	Acorda Therapeutics Inc.	17,540	579
*	WellCare Health Plans Inc.	19,759	572
*	Healthspring Inc.	22,000	568
*	Centene Corp.	23,500	554
*	PSS World Medical Inc.	25,550	546
*	Auxilium Pharmaceuticals Inc.	21,700	538
*	Viropharma Inc.	36,031	537
*	Volcano Corp.	20,309	528
	West Pharmaceutical Services Inc.	15,175	521
*	Cepheid Inc.	26,922	504
*	Align Technology Inc.	25,561	500
*	Impax Laboratories Inc.	24,333	482
*,^ athenahealth Inc.		14,500	479
*	Par Pharmaceutical Cos. Inc.	16,427	478
*	Pharmasset Inc.	14,800	437
*	MedAssets Inc.	20,000	421
*	Bruker Corp.	29,664	416
	Invacare Corp.	15,207	403
	Meridian Bioscience Inc.	18,208	398
*	Cyberonics Inc.	14,900	398
*	Integra LifeSciences Holdings Corp.	10,001	395
*	Medicines Co.	26,016	369
*	Isis Pharmaceuticals Inc.	43,725	367
*	Martek Biosciences Corp.	15,984	362
*	CONMED Corp.	15,440	346
*	Halozyme Therapeutics Inc.	44,500	343
*	Abraxis BioScience Inc.	4,341	336

*	Amedisys Inc.	13,234	315
	Landauer Inc.	4,900	307
*	Vivus Inc.	45,814	306
*	Luminex Corp.	18,616	298
	PDL BioPharma Inc.	56,495	297
*	Wright Medical Group Inc.	20,400	294
*	NxStage Medical Inc.	15,300	292
*	Gentiva Health Services Inc.	13,331	291
*	Greatbatch Inc.	12,541	291
*	Enzon Pharmaceuticals Inc.	25,691	289
*	Momenta Pharmaceuticals Inc.	19,200	289
*	Amsurg Corp. Class A	16,300	285
*	Bio-Reference Labs Inc.	13,288	277
*	Celera Corp.	39,557	267
*	DexCom Inc.	20,100	266
	Analogic Corp.	5,900	265
*	Neogen Corp.	7,803	264
	Universal American Corp.	17,857	263
*	Medivation Inc.	19,915	259
*	Zoll Medical Corp.	8,000	258
*	MWI Veterinary Supply Inc.	4,300	248
*	InterMune Inc.	18,200	248
*	Abaxis Inc.	10,700	247
*	Questcor Pharmaceuticals Inc.	24,622	244
	Computer Programs & Systems Inc.	5,600	238
*	Natus Medical Inc.	16,200	236
*	Accelrys Inc.	33,550	234
*,^ MannKind Corp.		33,595	227
*	Geron Corp.	40,580	224
*	ICU Medical Inc.	6,000	224
*	Omnicell Inc.	17,100	224
*	Hanger Orthopedic Group Inc.	15,235	222
*	Sun Healthcare Group Inc.	25,629	217
*	Conceptus Inc.	15,600	214
*	Healthways Inc.	18,313	213
*	ABIOMED Inc.	19,700	209
*	NPS Pharmaceuticals Inc.	30,446	208
*	Air Methods Corp.	5,000	208
*	Merit Medical Systems Inc.	12,839	204
*	Alnylam Pharmaceuticals Inc.	16,500	203
*	Neurocrine Biosciences Inc.	33,034	200
*	Sequenom Inc.	28,330	199
*	Kindred Healthcare Inc.	15,232	198
*	Corvel Corp.	4,656	198
*	Lexicon Pharmaceuticals Inc.	122,609	196
*	Emeritus Corp.	11,336	193
*	Exelixis Inc.	48,305	189
*	Orthofix International NV	6,001	189
*	RehabCare Group Inc.	9,232	187
*	Zymogenetics Inc.	18,875	184
*	Assisted Living Concepts Inc. Class A	6,044	184
*	Inspire Pharmaceuticals Inc.	29,885	178
*	Metabolix Inc.	13,884	175
*	Affymetrix Inc.	36,894	168
*	Pharmacyclics Inc.	20,828	168
*	Quidel Corp.	15,000	165
*	Akorn Inc.	40,744	165
*	Insulet Corp.	11,500	163

*	Res-Care Inc.	12,200	162
*	Accuray Inc.	25,957	161
*	SonoSite Inc.	4,808	161
*	AMAG Pharmaceuticals Inc.	9,333	161
*	Clinical Data Inc.	9,500	160
*	Depomed Inc.	35,406	159
*	SIGA Technologies Inc.	18,380	155
*	PharMerica Corp.	16,254	155
*	Pain Therapeutics Inc.	24,800	153
*	Immunogen Inc.	24,400	153
*	Arqule Inc.	29,301	151
*	Nabi Biopharmaceuticals	31,171	150
*	Endologix Inc.	32,493	148
*	Immunomedics Inc.	45,675	147
*	IPC The Hospitalist Co. Inc.	5,350	146
*	Symmetry Medical Inc.	15,100	146
*	eResearchTechnology Inc.	19,350	145
*	Ardea Biosciences Inc.	6,170	142
*	Select Medical Holdings Corp.	18,410	142
*	Rigel Pharmaceuticals Inc.	16,689	140
*	Targacept Inc.	6,282	140
	Valeant Pharmaceuticals International Inc.	5,602	140
*	LHC Group Inc.	5,900	137
*	Allos Therapeutics Inc.	28,177	133
*	American Dental Partners Inc.	10,709	129
*,^ AVI BioPharma Inc.		70,000	129
*	Micromet Inc.	19,030	128
*	Molina Healthcare Inc.	4,718	127
*	Cross Country Healthcare Inc.	17,700	127
*	US Physical Therapy Inc.	7,600	127
*	Emdeon Inc. Class A	10,393	127
*	Rural/Metro Corp.	14,870	127
*	OraSure Technologies Inc.	30,890	125
*	Spectranetics Corp.	22,996	125
*	Kensey Nash Corp.	4,291	124
*	Angiodynamics Inc.	7,693	117
*	Ariad Pharmaceuticals Inc.	29,712	113
*	Protalix BioTherapeutics Inc.	13,000	113
*	Maxygen Inc.	19,491	113
*	Triple-S Management Corp. Class B	6,635	112
*	TomoTherapy Inc.	30,606	108
*	BioScrip Inc.	20,408	105
*	AMN Healthcare Services Inc.	20,205	104
*	Emergent Biosolutions Inc.	6,000	104
*	Corcept Therapeutics Inc.	26,427	103
*	IRIS International Inc.	10,700	103
*	Ligand Pharmaceuticals Inc. Class B	64,280	102
*	Palomar Medical Technologies Inc.	9,700	100
*	Continucare Corp.	23,735	100
*	Novavax Inc.	45,222	99
	America Service Group Inc.	6,643	99
*	Orthovita Inc.	43,416	99
*	Array Biopharma Inc.	29,985	97
*	Medical Action Industries Inc.	10,350	94
*	Optimer Pharmaceuticals Inc.	10,200	94
*	Cypress Bioscience Inc.	24,077	93
*	Medidata Solutions Inc.	4,700	90
*	Chelsea Therapeutics International Ltd.	17,600	90

*	Alphatec Holdings Inc.	41,900	89
*,^ Somaxon Pharmaceuticals Inc.		22,900	89
	National Healthcare Corp.	2,400	89
*,^ Biotime Inc.		18,600	88
*	Pozen Inc.	12,462	88
*	Progenics Pharmaceuticals Inc.	17,436	88
*	Five Star Quality Care Inc.	17,293	87
*	Opko Health Inc.	38,077	85
*	Genoptix Inc.	6,000	85
*	CryoLife Inc.	14,000	85
*	XenoPort Inc.	11,900	85
*	BioMimetic Therapeutics Inc.	7,381	84
*	Delcath Systems Inc.	11,598	84
*	Capital Senior Living Corp.	15,700	84
*	Sangamo Biosciences Inc.	23,683	81
*	Idenix Pharmaceuticals Inc.	26,134	81
*	Durect Corp.	31,841	81
*	Rochester Medical Corp.	7,086	77
*	Dynavax Technologies Corp.	41,928	77
*	Vital Images Inc.	5,700	75
*	Albany Molecular Research Inc.	11,811	75
*	Sunrise Senior Living Inc.	21,300	73
	Cantel Medical Corp.	4,500	73
*	Hi-Tech Pharmacal Co. Inc.	3,513	71
*	Cerus Corp.	18,474	71
*	SurModics Inc.	5,945	71
*	SuperGen Inc.	33,900	71
*,^ Cell Therapeutics Inc.		179,910	70
*	Caliper Life Sciences Inc.	17,380	69
*	MAP Pharmaceuticals Inc.	4,431	68
*	Sciclone Pharmaceuticals Inc.	25,157	66
*	Almost Family Inc.	2,200	65
*	Curis Inc.	47,470	65
	Atrion Corp.	400	63
*	Keryx Biopharmaceuticals Inc.	13,000	63
*	Dyax Corp.	25,397	60
	Young Innovations Inc.	2,100	60
*	Merge Healthcare Inc.	20,581	60
*	Medcath Corp.	5,899	59
*	Arena Pharmaceuticals Inc.	37,708	59
*	Cadence Pharmaceuticals Inc.	7,068	59
*	Stereotaxis Inc.	14,107	58
*	BioCryst Pharmaceuticals Inc.	11,700	58
*	RTI Biologics Inc.	21,863	57
*	Genomic Health Inc.	4,300	57
*	BMP Sunstone Corp.	6,943	53
*	Exact Sciences Corp.	7,166	52
*	Nighthawk Radiology Holdings Inc.	7,985	51
*	Providence Service Corp.	3,100	51
*	Anadys Pharmaceuticals Inc.	21,879	51
*	Clarient Inc.	14,890	50
*	Alliance HealthCare Services Inc.	10,800	49
*	Anika Therapeutics Inc.	8,000	48
*	Furiex Pharmaceuticals Inc.	4,223	48
*	Osteotech Inc.	7,187	46
	Psychemedics Corp.	4,980	46
*	Cambrex Corp.	10,772	46
*	LCA-Vision Inc.	8,112	45

*	Synovis Life Technologies Inc.	2,995	45
*	PDI Inc.	5,100	45
*	Hooper Holmes Inc.	63,605	45
*	Spectrum Pharmaceuticals Inc.	10,500	44
*	AGA Medical Holdings Inc.	3,100	43
*	Myrexis Inc.	11,168	43
*	Inovio Pharmaceuticals Inc.	33,339	42
*,^ Orexigen Therapeutics Inc.		7,000	42
	Ensign Group Inc.	2,292	41
*	Health Grades Inc.	4,900	40
*	MAKO Surgical Corp.	4,100	39
*	StemCells Inc.	46,900	39
*	CytRx Corp.	51,700	39
*	AVANIR Pharmaceuticals Inc.	12,100	39
*	Osiris Therapeutics Inc.	5,258	38
*	KV Pharmaceutical Co. Class A	16,333	38
*	Icad Inc.	21,400	38
*	Kendle International Inc.	4,000	37
*	Affymax Inc.	6,154	37
*	Chindex International Inc.	2,400	36
*	Vanda Pharmaceuticals Inc.	5,400	36
*	Enzo Biochem Inc.	9,435	36
*	Inhibitex Inc.	19,500	35
*	Cytori Therapeutics Inc.	7,100	35
*	Peregrine Pharmaceuticals Inc.	23,676	34
*	NovaMed Inc.	3,533	34
*	Santarus Inc.	11,122	33
*	ZIOPHARM Oncology Inc.	8,900	33
*	Allied Healthcare International Inc.	13,317	33
*	Columbia Laboratories Inc.	30,465	33
*	Generex Biotechnology Corp.	66,500	33
*	Matrixx Initiatives Inc.	6,300	32
*	Adolor Corp.	29,428	32
*	Obagi Medical Products Inc.	3,000	32
*	GTx Inc.	8,800	30
*	Celldex Therapeutics Inc.	7,537	30
*	Caraco Pharmaceutical Laboratories Ltd.	5,444	29
*	OTIX Global Inc.	2,786	29
*	Telik Inc.	39,883	29
*	Exactech Inc.	1,758	29
*	GenVec Inc.	47,497	28
*	Harvard Bioscience Inc.	7,434	28
*	Vical Inc.	12,115	27
*	Jazz Pharmaceuticals Inc.	2,400	26
*	Vascular Solutions Inc.	2,200	25
*	ThermoGenesis Corp.	8,484	25
*	Cardiac Science Corp.	13,656	25
*	Skilled Healthcare Group Inc.	6,000	24
*	MELA Sciences Inc.	3,504	23
*	Cutera Inc.	2,800	23
*	Staar Surgical Co.	4,100	22
*	Hansen Medical Inc.	15,321	22
*	ISTA Pharmaceuticals Inc.	5,337	22
*	CPEX Pharmaceuticals Inc.	940	22
*	Insmed Inc.	30,050	22
*	Cytokinetics Inc.	7,525	20
*	Hemispherx Biopharma Inc.	35,200	20
*	CardioNet Inc.	4,200	19

*	Entremed Inc.	4,828	18
*	Transcend Services Inc.	1,200	18
*	Capstone Therapeutics Corp.	20,010	18
*	Biolase Technology Inc.	15,314	18
*	Aastrom Biosciences Inc.	10,475	16
*	Animal Health International Inc.	5,800	16
*	Strategic Diagnostics Inc.	9,612	16
*	Theragenics Corp.	11,916	15
*	Acadia Pharmaceuticals Inc.	15,540	14
*	Idera Pharmaceuticals Inc.	4,300	14
*	RadNet Inc.	5,579	13
*	Cynosure Inc. Class A	1,300	13
*	XOMA Ltd.	4,333	13
*	Cel-Sci Corp.	19,362	12
*	Discovery Laboratories Inc.	56,046	12
*	Alexza Pharmaceuticals Inc.	3,696	12
*	Orchid Cellmark Inc.	7,589	12
*	Synta Pharmaceuticals Corp.	2,800	11
*	Biodel Inc.	2,000	11
*	Repligen Corp.	2,900	10
*	Biosante Pharmaceuticals Inc.	5,715	10
*	OncoGenex Pharmaceutical Inc.	636	9
*	Antigenics Inc.	8,912	9
*	RXi Pharmaceuticals Corp.	2,936	8
*	Infinity Pharmaceuticals Inc.	1,525	8
*	Arrowhead Research Corp.	5,498	6
*	Dusa Pharmaceuticals Inc.	2,300	6
*	IVAX Diagnostics Inc.	8,700	5
*	Mediware Information Systems	500	5
*	Biospecifics Technologies Corp.	166	4
*	SCOLR Pharma Inc.	6,600	4
*	Zalicus Inc.	2,700	4
*	AspenBio Pharma Inc.	6,000	3
*,^ ADVENTRX Pharmaceuticals Inc.		1,416	3
*	Poniard Pharmaceuticals Inc.	4,773	3
*	Digirad Corp.	1,200	2
*	OXiGENE Inc.	6,748	2
*	NMT Medical Inc.	3,531	2
*	Metropolitan Health Networks Inc.	200	1
*	EpiCept Corp.	637	—
*	Repros Therapeutics Inc.	700	—
*	Palatin Technologies Inc.	160	—
*	Bovie Medical Corp.	100	—
*	Apricus Biosciences Inc.	100	—
			679,721
Industrials (6.8%)
	General Electric Co.	4,789,320	77,826
	United Technologies Corp.	397,555	28,318
	3M Co.	303,869	26,349
	Caterpillar Inc.	281,825	22,174
	United Parcel Service Inc. Class B	323,056	21,545
	Boeing Co.	306,525	20,396
	Union Pacific Corp.	226,932	18,563
	Emerson Electric Co.	337,955	17,797
	Honeywell International Inc.	326,667	14,354
	Deere & Co.	190,628	13,302
	FedEx Corp.	133,630	11,425

	Lockheed Martin Corp.	142,597	10,164
	Danaher Corp.	247,758	10,061
	Norfolk Southern Corp.	166,224	9,892
	CSX Corp.	174,761	9,668
	General Dynamics Corp.	147,291	9,251
	Illinois Tool Works Inc.	191,862	9,021
	Tyco International Ltd.	231,153	8,490
	Precision Castparts Corp.	63,877	8,135
	Northrop Grumman Corp.	129,213	7,834
	Raytheon Co.	169,722	7,758
	Cummins Inc.	85,620	7,755
	Waste Management Inc.	205,616	7,349
	PACCAR Inc.	147,155	7,086
	Eaton Corp.	71,599	5,906
	CH Robinson Worldwide Inc.	78,367	5,479
	Republic Services Inc. Class A	171,104	5,217
	Ingersoll-Rand plc	144,245	5,151
	Parker Hannifin Corp.	72,484	5,078
	Expeditors International of Washington Inc.	95,362	4,409
	Dover Corp.	83,622	4,366
	Southwest Airlines Co.	333,554	4,360
	Goodrich Corp.	56,425	4,160
*	Delta Air Lines Inc.	355,368	4,137
	Rockwell Collins Inc.	70,509	4,107
	Rockwell Automation Inc.	64,323	3,971
	Fluor Corp.	80,090	3,967
	L-3 Communications Holdings Inc.	52,121	3,767
	ITT Corp.	78,682	3,685
	Cooper Industries plc	75,058	3,673
	WW Grainger Inc.	27,943	3,328
	Joy Global Inc.	46,375	3,261
	Fastenal Co.	59,746	3,178
	Flowserve Corp.	25,220	2,760
	Roper Industries Inc.	42,247	2,754
	Textron Inc.	123,088	2,531
*	Stericycle Inc.	35,962	2,499
	Bucyrus International Inc. Class A	34,450	2,389
	AMETEK Inc.	47,589	2,273
	Pall Corp.	53,100	2,211
*	Jacobs Engineering Group Inc.	56,300	2,179
	Pitney Bowes Inc.	93,841	2,006
	Manpower Inc.	36,845	1,923
	Iron Mountain Inc.	82,959	1,853
*	Quanta Services Inc.	94,602	1,805
*	UAL Corp.	76,222	1,801
	KBR Inc.	73,000	1,799
	Masco Corp.	163,083	1,796
	Equifax Inc.	57,487	1,794
*	Kansas City Southern	46,250	1,730
	Cintas Corp.	62,312	1,717
	Robert Half International Inc.	64,335	1,673
	Dun & Bradstreet Corp.	22,526	1,670
	Avery Dennison Corp.	44,499	1,652
*	AGCO Corp.	42,303	1,650
*	Continental Airlines Inc. Class B	63,589	1,580
	RR Donnelley & Sons Co.	92,906	1,576
	Donaldson Co. Inc.	33,257	1,567
	Pentair Inc.	44,160	1,485

	JB Hunt Transport Services Inc.	42,790	1,485
	Timken Co.	37,195	1,427
	SPX Corp.	22,443	1,420
*	Verisk Analytics Inc. Class A	50,700	1,420
*	URS Corp.	37,031	1,406
*	Foster Wheeler AG	57,402	1,404
*	Owens Corning	52,297	1,340
*	Waste Connections Inc.	33,650	1,335
*	BE Aerospace Inc.	43,957	1,332
	TransDigm Group Inc.	21,200	1,315
	IDEX Corp.	36,953	1,312
*	Shaw Group Inc.	38,206	1,282
*	IHS Inc. Class A	18,797	1,278
	Gardner Denver Inc.	23,792	1,277
*	Corrections Corp. of America	51,622	1,274
*	Navistar International Corp.	28,879	1,260
	Snap-On Inc.	26,435	1,230
*	WABCO Holdings Inc.	29,270	1,228
	Hubbell Inc. Class B	23,949	1,215
	Kennametal Inc.	36,882	1,141
*	Alliant Techsystems Inc.	15,120	1,140
	Towers Watson & Co. Class A	23,090	1,136
	Lincoln Electric Holdings Inc.	19,425	1,123
*	Terex Corp.	49,000	1,123
	MSC Industrial Direct Co. Class A	20,554	1,111
*	Oshkosh Corp.	40,308	1,108
*	Babcock & Wilcox Co.	51,940	1,105
*	Hertz Global Holdings Inc.	103,600	1,097
*	Copart Inc.	32,624	1,076
	Nordson Corp.	14,059	1,036
	Ryder System Inc.	24,150	1,033
	Wabtec Corp.	21,514	1,028
	Regal-Beloit Corp.	17,400	1,021
*	Aecom Technology Corp.	41,764	1,013
*	Thomas & Betts Corp.	23,832	978
*	Spirit Aerosystems Holdings Inc. Class A	47,510	947
*	AMR Corp.	150,876	946
*	Kirby Corp.	23,600	945
	Covanta Holding Corp.	59,553	938
	Harsco Corp.	36,946	908
	Lennox International Inc.	21,705	905
*	GrafTech International Ltd.	56,898	889
	CLARCOR Inc.	22,870	883
	Landstar System Inc.	22,770	879
	Graco Inc.	27,591	875
	Acuity Brands Inc.	19,612	868
	Woodward Governor Co.	26,500	859
	Crane Co.	22,497	854
	Toro Co.	15,000	843
	Carlisle Cos. Inc.	27,912	836
*	Alaska Air Group Inc.	16,278	831
	Baldor Electric Co.	20,219	817
	Trinity Industries Inc.	36,388	810
*	Hexcel Corp.	44,800	797
*	Esterline Technologies Corp.	13,700	784
*	WESCO International Inc.	19,725	775
*	JetBlue Airways Corp.	115,111	770
*	Genesee & Wyoming Inc. Class A	17,619	765

	Con-way Inc.	24,526	760
	UTi Worldwide Inc.	46,728	751
*	EMCOR Group Inc.	30,500	750
*	Clean Harbors Inc.	10,965	743
*	FTI Consulting Inc.	21,380	742
*	Geo Group Inc.	31,280	730
	Manitowoc Co. Inc.	59,748	724
	Actuant Corp. Class A	31,360	720
	Valmont Industries Inc.	9,557	692
*	US Airways Group Inc.	73,822	683
	AO Smith Corp.	11,545	668
	Alexander & Baldwin Inc.	19,129	666
*	Teledyne Technologies Inc.	16,421	654
*	General Cable Corp.	24,052	652
	Brady Corp. Class A	22,262	649
	Watsco Inc.	11,500	640
*	Moog Inc. Class A	18,000	639
	Curtiss-Wright Corp.	20,768	629
*	ArvinMeritor Inc.	40,481	629
	GATX Corp.	21,336	626
	HNI Corp.	21,135	608
*	American Superconductor Corp.	19,308	600
*	United Stationers Inc.	11,019	590
*	Tetra Tech Inc.	27,938	586
*	Atlas Air Worldwide Holdings Inc.	11,600	584
*	Dollar Thrifty Automotive Group Inc.	11,600	582
	Belden Inc.	21,825	576
	Triumph Group Inc.	7,606	567
	Knight Transportation Inc.	28,965	560
*	Avis Budget Group Inc.	47,793	557
	Kaydon Corp.	15,488	536
	Applied Industrial Technologies Inc.	17,489	535
*	EnerSys	21,080	526
*	Middleby Corp.	8,253	523
	Brink's Co.	21,956	505
*	Old Dominion Freight Line Inc.	19,725	501
*	HUB Group Inc. Class A	17,107	501
	Corporate Executive Board Co.	15,845	500
	Rollins Inc.	20,850	487
	Herman Miller Inc.	24,587	484
	Watts Water Technologies Inc. Class A	13,911	474
*	DigitalGlobe Inc.	15,460	470
	Simpson Manufacturing Co. Inc.	18,100	467
	Mueller Industries Inc.	17,429	462
*	CoStar Group Inc.	9,317	454
	Deluxe Corp.	23,637	452
	Werner Enterprises Inc.	21,577	442
	ABM Industries Inc.	20,350	439
*	Insituform Technologies Inc. Class A	18,100	438
	Briggs & Stratton Corp.	22,996	437
*	II-VI Inc.	11,700	437
	Mine Safety Appliances Co.	16,002	434
*	USG Corp.	32,400	427
	Healthcare Services Group Inc.	18,642	425
*	AirTran Holdings Inc.	57,740	424
	ESCO Technologies Inc.	12,400	412
	Heartland Express Inc.	27,418	408
*	GeoEye Inc.	10,068	408

*	Orbital Sciences Corp.	26,000	398
	Robbins & Myers Inc.	14,700	394
*	Armstrong World Industries Inc.	9,156	380
*	Korn/Ferry International	22,900	379
	Forward Air Corp.	14,553	378
*	Polypore International Inc.	12,400	374
	Granite Construction Inc.	16,177	368
	Barnes Group Inc.	20,864	367
	Skywest Inc.	25,900	362
	Knoll Inc.	22,700	352
	American Science & Engineering Inc.	4,700	346
*	Griffon Corp.	28,390	346
	Administaff Inc.	12,700	342
*	AAR Corp.	18,100	338
*	United Rentals Inc.	22,680	337
*	EnPro Industries Inc.	10,719	335
	Cubic Corp.	7,900	322
*	Advisory Board Co.	7,291	322
*	Acacia Research - Acacia Technologies	17,831	314
	Seaboard Corp.	177	313
	Steelcase Inc. Class A	37,426	312
	Kaman Corp.	11,851	311
*	Beacon Roofing Supply Inc.	20,975	306
*	Mobile Mini Inc.	19,500	299
	Franklin Electric Co. Inc.	8,900	295
	Ameron International Corp.	4,300	292
*	Blount International Inc.	22,937	292
*	Macquarie Infrastructure Co. LLC	18,800	291
*	Ceradyne Inc.	12,246	286
	Arkansas Best Corp.	11,800	286
*	Chart Industries Inc.	13,917	283
*	Navigant Consulting Inc.	24,078	280
	Quanex Building Products Corp.	15,990	276
*	Amerco Inc.	3,428	272
*	RBC Bearings Inc.	7,977	271
	Raven Industries Inc.	7,100	269
	Allegiant Travel Co. Class A	6,346	269
	Resources Connection Inc.	19,200	264
*	TrueBlue Inc.	19,304	264
*	Tutor Perini Corp.	12,800	257
	HEICO Corp.	5,625	257
*	Kforce Inc.	18,707	257
	Interface Inc. Class A	17,743	253
*	MasTec Inc.	24,375	252
*	SYKES Enterprises Inc.	18,316	249
*	Sensata Technologies Holding NV	12,300	243
	Unifirst Corp.	5,500	243
	Aircastle Ltd.	28,426	241
*	Interline Brands Inc.	13,304	240
*	Astec Industries Inc.	8,243	235
*	Altra Holdings Inc.	15,500	228
*,^ A123 Systems Inc.		24,939	224
	Badger Meter Inc.	5,482	222
*	Genco Shipping & Trading Ltd.	13,908	222
	Universal Forest Products Inc.	7,421	217
	Tennant Co.	6,900	213
	CIRCOR International Inc.	6,700	212
	Mueller Water Products Inc. Class A	69,074	209

*	ATC Technology Corp.	8,429	209
*	EnerNOC Inc.	6,500	204
	Albany International Corp.	10,722	203
	AZZ Inc.	4,614	198
*	Wabash National Corp.	24,350	197
	McGrath Rentcorp	8,200	196
	Comfort Systems USA Inc.	18,300	196
*	Huron Consulting Group Inc.	8,890	196
*	Layne Christensen Co.	7,508	194
	AAON Inc.	8,130	191
	Tredegar Corp.	10,055	191
*	Dycom Industries Inc.	19,090	191
	Lindsay Corp.	4,350	188
*	Colfax Corp.	12,600	187
*	Force Protection Inc.	37,036	187
*	Celadon Group Inc.	13,425	185
*	Exponent Inc.	5,516	185
	HEICO Corp. Class A	5,380	183
	Ennis Inc.	10,009	179
	Titan International Inc.	13,125	178
	Vicor Corp.	12,179	178
*	SFN Group Inc.	29,599	178
	Gorman-Rupp Co.	6,452	178
	EnergySolutions Inc.	35,200	177
*	Consolidated Graphics Inc.	4,100	170
	NACCO Industries Inc. Class A	1,891	165
	Encore Wire Corp.	8,050	165
*	Columbus McKinnon Corp.	9,837	163
	Great Lakes Dredge & Dock Corp.	27,781	161
	FreightCar America Inc.	6,515	160
	John Bean Technologies Corp.	9,900	160
	G&K Services Inc. Class A	6,939	159
	Heidrick & Struggles International Inc.	8,100	158
*	Cenveo Inc.	30,001	151
	Bowne & Co. Inc.	13,314	151
	Cascade Corp.	4,700	149
	Apogee Enterprises Inc.	16,300	149
*	CBIZ Inc.	25,023	148
*	American Commercial Lines Inc.	5,280	147
*	Ladish Co. Inc.	4,700	146
	Viad Corp.	7,547	146
*	Kadant Inc.	7,610	144
*,^ Ener1 Inc.		39,026	144
	Marten Transport Ltd.	6,150	143
*	Republic Airways Holdings Inc.	17,114	142
*	RSC Holdings Inc.	18,900	141
*	ICF International Inc.	5,500	138
*	Rush Enterprises Inc. Class A	8,750	134
*	Titan Machinery Inc.	8,200	134
*	GenCorp Inc.	27,100	133
*	Taser International Inc.	34,000	132
*	LB Foster Co. Class A	4,500	130
*	Furmanite Corp.	26,197	128
*	Sauer-Danfoss Inc.	6,000	128
*	3D Systems Corp.	8,104	127
	Ducommun Inc.	5,800	126
	US Ecology Inc.	7,800	125
*	M&F Worldwide Corp.	5,100	124

*	Orion Marine Group Inc.	9,800	122
	Ampco-Pittsburgh Corp.	4,900	122
	CDI Corp.	9,300	120
*	Innerworkings Inc.	18,129	119
*	FuelCell Energy Inc.	96,518	119
*	Eagle Bulk Shipping Inc.	22,733	119
	Standex International Corp.	4,900	119
*	American Reprographics Co.	15,057	118
*	Aerovironment Inc.	5,300	118
	Alamo Group Inc.	5,242	117
*	Team Inc.	6,636	114
*	H&E Equipment Services Inc.	14,293	114
*	ACCO Brands Corp.	19,708	113
*	Trimas Corp.	7,500	111
	TAL International Group Inc.	4,590	111
*	Kelly Services Inc. Class A	9,400	110
*,^ Harbin Electric Inc.		6,100	109
	Applied Signal Technology Inc.	4,300	107
*	Herley Industries Inc.	6,452	106
*	MYR Group Inc.	6,400	105
*	KAR Auction Services Inc.	8,315	105
*,^ China BAK Battery Inc.		57,400	104
	Sun Hydraulics Corp.	3,700	104
*	Hawaiian Holdings Inc.	17,000	102
	Federal Signal Corp.	18,853	102
*	Dolan Co.	8,600	98
*	GP Strategies Corp.	10,600	96
	American Woodmark Corp.	5,385	95
*	School Specialty Inc.	7,299	95
*	Trex Co. Inc.	4,900	93
	Houston Wire & Cable Co.	9,300	93
*	Powell Industries Inc.	2,832	88
*	Michael Baker Corp.	2,659	88
	Miller Industries Inc.	6,446	87
	Kimball International Inc. Class B	14,764	86
*	Flow International Corp.	32,500	85
*	Sterling Construction Co. Inc.	6,900	85
*	PMFG Inc.	5,000	85
*	Air Transport Services Group Inc.	13,274	81
	Graham Corp.	5,200	81
*	Capstone Turbine Corp.	104,276	81
*	Pacer International Inc.	13,300	80
*	Greenbrier Cos. Inc.	5,100	80
*	Fuel Tech Inc.	12,400	78
*	Energy Recovery Inc.	21,262	76
	Schawk Inc. Class A	4,100	76
	Aceto Corp.	11,107	75
*	Saia Inc.	5,051	75
*	Perma-Fix Environmental Services	44,758	75
*	Gibraltar Industries Inc.	8,200	74
	Met-Pro Corp.	7,266	73
	Intersections Inc.	7,870	73
*	Lydall Inc.	9,942	73
*	PowerSecure International Inc.	7,800	72
*	Metalico Inc.	18,800	72
*,^ YRC Worldwide Inc.		274,802	69
*	DXP Enterprises Inc.	3,600	68
*	CRA International Inc.	3,678	66

*	Builders FirstSource Inc.	28,380	65
	Multi-Color Corp.	4,087	63
*	Odyssey Marine Exploration Inc.	34,066	63
*	Willis Lease Finance Corp.	6,189	63
*	NN Inc.	7,480	62
*	Commercial Vehicle Group Inc.	6,012	61
*	Satcon Technology Corp.	15,900	60
*	Dynamex Inc.	3,900	59
*	Park-Ohio Holdings Corp.	4,400	59
*	RailAmerica Inc.	6,000	58
*	Tecumseh Products Co. Class A	4,923	56
	Dynamic Materials Corp.	3,700	56
	Todd Shipyards Corp.	3,676	55
*	Northwest Pipe Co.	3,150	55
*	Kratos Defense & Security Solutions Inc.	5,043	54
*,^ Valence Technology Inc.		46,165	53
*	Standard Parking Corp.	3,100	53
*	Advanced Battery Technologies Inc.	14,700	53
	Insteel Industries Inc.	5,800	52
*	Fushi Copperweld Inc.	5,900	51
*	Pike Electric Corp.	6,910	50
*	United Capital Corp.	2,064	50
*	Astronics Corp.	2,800	49
	Courier Corp.	3,348	48
*	WCA Waste Corp.	9,763	47
*	PAM Transportation Services Inc.	3,663	46
*	APAC Customer Services Inc.	8,134	46
*	On Assignment Inc.	8,700	46
*	BlueLinx Holdings Inc.	11,400	46
*	Volt Information Sciences Inc.	6,300	45
*	Casella Waste Systems Inc. Class A	10,781	45
*	Hudson Highland Group Inc.	12,330	42
*	Active Power Inc.	31,013	41
	International Shipholding Corp.	1,442	41
*	Quality Distribution Inc.	6,326	40
*	Ultralife Corp.	9,200	40
*	Pinnacle Airlines Corp.	7,373	40
	Horizon Lines Inc. Class A	9,400	39
*	Hill International Inc.	8,700	39
*	USA Truck Inc.	2,600	39
*	Hawk Corp. Class A	900	39
	LSI Industries Inc.	6,007	39
*	Applied Energetics Inc.	34,281	38
*	LMI Aerospace Inc.	2,400	38
*	Covenant Transportation Group Inc. Class A	4,806	36
*	American Railcar Industries Inc.	2,200	35
	Lawson Products Inc.	2,138	33
*	NCI Building Systems Inc.	3,260	31
*	SmartHeat Inc.	4,900	31
*	LaBarge Inc.	2,400	30
*	LECG Corp.	26,474	29
	Barrett Business Services Inc.	1,900	29
	Preformed Line Products Co.	823	29
*	UQM Technologies Inc.	10,950	28
*	Broadwind Energy Inc.	14,980	28
*	Innovative Solutions & Support Inc.	5,724	28
*	Integrated Electrical Services Inc.	7,350	28
*	Plug Power Inc.	70,838	27

*	Magnetek Inc.	19,000	25
*	TBS International PLC Class A	4,500	25
	VSE Corp.	700	25
*	SL Industries Inc.	1,700	24
	LS Starrett Co. Class A	2,200	23
*	TRC Cos. Inc.	8,800	22
	Twin Disc Inc.	1,600	22
	Virco Manufacturing	7,736	22
*,^ Hoku Corp.		7,900	22
	Superior Uniform Group Inc.	2,008	19
*	Patriot Transportation Holding Inc.	261	18
	Standard Register Co.	5,676	17
*	Rush Enterprises Inc. Class B	1,149	16
	Hardinge Inc.	2,000	15
*	Frozen Food Express Industries	4,700	13
*	Hurco Cos. Inc.	700	13
	Omega Flex Inc.	810	12
*	Tecumseh Products Co. Class B	1,000	11
*	Raytheon Co. Warrants Exp. 06/16/2011	1,046	9
*	Universal Truckload Services Inc.	600	9
*	Mistras Group Inc.	800	9
*	ExpressJet Holdings Inc.	1,305	9
*	Arotech Corp.	4,507	8
*	RINO International Corp.	500	7
*	Lihua International Inc.	800	7
*	Sypris Solutions Inc.	2,100	7
*	Innotrac Corp.	5,748	5
*,^ C&D Technologies Inc.		16,400	5
*	CAI International Inc.	200	3
*	Amrep Corp.	200	2
			646,125
Information Technology (11.4%)
*	Apple Inc.	408,189	115,824
	Microsoft Corp.	3,538,196	86,650
	International Business Machines Corp.	575,255	77,165
*	Google Inc. Class A	110,176	57,929
*	Cisco Systems Inc.	2,562,023	56,108
	Oracle Corp.	1,801,206	48,362
	Intel Corp.	2,495,918	47,996
	Hewlett-Packard Co.	1,051,999	44,258
	QUALCOMM Inc.	736,144	33,215
*	EMC Corp.	922,332	18,733
	Visa Inc. Class A	222,045	16,489
	Texas Instruments Inc.	548,552	14,888
*	eBay Inc.	528,057	12,885
	Corning Inc.	700,607	12,807
	Accenture PLC Class A	285,938	12,149
*	Dell Inc.	791,321	10,256
	Mastercard Inc. Class A	44,788	10,033
	Automatic Data Processing Inc.	225,898	9,494
*	Cognizant Technology Solutions Corp. Class A	134,488	8,670
*	Motorola Inc.	991,802	8,460
*	Yahoo! Inc.	591,152	8,377
*	NetApp Inc.	154,863	7,711
*	Juniper Networks Inc.	236,445	7,176
	Applied Materials Inc.	601,912	7,030
	Broadcom Corp. Class A	197,487	6,989

	Xerox Corp.	620,989	6,427
*	Adobe Systems Inc.	235,896	6,169
	Tyco Electronics Ltd.	204,212	5,967
*	Intuit Inc.	134,157	5,877
*	Salesforce.com Inc.	52,079	5,822
*	Citrix Systems Inc.	83,640	5,708
*	Symantec Corp.	359,808	5,458
	Western Union Co.	302,653	5,348
*	Agilent Technologies Inc.	156,012	5,206
*	Marvell Technology Group Ltd.	246,740	4,320
	Analog Devices Inc.	134,081	4,207
	Altera Corp.	135,785	4,095
	Paychex Inc.	146,514	4,028
	CA Inc.	184,458	3,896
*	Akamai Technologies Inc.	77,612	3,895
	Amphenol Corp. Class A	77,718	3,807
*	SanDisk Corp.	103,658	3,799
*	F5 Networks Inc.	36,091	3,747
*	Fiserv Inc.	68,629	3,694
*,^ First Solar Inc.		24,989	3,682
*	Red Hat Inc.	85,027	3,486
*	McAfee Inc.	70,222	3,319
*	Autodesk Inc.	103,507	3,309
*	BMC Software Inc.	81,271	3,290
	Xilinx Inc.	122,683	3,265
	Computer Sciences Corp.	69,688	3,206
	Linear Technology Corp.	101,319	3,114
	Fidelity National Information Services Inc.	112,164	3,043
*	NVIDIA Corp.	257,717	3,010
*	Western Digital Corp.	103,005	2,924
*	Micron Technology Inc.	402,747	2,904
*	Teradata Corp.	74,731	2,882
*	SAIC Inc.	174,119	2,782
*	VMware Inc. Class A	31,735	2,696
	KLA-Tencor Corp.	76,152	2,683
*	VeriSign Inc.	82,784	2,628
	Microchip Technology Inc.	83,107	2,614
*	Seagate Technology plc	219,489	2,586
	Harris Corp.	58,096	2,573
	Maxim Integrated Products Inc.	135,500	2,508
*	Cree Inc.	45,966	2,495
*	Electronic Arts Inc.	148,780	2,444
*	Lam Research Corp.	56,631	2,370
*	Rovi Corp.	45,935	2,316
*	Flextronics International Ltd.	367,226	2,218
*	Equinix Inc.	19,549	2,001
*	Hewitt Associates Inc. Class A	39,604	1,997
*	Trimble Navigation Ltd.	55,038	1,929
*	Avnet Inc.	68,976	1,863
*	Advanced Micro Devices Inc.	258,531	1,838
*	FLIR Systems Inc.	69,081	1,775
*	ANSYS Inc.	40,635	1,717
*	Synopsys Inc.	67,796	1,679
*	Atmel Corp.	208,497	1,660
*	Skyworks Solutions Inc.	79,882	1,652
*	Nuance Communications Inc.	104,905	1,641
	Factset Research Systems Inc.	19,824	1,608
*	Lexmark International Inc. Class A	35,840	1,599

*	Informatica Corp.	41,562	1,596
*	Alliance Data Systems Corp.	24,296	1,586
	Global Payments Inc.	36,943	1,584
*	MICROS Systems Inc.	36,500	1,545
*	Arrow Electronics Inc.	55,172	1,475
	Broadridge Financial Solutions Inc.	61,773	1,413
*	ON Semiconductor Corp.	195,840	1,412
	Lender Processing Services Inc.	42,439	1,410
	Solera Holdings Inc.	31,467	1,390
	National Semiconductor Corp.	108,215	1,382
*	Dolby Laboratories Inc. Class A	23,736	1,348
*	LSI Corp.	295,612	1,348
*	TIBCO Software Inc.	75,384	1,337
	Jabil Circuit Inc.	88,066	1,269
*	Ingram Micro Inc.	75,162	1,267
*	Riverbed Technology Inc.	27,417	1,250
*	WebMD Health Corp.	24,763	1,235
*	JDS Uniphase Corp.	99,183	1,229
*	MEMC Electronic Materials Inc.	102,982	1,228
	Tellabs Inc.	163,969	1,222
*	AOL Inc.	48,709	1,206
*	VeriFone Systems Inc.	37,956	1,179
*	IAC/InterActiveCorp	44,654	1,173
*	Brocade Communications Systems Inc.	200,511	1,171
	Total System Services Inc.	76,780	1,170
*	Novellus Systems Inc.	43,222	1,149
*	Itron Inc.	18,103	1,108
*,^ Rackspace Hosting Inc.		42,210	1,097
*	Avago Technologies Ltd.	48,599	1,094
*	Rambus Inc.	51,303	1,069
*	Polycom Inc.	38,439	1,049
*	Parametric Technology Corp.	53,368	1,043
*	CommScope Inc.	42,998	1,021
*	Gartner Inc.	34,653	1,020
	Molex Inc.	48,516	1,015
*	NCR Corp.	73,071	996
*	Varian Semiconductor Equipment Associates Inc.	33,565	966
*	Tech Data Corp.	23,659	953
*	Concur Technologies Inc.	19,000	939
*	Novell Inc.	157,187	938
	Diebold Inc.	30,052	934
	Jack Henry & Associates Inc.	36,496	931
*	Cadence Design Systems Inc.	121,033	923
*	Teradyne Inc.	81,919	913
	ADTRAN Inc.	25,391	896
*	Cypress Semiconductor Corp.	70,803	891
*	Zebra Technologies Corp.	26,426	889
*	QLogic Corp.	49,960	881
	National Instruments Corp.	26,878	878
*	MercadoLibre Inc.	11,969	864
*	Compuware Corp.	100,815	860
*	NeuStar Inc. Class A	34,530	858
*	Atheros Communications Inc.	31,320	825
	CoreLogic Inc.	42,432	813
*	Genpact Ltd.	45,219	802
*	Sohu.com Inc.	13,846	798
*	PMC - Sierra Inc.	105,200	774
*	Ariba Inc.	40,834	772

*	Vishay Intertechnology Inc.	78,663	761
*	VistaPrint NV	19,649	759
	Plantronics Inc.	22,472	759
	DST Systems Inc.	16,708	749
*	Silicon Laboratories Inc.	20,092	736
*	RF Micro Devices Inc.	117,166	719
*	Monster Worldwide Inc.	55,303	717
*	Anixter International Inc.	13,242	715
*	Netlogic Microsystems Inc.	25,900	714
*	Quest Software Inc.	28,968	712
*	Aruba Networks Inc.	33,352	712
*	TriQuint Semiconductor Inc.	71,889	690
*	International Rectifier Corp.	32,614	688
*	Viasat Inc.	16,375	673
*	Ciena Corp.	42,044	655
	Intersil Corp. Class A	55,878	653
*	Microsemi Corp.	37,429	642
*	Progress Software Corp.	19,200	636
*	Veeco Instruments Inc.	18,200	635
*	CACI International Inc. Class A	13,800	625
*	GSI Commerce Inc.	25,127	621
*	InterDigital Inc.	20,545	608
*	Digital River Inc.	17,808	606
	Sapient Corp.	49,913	597
*	Netezza Corp.	22,100	596
*	Wright Express Corp.	16,674	595
*	Convergys Corp.	56,969	595
*	Finisar Corp.	31,247	587
*	Semtech Corp.	28,378	573
*	Arris Group Inc.	57,518	562
*	Omnivision Technologies Inc.	24,200	558
*	ADC Telecommunications Inc.	43,425	550
*	Acxiom Corp.	34,467	547
*	Plexus Corp.	18,444	541
*	SuccessFactors Inc.	21,346	536
*	Fairchild Semiconductor International Inc. Class A	56,886	535
*	Hittite Microwave Corp.	11,206	534
*	Lawson Software Inc.	62,361	528
*	Acme Packet Inc.	13,900	527
	Cognex Corp.	19,642	527
*	Unisys Corp.	18,870	526
*	Blackboard Inc.	14,598	526
*	Cirrus Logic Inc.	28,761	513
	Syntel Inc.	11,425	508
*	Mentor Graphics Corp.	48,055	508
	Fair Isaac Corp.	20,447	504
*	ArcSight Inc.	11,472	500
	MAXIMUS Inc.	8,100	499
*	j2 Global Communications Inc.	20,708	493
*	Cymer Inc.	13,241	491
*	Infinera Corp.	42,040	491
*	Benchmark Electronics Inc.	29,615	486
	Blackbaud Inc.	20,181	485
*	TiVo Inc.	53,450	484
*	CommVault Systems Inc.	18,400	479
*	ValueClick Inc.	36,390	476
*	Taleo Corp. Class A	16,353	474
*	Cavium Networks Inc.	16,195	466

*	L-1 Identity Solutions Inc.	39,586	464
*	Coherent Inc.	11,591	464
*	Blue Coat Systems Inc.	19,234	463
*	AsiaInfo-Linkage Inc.	23,407	462
*	JDA Software Group Inc.	18,059	458
	Earthlink Inc.	49,853	453
*	Integrated Device Technology Inc.	77,116	451
*	Advent Software Inc.	8,619	450
*	Sanmina-SCI Corp.	36,437	440
*	Tessera Technologies Inc.	23,781	440
*	Netgear Inc.	16,200	438
*	Synaptics Inc.	15,440	434
*	Littelfuse Inc.	9,900	433
*	OpenTable Inc.	6,208	423
*	Checkpoint Systems Inc.	20,400	415
*	Mantech International Corp. Class A	10,300	408
*	Take-Two Interactive Software Inc.	39,900	405
*	Universal Display Corp.	17,100	402
	Power Integrations Inc.	12,525	398
*	SRA International Inc. Class A	20,000	394
*	Emulex Corp.	37,759	394
*	MKS Instruments Inc.	21,853	393
*	Sonus Networks Inc.	111,249	393
*	ACI Worldwide Inc.	17,100	383
*	Euronet Worldwide Inc.	20,400	367
*	Amkor Technology Inc.	55,586	365
*	MicroStrategy Inc. Class A	4,201	364
*	Websense Inc.	20,400	362
	AVX Corp.	26,114	361
*	Tekelec	27,811	360
*	Comtech Telecommunications Corp.	13,150	360
*	DTS Inc.	9,400	359
*	Scansource Inc.	12,900	358
*	Rofin-Sinar Technologies Inc.	14,028	356
*,^ SunPower Corp. Class A		24,700	356
*	Ultimate Software Group Inc.	9,110	352
*	Fortinet Inc.	14,058	351
*	Cabot Microelectronics Corp.	10,907	351
*	Oclaro Inc.	21,545	345
*	Applied Micro Circuits Corp.	34,265	343
*	Insight Enterprises Inc.	21,798	341
*	EchoStar Corp. Class A	17,831	340
*,^ Power-One Inc.		36,957	336
*	CSG Systems International Inc.	18,349	334
*	Tyler Technologies Inc.	16,400	331
*	FEI Co.	16,800	329
*	OSI Systems Inc.	9,008	327
*	Harmonic Inc.	47,272	325
*	Manhattan Associates Inc.	10,800	317
*	Entegris Inc.	66,392	310
*	Ebix Inc.	13,100	307
*	SAVVIS Inc.	14,444	304
	iGate Corp.	16,693	303
*	DealerTrack Holdings Inc.	17,726	303
*	Lattice Semiconductor Corp.	63,653	302
	Sycamore Networks Inc.	9,251	300
	Black Box Corp.	9,300	298
*	Stratasys Inc.	10,500	291

*	Art Technology Group Inc.	70,374	291
*	Forrester Research Inc.	8,691	287
*	Sourcefire Inc.	9,800	283
*	Intermec Inc.	23,024	282
*	GT Solar International Inc.	32,900	275
*	Rogers Corp.	8,700	274
*	TeleTech Holdings Inc.	17,747	263
*	Terremark Worldwide Inc.	25,460	263
*	Netscout Systems Inc.	12,800	263
*	Electronics for Imaging Inc.	21,386	259
*	SunPower Corp. Class B	18,694	259
*	Ixia	20,649	256
*	DG FastChannel Inc.	11,767	256
*	ATMI Inc.	17,116	254
*	Cogent Inc.	23,500	250
*	Internet Capital Group Inc.	22,648	250
*	Quantum Corp.	115,200	244
	Micrel Inc.	24,635	243
	Molex Inc. Class A	13,800	241
*	Avid Technology Inc.	18,206	239
*	Standard Microsystems Corp.	10,200	233
*	Brooks Automation Inc.	34,638	232
*	IPG Photonics Corp.	9,500	229
*	SYNNEX Corp.	8,100	228
*	Radiant Systems Inc.	13,250	227
*	Verigy Ltd.	27,812	226
*	Loral Space & Communications Inc.	4,300	224
*	Diodes Inc.	13,000	222
*	Monolithic Power Systems Inc.	13,515	221
*	STEC Inc.	17,447	217
*	Oplink Communications Inc.	10,783	214
*	Brightpoint Inc.	30,603	214
*	Synchronoss Technologies Inc.	12,000	214
*	Isilon Systems Inc.	9,300	207
*	Constant Contact Inc.	9,631	206
*	Zoran Corp.	26,922	206
	Heartland Payment Systems Inc.	13,436	204
*	Volterra Semiconductor Corp.	9,500	204
*	TTM Technologies Inc.	20,800	204
*	Epicor Software Corp.	23,082	201
*	LivePerson Inc.	23,600	198
*	FormFactor Inc.	23,000	198
	CTS Corp.	20,500	197
*	Limelight Networks Inc.	33,349	196
	MTS Systems Corp.	6,320	196
*	Move Inc.	86,901	194
*	Anadigics Inc.	31,576	192
	Diamond Management & Technology Consultants Inc. Class A	15,275	191
*	Advanced Energy Industries Inc.	14,600	191
	United Online Inc.	32,438	186
*	SolarWinds Inc.	10,700	185
	Pegasystems Inc.	5,900	183
*	Infospace Inc.	21,148	183
*	Electro Scientific Industries Inc.	16,383	182
	EPIQ Systems Inc.	14,753	181
	Park Electrochemical Corp.	6,832	180
*	TNS Inc.	10,600	180
*	Silicon Image Inc.	37,171	178

*	Extreme Networks	56,859	177
*	Hypercom Corp.	27,100	176
	Opnet Technologies Inc.	9,548	173
*	FARO Technologies Inc.	7,900	172
*	Net 1 UEPS Technologies Inc.	14,420	167
*	Newport Corp.	14,660	166
*	LTX-Credence Corp.	79,536	166
*	Kenexa Corp.	9,473	166
*	ModusLink Global Solutions Inc.	26,004	165
*	Entropic Communications Inc.	17,000	163
*	comScore Inc.	6,900	162
	Daktronics Inc.	16,518	162
*	LogMeIn Inc.	4,500	162
*	Smith Micro Software Inc.	16,018	159
*	RealNetworks Inc.	48,479	158
*	Echelon Corp.	18,300	156
*	UTStarcom Inc.	71,921	156
*	Bottomline Technologies Inc.	10,100	155
^	VirnetX Holding Corp.	10,500	154
*	Lionbridge Technologies Inc.	35,784	154
*	RightNow Technologies Inc.	7,700	152
	Electro Rent Corp.	11,391	151
	Methode Electronics Inc.	16,549	150
*	Imation Corp.	15,978	149
*	Mercury Computer Systems Inc.	12,300	148
*	S1 Corp.	28,062	146
*	Novatel Wireless Inc.	18,427	145
*	Silicon Graphics International Corp.	18,700	145
*	Kulicke & Soffa Industries Inc.	23,434	145
*	Sonic Solutions Inc.	12,700	145
*	Actel Corp.	9,000	144
*	IXYS Corp.	14,993	143
*,^ Rubicon Technology Inc.		6,300	143
	NIC Inc.	16,900	140
	Keithley Instruments Inc.	6,403	138
*	Exar Corp.	22,971	138
*	MIPS Technologies Inc. Class A	13,946	136
*	NetSuite Inc.	5,700	134
*	Compellent Technologies Inc.	7,300	133
*	Integrated Silicon Solution Inc.	15,300	132
	Cohu Inc.	10,313	130
*	Sigma Designs Inc.	11,200	129
*	support.com Inc.	27,817	127
*	Perficient Inc.	13,822	126
*	THQ Inc.	30,882	124
*	Nanometrics Inc.	8,204	123
*	Ultratech Inc.	7,200	123
*	SMART Modular Technologies WWH Inc.	20,058	121
*	Gerber Scientific Inc.	19,600	121
*	Rimage Corp.	7,300	120
*	Aviat Networks Inc.	28,777	118
*	Ceva Inc.	8,185	117
*	China Security & Surveillance Technology Inc.	21,044	117
*	KVH Industries Inc.	7,735	116
*	PROS Holdings Inc.	12,500	116
*	Cogo Group Inc.	18,600	115
*	Internap Network Services Corp.	23,192	114
*	Energy Conversion Devices Inc.	22,606	113

*	Vocus Inc.	6,132	113
*	Anaren Inc.	6,685	112
	DDi Corp.	12,046	111
*	Hackett Group Inc.	26,903	111
*	Maxwell Technologies Inc.	7,400	108
*	Multi-Fineline Electronix Inc.	4,900	108
*	Microtune Inc.	35,924	104
*	DivX Inc.	10,900	104
*	Global Cash Access Holdings Inc.	25,250	103
*	Mindspeed Technologies Inc.	13,249	103
*	Mattson Technology Inc.	36,402	100
*	EMS Technologies Inc.	5,331	99
*	VASCO Data Security International Inc.	15,200	99
*	Symmetricom Inc.	16,836	96
*	Interactive Intelligence Inc.	5,461	96
*	Powerwave Technologies Inc.	52,792	96
*	Knot Inc.	10,481	96
*	LoopNet Inc.	8,037	95
*	Westell Technologies Inc. Class A	41,100	95
*	Magma Design Automation Inc.	25,500	94
*	Ultra Clean Holdings	10,800	93
*	Kopin Corp.	25,500	91
*	Trident Microsystems Inc.	52,100	89
*	Vishay Precision Group Inc.	5,618	88
	Keynote Systems Inc.	7,516	87
*	QuickLogic Corp.	17,008	87
*	Seachange International Inc.	11,679	87
*	Internet Brands Inc. Class A	6,500	86
*	Online Resources Corp.	19,307	86
*	Comverge Inc.	10,900	86
*,^ Evergreen Solar Inc.		115,307	85
*	Super Micro Computer Inc.	8,100	84
	Bel Fuse Inc. Class A	4,000	84
*	Digi International Inc.	8,700	83
*	FalconStor Software Inc.	26,858	82
*	Cray Inc.	12,370	82
*	MoneyGram International Inc.	32,290	79
*	Immersion Corp.	13,159	78
*	Globecomm Systems Inc.	9,266	78
*	Stamps.com Inc.	5,950	77
*	X-Rite Inc.	20,406	77
*	Radisys Corp.	8,178	77
*	Ramtron International Corp.	20,730	77
*	Supertex Inc.	3,456	76
*	Measurement Specialties Inc.	4,100	76
*	Advanced Analogic Technologies Inc.	21,248	75
	Cass Information Systems Inc.	2,160	74
*	Zygo Corp.	7,521	74
*	Hughes Communications Inc.	2,693	73
*	PC-Tel Inc.	11,702	72
*	Pericom Semiconductor Corp.	8,250	72
*	Intevac Inc.	7,100	71
	Technitrol Inc.	15,969	70
*	Photronics Inc.	13,300	70
*	Saba Software Inc.	12,878	70
*	Integral Systems Inc.	9,196	68
*	Liquidity Services Inc.	4,200	67
*	Unica Corp.	3,200	67

*	ExlService Holdings Inc.	3,449	67
*	Openwave Systems Inc.	39,175	67
*,^ Wave Systems Corp. Class A		29,376	66
*	DemandTec Inc.	6,892	65
*	ShoreTel Inc.	13,014	65
*	DSP Group Inc.	9,200	64
*	Network Equipment Technologies Inc.	18,500	64
*	PC Connection Inc.	9,314	64
*	Axcelis Technologies Inc.	32,683	63
*	Zix Corp.	21,700	62
*	Rosetta Stone Inc.	2,900	62
*	Conexant Systems Inc.	37,447	61
*	Ciber Inc.	20,126	61
*	Dynamics Research Corp.	5,857	60
*	Rudolph Technologies Inc.	7,192	60
*	Agilysys Inc.	8,900	58
	Ipass Inc.	46,609	57
*	Monotype Imaging Holdings Inc.	6,100	56
*	MoSys Inc.	11,414	56
*	Actuate Corp.	10,776	55
*	Phoenix Technologies Ltd.	13,797	54
*	PDF Solutions Inc.	14,369	53
*	NU Horizons Electronics Corp.	7,522	52
	Marchex Inc. Class B	9,581	52
*	NVE Corp.	1,200	52
*	TeleCommunication Systems Inc. Class A	13,167	51
*,^ Microvision Inc.		23,195	51
*	PC Mall Inc.	7,800	50
*	Computer Task Group Inc.	6,500	50
*	ORBCOMM Inc.	20,565	47
*	Ness Technologies Inc.	10,314	46
*	PLX Technology Inc.	12,809	46
	Renaissance Learning Inc.	4,366	44
*	Dot Hill Systems Corp.	31,231	44
*	Opnext Inc.	26,100	41
	American Software Inc. Class A	6,941	41
	Imergent Inc.	8,000	40
*	Zhone Technologies Inc.	18,837	39
*	TechTeam Global Inc.	5,490	38
*	KIT Digital Inc.	3,200	38
	QAD Inc.	9,221	38
*	Emcore Corp.	46,977	38
*	GTSI Corp.	5,149	36
*	StarTek Inc.	7,800	33
*	NCI Inc. Class A	1,700	32
*	Transwitch Corp.	11,898	32
	Newtek Business Services Inc.	22,635	32
*	Tollgrade Communications Inc.	4,300	32
*	iGO Inc.	15,927	31
*	LRAD Corp.	19,570	31
*	LoJack Corp.	7,969	30
	TheStreet.com Inc.	10,767	30
*	Hutchinson Technology Inc.	8,600	30
*	AXT Inc.	4,100	27
*	ActivIdentity Corp.	12,400	27
*	Aware Inc.	10,000	27
*	FSI International Inc.	9,808	26
*	BigBand Networks Inc.	9,130	26

*	Transact Technologies Inc.	3,076	25
	Bel Fuse Inc. Class B	1,156	24
*	China Information Technology Inc.	4,900	24
*	Autobytel Inc.	27,010	23
*	Superconductor Technologies Inc.	13,815	23
*	Presstek Inc.	10,531	23
*	CalAmp Corp.	8,700	22
*	Telular Corp.	7,232	22
*	Edgewater Technology Inc.	7,915	22
*	LaserCard Corp.	4,456	21
*	Spectrum Control Inc.	1,300	19
*	Research Frontiers Inc.	4,700	19
*	Web.com Group Inc.	3,285	18
*	Concurrent Computer Corp.	2,620	17
*	Planar Systems Inc.	7,423	17
*	Viasystems Group Inc.	1,108	17
*	Pixelworks Inc.	4,533	16
*	Reis Inc.	2,356	15
*	Network Engines Inc.	9,800	14
*	Comarco Inc.	6,400	14
*	LeCroy Corp.	1,800	14
*	GSE Systems Inc.	4,126	14
*	Looksmart Ltd.	6,700	14
*	RAE Systems Inc.	8,200	13
	Richardson Electronics Ltd./United States	1,200	13
*	Virtusa Corp.	1,200	12
*	Lantronix Inc.	3,500	12
*	ID Systems Inc.	5,700	11
	Evolving Systems Inc.	1,477	11
*	Dice Holdings Inc.	1,300	11
*	Echo Global Logistics Inc.	800	10
*	PRGX Global Inc.	1,681	10
*	Ikanos Communications Inc.	7,741	9
*	Authentidate Holding Corp.	14,539	9
*	Ditech Networks Inc.	6,780	9
*	Management Network Group Inc.	3,023	9
*	Tier Technologies Inc. Class B	1,600	9
*	Identive Group Inc.	4,700	9
*	Bsquare Corp.	2,425	8
*	Callidus Software Inc.	1,800	8
*	Datalink Corp.	2,405	7
*	Market Leader Inc.	3,100	7
*	Performance Technologies Inc.	2,900	6
*	Deltek Inc.	700	6
*	WebMediaBrands Inc.	6,017	5
*	AuthenTec Inc.	3,100	5
*	Selectica Inc.	1,020	5
*	EndWave Corp.	2,100	5
*	Wireless Telecom Group Inc.	5,909	4
	Qualstar Corp.	2,400	4
*	Digital Angel Corp.	8,108	4
*	Analysts International Corp.	1,635	4
*	Parkervision Inc.	4,500	3
*	Rainmaker Systems Inc.	2,180	3
*	Vertro Inc.	1,080	3
*	Cinedigm Digital Cinema Corp. Class A	1,600	2

*	Intellicheck Mobilisa Inc.	1,297	1
			1,078,359
	Materials (2.4%)
	EI du Pont de Nemours & Co.	406,469	18,137
	Freeport-McMoRan Copper & Gold Inc.	194,107	16,575
	Dow Chemical Co.	518,341	14,234
	Newmont Mining Corp.	220,559	13,853
	Praxair Inc.	137,346	12,397
	Monsanto Co.	244,856	11,736
	Air Products & Chemicals Inc.	95,396	7,901
	Alcoa Inc.	457,575	5,541
	PPG Industries Inc.	74,765	5,443
	Nucor Corp.	141,145	5,392
	Ecolab Inc.	105,083	5,332
	Mosaic Co.	70,173	4,123
	International Paper Co.	185,724	4,039
	Cliffs Natural Resources Inc.	60,938	3,895
	Sigma-Aldrich Corp.	54,392	3,284
	Lubrizol Corp.	30,543	3,237
	Sherwin-Williams Co.	41,979	3,154
	CF Industries Holdings Inc.	31,970	3,053
	United States Steel Corp.	64,649	2,834
	Airgas Inc.	35,484	2,411
	Eastman Chemical Co.	32,434	2,400
	Ball Corp.	39,477	2,323
	Celanese Corp. Class A	70,468	2,262
	FMC Corp.	31,218	2,136
	Vulcan Materials Co.	57,489	2,122
*	Crown Holdings Inc.	72,972	2,091
*	Owens-Illinois Inc.	74,239	2,083
*	Pactiv Corp.	60,205	1,986
	Walter Energy Inc.	24,215	1,968
	MeadWestvaco Corp.	77,672	1,894
	Allegheny Technologies Inc.	40,128	1,864
	Albemarle Corp.	37,490	1,755
	International Flavors & Fragrances Inc.	36,058	1,750
	Ashland Inc.	33,752	1,646
	Sealed Air Corp.	71,992	1,618
	Martin Marietta Materials Inc.	20,634	1,588
	Bemis Co. Inc.	49,410	1,569
	Nalco Holding Co.	61,900	1,560
	Sonoco Products Co.	45,718	1,529
	Aptargroup Inc.	30,640	1,399
	Valspar Corp.	42,176	1,343
	Reliance Steel & Aluminum Co.	31,640	1,314
	Steel Dynamics Inc.	92,569	1,306
	Domtar Corp.	19,700	1,272
	Cytec Industries Inc.	22,136	1,248
	RPM International Inc.	58,802	1,171
	Compass Minerals International Inc.	14,980	1,148
	Royal Gold Inc.	22,739	1,133
	Scotts Miracle-Gro Co. Class A	21,164	1,095
	Packaging Corp. of America	47,000	1,089
	Huntsman Corp.	87,740	1,014
*	Allied Nevada Gold Corp.	35,400	938
*	WR Grace & Co.	33,300	930
	Cabot Corp.	28,312	922

*	Solutia Inc.	55,052	882
	Temple-Inland Inc.	46,624	870
	Rock-Tenn Co. Class A	16,683	831
*	Titanium Metals Corp.	41,001	818
	Silgan Holdings Inc.	24,708	783
*	Coeur d'Alene Mines Corp.	37,980	757
	Commercial Metals Co.	52,000	753
*	Rockwood Holdings Inc.	23,478	739
	Olin Corp.	35,858	723
	AK Steel Holding Corp.	50,617	699
*	Hecla Mining Co.	110,288	697
	Sensient Technologies Corp.	22,717	693
	Carpenter Technology Corp.	20,400	688
	NewMarket Corp.	5,919	673
	Greif Inc. Class A	11,200	659
*	Intrepid Potash Inc.	20,934	546
	Minerals Technologies Inc.	8,800	518
*	PolyOne Corp.	42,670	516
*	Ferro Corp.	38,776	500
	Schnitzer Steel Industries Inc.	10,300	497
	Schweitzer-Mauduit International Inc.	8,353	487
	Balchem Corp.	14,837	458
	Eagle Materials Inc.	19,124	453
	HB Fuller Co.	22,600	449
*	Louisiana-Pacific Corp.	58,756	445
	Worthington Industries Inc.	29,500	443
*	Stillwater Mining Co.	25,895	436
*	OM Group Inc.	14,189	427
*	RTI International Metals Inc.	13,639	418
	Arch Chemicals Inc.	11,550	405
*	Clearwater Paper Corp.	5,225	398
*	Calgon Carbon Corp.	25,074	364
	Texas Industries Inc.	10,600	334
*	Globe Specialty Metals Inc.	23,424	329
	AMCOL International Corp.	11,700	306
*	Century Aluminum Co.	22,900	302
	PH Glatfelter Co.	24,200	294
	A Schulman Inc.	13,990	282
*	Brush Engineered Materials Inc.	9,100	259
*	Horsehead Holding Corp.	26,057	257
	Innophos Holdings Inc.	7,700	255
	Buckeye Technologies Inc.	17,100	252
*	Georgia Gulf Corp.	15,304	250
	Kaiser Aluminum Corp.	5,628	241
	Westlake Chemical Corp.	7,142	214
	Koppers Holdings Inc.	7,900	212
*	Kraton Performance Polymers Inc.	7,800	212
	Zep Inc.	11,856	207
	Deltic Timber Corp.	4,500	202
*	Wausau Paper Corp.	23,926	198
	Haynes International Inc.	5,495	192
*	STR Holdings Inc.	8,855	191
*	Zoltek Cos. Inc.	19,134	186
*	US Gold Corp.	36,200	180
	Stepan Co.	2,823	167
*	Graphic Packaging Holding Co.	49,359	165
*	Omnova Solutions Inc.	22,741	164
*	Spartech Corp.	18,106	149

*	AM Castle & Co.	10,173	135
*	Innospec Inc.	8,800	134
*	KapStone Paper and Packaging Corp.	10,846	132
*	Boise Inc.	18,777	122
*	General Moly Inc.	29,329	107
	Neenah Paper Inc.	7,004	106
	Quaker Chemical Corp.	3,000	98
	Olympic Steel Inc.	3,900	90
*	LSB Industries Inc.	4,778	89
	Myers Industries Inc.	9,661	83
*	Landec Corp.	12,600	78
	Hawkins Inc.	2,200	78
*	US Energy Corp.	14,923	68
*	Yongye International Inc.	9,059	64
*	Headwaters Inc.	17,200	62
*	Mercer International Inc.	12,482	61
*	Senomyx Inc.	15,083	60
	American Vanguard Corp.	7,166	44
*	Ampal American Israel Class A	24,444	41
*	Gulf Resources Inc.	3,300	25
*	ShengdaTech Inc.	4,715	25
*	Universal Stainless & Alloy	1,000	25
*	Verso Paper Corp.	8,400	24
*	Penford Corp.	5,215	24
*	AEP Industries Inc.	1,000	24
*	Altair Nanotechnologies Inc.	33,400	21
*	China Green Agriculture Inc.	2,053	18
*,^ Flotek Industries Inc.		12,600	17
*	Nanophase Technologies Corp.	9,100	9
*	China Agritech Inc.	600	7
*	United States Lime & Minerals Inc.	162	6
*	Rock of Ages Corp.	1,410	6
*	Paramount Gold and Silver Corp.	3,300	5
			226,950
Telecommunication Services (1.8%)
	AT&T Inc.	2,650,736	75,811
	Verizon Communications Inc.	1,268,141	41,329
*	American Tower Corp. Class A	181,133	9,285
*	Sprint Nextel Corp.	1,320,207	6,113
*	Crown Castle International Corp.	130,767	5,773
	CenturyLink Inc.	135,227	5,336
	Qwest Communications International Inc.	704,608	4,418
	Frontier Communications Corp.	439,564	3,591
*	NII Holdings Inc.	75,218	3,091
	Windstream Corp.	217,771	2,676
*	SBA Communications Corp. Class A	50,300	2,027
*	tw telecom inc Class A	65,454	1,215
*	MetroPCS Communications Inc.	113,251	1,185
	Telephone & Data Systems Inc.	25,362	832
*	Syniverse Holdings Inc.	31,331	710
*	Level 3 Communications Inc.	748,471	702
	Telephone & Data Systems Inc. - Special Common Shares	17,799	505
*	United States Cellular Corp.	9,149	421
*	Leap Wireless International Inc.	28,924	357
*	Clearwire Corp. Class A	37,396	302
*	AboveNet Inc.	5,760	300
*	Cincinnati Bell Inc.	107,540	287

	NTELOS Holdings Corp.	15,531	263
	Atlantic Tele-Network Inc.	5,185	255
*	PAETEC Holding Corp.	53,124	218
	Shenandoah Telecommunications Co.	11,140	202
*	General Communication Inc. Class A	19,946	199
*	Premiere Global Services Inc.	27,209	193
	Consolidated Communications Holdings Inc.	9,436	176
	Alaska Communications Systems Group Inc.	17,100	174
*	Cogent Communications Group Inc.	17,360	164
*	Vonage Holdings Corp.	57,100	146
*	Global Crossing Ltd.	10,900	140
	USA Mobility Inc.	8,600	138
*	IDT Corp. Class B	7,600	135
*	Neutral Tandem Inc.	10,900	130
*	Cbeyond Inc.	9,473	122
*	Iridium Communications Inc.	11,600	99
*	ICO Global Communications Holdings Ltd.	55,650	91
	HickoryTech Corp.	10,322	88
*	8x8 Inc.	27,550	59
*	SureWest Communications	6,700	50
*	Globalstar Inc.	24,500	43
*	FiberTower Corp.	9,204	39
*	Arbinet Corp.	5,275	39
*,^ TerreStar Corp.		37,411	13
*	IDT Corp.	266	4
			169,446
Utilities (2.3%)
	Southern Co.	370,100	13,783
	Exelon Corp.	296,472	12,624
	Dominion Resources Inc.	267,545	11,681
	Duke Energy Corp.	589,652	10,443
	NextEra Energy Inc.	176,861	9,619
	American Electric Power Co. Inc.	215,150	7,795
	PG&E Corp.	166,856	7,579
	Public Service Enterprise Group Inc.	227,409	7,523
	Entergy Corp.	85,113	6,514
	Consolidated Edison Inc.	126,774	6,113
	Progress Energy Inc.	129,114	5,735
	PPL Corp.	209,964	5,717
	Sempra Energy	105,695	5,686
	FirstEnergy Corp.	136,556	5,263
	Edison International	138,710	4,770
	Xcel Energy Inc.	205,952	4,731
	DTE Energy Co.	75,841	3,483
*	AES Corp.	302,916	3,438
	Wisconsin Energy Corp.	52,637	3,042
	Ameren Corp.	106,771	3,032
	CenterPoint Energy Inc.	178,774	2,810
	Constellation Energy Group Inc.	85,854	2,768
*	NRG Energy Inc.	115,001	2,394
	Northeast Utilities	79,394	2,348
	NiSource Inc.	125,379	2,182
	SCANA Corp.	52,999	2,137
	Oneok Inc.	45,594	2,054
	Pinnacle West Capital Corp.	48,777	2,013
*	Calpine Corp.	160,113	1,993
	NSTAR	48,498	1,908

	Allegheny Energy Inc.	77,059	1,890
	CMS Energy Corp.	104,451	1,882
	Pepco Holdings Inc.	101,064	1,880
	American Water Works Co. Inc.	79,260	1,844
	Alliant Energy Corp.	50,038	1,819
	Integrys Energy Group Inc.	34,871	1,815
	OGE Energy Corp.	44,180	1,761
	National Fuel Gas Co.	31,543	1,634
	MDU Resources Group Inc.	81,421	1,624
	TECO Energy Inc.	91,073	1,577
	Energen Corp.	31,162	1,425
	UGI Corp.	49,500	1,416
	ITC Holdings Corp.	22,562	1,405
	DPL Inc.	53,626	1,401
	NV Energy Inc.	105,769	1,391
	Questar Corp.	79,308	1,390
	AGL Resources Inc.	35,479	1,361
	Aqua America Inc.	62,199	1,269
	Atmos Energy Corp.	41,936	1,227
	Westar Energy Inc.	49,914	1,209
	Great Plains Energy Inc.	61,064	1,154
	Nicor Inc.	20,844	955
	Hawaiian Electric Industries Inc.	42,069	948
	Piedmont Natural Gas Co. Inc.	32,100	931
	Vectren Corp.	35,484	918
	WGL Holdings Inc.	23,124	874
	Cleco Corp.	27,591	817
	IDACORP Inc.	21,750	781
	New Jersey Resources Corp.	18,900	741
	Portland General Electric Co.	34,900	708
	Southwest Gas Corp.	20,827	700
	South Jersey Industries Inc.	13,900	688
*	Mirant Corp.	66,618	664
	UIL Holdings Corp.	21,433	604
	Northwest Natural Gas Co.	12,350	586
*	RRI Energy Inc.	162,316	576
	Unisource Energy Corp.	16,700	558
	Black Hills Corp.	17,115	534
	Allete Inc.	14,575	531
	Avista Corp.	25,186	526
*	El Paso Electric Co.	20,121	479
	NorthWestern Corp.	16,783	478
	PNM Resources Inc.	39,923	455
	MGE Energy Inc.	10,900	432
	California Water Service Group	9,613	355
	Laclede Group Inc.	10,100	348
	Empire District Electric Co.	16,900	341
	CH Energy Group Inc.	7,600	336
	Otter Tail Corp.	16,268	332
	American States Water Co.	9,057	324
	Ormat Technologies Inc.	9,113	266
*	Dynegy Inc. Class A	46,560	227
	SJW Corp.	6,500	160
	Middlesex Water Co.	7,966	134
	Connecticut Water Service Inc.	5,347	128
	Chesapeake Utilities Corp.	2,475	90
	Maine & Maritimes Corp.	1,900	85
	Central Vermont Public Service Corp.	4,130	83

	York Water Co.			4,641	74
	Unitil Corp.			2,700	59
*	Cadiz Inc.			5,495	56
	Consolidated Water Co. Ltd.			3,754	36
	Artesian Resources Corp. Class A			500	10
*	Raser Technologies Inc.			31,400	7
*	Synthesis Energy Systems Inc.			4,797	4
	RGC Resources Inc.			99	3
*	China Natural Gas Inc.			331	2
					212,496
Total Common Stocks (Cost $4,409,919)					5,726,669
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (27.3%)
U.S. Government Securities (14.1%)
	United States Treasury Note/Bond	4.250%	1/15/11	125	126
	United States Treasury Note/Bond	0.875%	4/30/11	975	979
	United States Treasury Note/Bond	0.875%	5/31/11	225	226
	United States Treasury Note/Bond	4.875%	5/31/11	400	412
	United States Treasury Note/Bond	1.125%	6/30/11	2,450	2,466
	United States Treasury Note/Bond	1.000%	7/31/11	2,975	2,993
	United States Treasury Note/Bond	4.875%	7/31/11	2,350	2,440
	United States Treasury Note/Bond	4.625%	8/31/11	2,425	2,521
	United States Treasury Note/Bond	1.000%	9/30/11	750	755
	United States Treasury Note/Bond	4.500%	9/30/11	3,725	3,880
	United States Treasury Note/Bond	1.000%	10/31/11	2,225	2,242
	United States Treasury Note/Bond	1.750%	11/15/11	6,850	6,959
	United States Treasury Note/Bond	0.750%	11/30/11	20,675	20,778
	United States Treasury Note/Bond	4.500%	11/30/11	500	524
	United States Treasury Note/Bond	4.625%	12/31/11	225	237
	United States Treasury Note/Bond	0.875%	1/31/12	100	101
	United States Treasury Note/Bond	4.750%	1/31/12	825	874
	United States Treasury Note/Bond	1.375%	2/15/12	14,850	15,064
	United States Treasury Note/Bond	4.875%	2/15/12	1,025	1,089
	United States Treasury Note/Bond	0.875%	2/29/12	29,650	29,872
	United States Treasury Note/Bond	4.625%	2/29/12	500	530
	United States Treasury Note/Bond	1.000%	3/31/12	11,325	11,435
	United States Treasury Note/Bond	4.500%	3/31/12	8,600	9,136
	United States Treasury Note/Bond	1.375%	4/15/12	23,375	23,737
	United States Treasury Note/Bond	1.000%	4/30/12	1,350	1,363
	United States Treasury Note/Bond	4.500%	4/30/12	1,200	1,279
	United States Treasury Note/Bond	1.375%	5/15/12	18,075	18,366
	United States Treasury Note/Bond	0.750%	5/31/12	37,300	37,522
	United States Treasury Note/Bond	4.750%	5/31/12	100	107
	United States Treasury Note/Bond	1.875%	6/15/12	10,225	10,487
	United States Treasury Note/Bond	0.625%	6/30/12	450	452
	United States Treasury Note/Bond	4.875%	6/30/12	475	513
	United States Treasury Note/Bond	0.625%	7/31/12	650	653
	United States Treasury Note/Bond	1.750%	8/15/12	1,865	1,912
	United States Treasury Note/Bond	1.375%	9/15/12	5,725	5,832
	United States Treasury Note/Bond	0.375%	9/30/12	39,120	39,077
	United States Treasury Note/Bond	4.250%	9/30/12	425	457
	United States Treasury Note/Bond	1.375%	10/15/12	25	25
	United States Treasury Note/Bond	1.375%	11/15/12	26,077	26,574
	United States Treasury Note/Bond	4.000%	11/15/12	725	780
	United States Treasury Note/Bond	1.125%	12/15/12	16,195	16,423

United States Treasury Note/Bond	1.375%	1/15/13	57,710	58,846
United States Treasury Note/Bond	1.375%	2/15/13	10,200	10,404
United States Treasury Note/Bond	2.750%	2/28/13	8,200	8,646
United States Treasury Note/Bond	1.375%	3/15/13	13,675	13,957
United States Treasury Note/Bond	1.750%	4/15/13	24,810	25,562
United States Treasury Note/Bond	1.375%	5/15/13	29,625	30,245
United States Treasury Note/Bond	3.500%	5/31/13	3,250	3,507
United States Treasury Note/Bond	1.125%	6/15/13	7,925	8,038
United States Treasury Note/Bond	3.375%	6/30/13	475	512
United States Treasury Note/Bond	1.000%	7/15/13	250	253
United States Treasury Note/Bond	0.750%	8/15/13	37,572	37,719
United States Treasury Note/Bond	4.250%	8/15/13	9,425	10,409
United States Treasury Note/Bond	3.125%	8/31/13	1,650	1,770
United States Treasury Note/Bond	0.750%	9/15/13	1,180	1,184
United States Treasury Note/Bond	3.125%	9/30/13	8,435	9,056
United States Treasury Note/Bond	2.750%	10/31/13	1,283	1,364
United States Treasury Note/Bond	4.250%	11/15/13	1,735	1,928
United States Treasury Note/Bond	2.000%	11/30/13	1,675	1,744
United States Treasury Note/Bond	1.500%	12/31/13	700	717
United States Treasury Note/Bond	1.750%	1/31/14	6,000	6,197
United States Treasury Note/Bond	4.000%	2/15/14	5	6
United States Treasury Note/Bond	1.875%	2/28/14	15,500	16,069
United States Treasury Note/Bond	1.750%	3/31/14	17,475	18,043
United States Treasury Note/Bond	1.875%	4/30/14	11,150	11,565
United States Treasury Note/Bond	4.750%	5/15/14	850	970
United States Treasury Note/Bond	2.250%	5/31/14	400	420
United States Treasury Note/Bond	2.625%	6/30/14	7,900	8,412
United States Treasury Note/Bond	2.625%	7/31/14	6,900	7,347
United States Treasury Note/Bond	2.375%	8/31/14	1,250	1,319
United States Treasury Note/Bond	2.375%	9/30/14	5,350	5,648
United States Treasury Note/Bond	2.375%	10/31/14	7,855	8,292
United States Treasury Note/Bond	2.125%	11/30/14	13,200	13,798
United States Treasury Note/Bond	2.625%	12/31/14	6,835	7,284
United States Treasury Note/Bond	4.000%	2/15/15	2,150	2,418
United States Treasury Note/Bond	11.250%	2/15/15	5,475	7,856
United States Treasury Note/Bond	2.375%	2/28/15	1,675	1,767
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	4.125%	5/15/15	1,900	2,154
United States Treasury Note/Bond	2.125%	5/31/15	300	313
United States Treasury Note/Bond	1.875%	6/30/15	1,775	1,829
United States Treasury Note/Bond	4.250%	8/15/15	825	943
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,756
United States Treasury Note/Bond	1.250%	8/31/15	2,955	2,955
United States Treasury Note/Bond	4.500%	11/15/15	300	348
United States Treasury Note/Bond	9.875%	11/15/15	400	570
United States Treasury Note/Bond	4.500%	2/15/16	6,400	7,427
United States Treasury Note/Bond	2.625%	2/29/16	39,650	42,140
United States Treasury Note/Bond	2.375%	3/31/16	14,700	15,417
United States Treasury Note/Bond	2.625%	4/30/16	4,875	5,171
United States Treasury Note/Bond	5.125%	5/15/16	24,375	29,193
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,889
United States Treasury Note/Bond	3.250%	5/31/16	19,175	20,994
United States Treasury Note/Bond	3.250%	6/30/16	7,550	8,267
United States Treasury Note/Bond	3.000%	8/31/16	15,675	16,912
United States Treasury Note/Bond	3.000%	9/30/16	23,175	24,996
United States Treasury Note/Bond	3.125%	10/31/16	75	81
United States Treasury Note/Bond	7.500%	11/15/16	4,725	6,328
United States Treasury Note/Bond	2.750%	11/30/16	19,972	21,226

	United States Treasury Note/Bond	3.250%	12/31/16	1,950	2,129
	United States Treasury Note/Bond	3.125%	1/31/17	15,570	16,876
	United States Treasury Note/Bond	4.625%	2/15/17	200	235
	United States Treasury Note/Bond	3.000%	2/28/17	850	914
	United States Treasury Note/Bond	3.250%	3/31/17	14,950	16,303
	United States Treasury Note/Bond	8.750%	5/15/17	16,050	23,047
	United States Treasury Note/Bond	2.500%	6/30/17	22,050	22,966
	United States Treasury Note/Bond	2.375%	7/31/17	16,600	17,150
	United States Treasury Note/Bond	8.875%	8/15/17	7,000	10,181
	United States Treasury Note/Bond	4.250%	11/15/17	575	665
	United States Treasury Note/Bond	3.500%	2/15/18	750	828
	United States Treasury Note/Bond	4.000%	8/15/18	20,675	23,508
	United States Treasury Note/Bond	3.750%	11/15/18	1,380	1,542
	United States Treasury Note/Bond	2.750%	2/15/19	800	830
	United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,575
	United States Treasury Note/Bond	3.125%	5/15/19	7,600	8,077
	United States Treasury Note/Bond	3.625%	8/15/19	19,125	21,029
	United States Treasury Note/Bond	3.375%	11/15/19	23,997	25,857
	United States Treasury Note/Bond	3.625%	2/15/20	5,770	6,328
	United States Treasury Note/Bond	3.500%	5/15/20	9,510	10,324
	United States Treasury Note/Bond	2.625%	8/15/20	32,431	32,735
	United States Treasury Note/Bond	8.750%	8/15/20	8,150	12,593
	United States Treasury Note/Bond	7.875%	2/15/21	19,400	28,745
	United States Treasury Note/Bond	8.125%	5/15/21	490	740
	United States Treasury Note/Bond	8.125%	8/15/21	4,200	6,366
	United States Treasury Note/Bond	8.000%	11/15/21	770	1,161
	United States Treasury Note/Bond	7.125%	2/15/23	5,600	8,077
	United States Treasury Note/Bond	6.250%	8/15/23	20,850	28,239
	United States Treasury Note/Bond	6.875%	8/15/25	5,175	7,518
	United States Treasury Note/Bond	6.750%	8/15/26	320	465
	United States Treasury Note/Bond	6.125%	11/15/27	550	759
	United States Treasury Note/Bond	5.500%	8/15/28	3,035	3,936
	United States Treasury Note/Bond	5.250%	11/15/28	75	95
	United States Treasury Note/Bond	5.250%	2/15/29	550	695
	United States Treasury Note/Bond	6.125%	8/15/29	4,170	5,802
	United States Treasury Note/Bond	6.250%	5/15/30	6,530	9,241
	United States Treasury Note/Bond	4.500%	2/15/36	1,720	1,977
	United States Treasury Note/Bond	4.750%	2/15/37	3,275	3,915
	United States Treasury Note/Bond	5.000%	5/15/37	75	93
	United States Treasury Note/Bond	4.375%	2/15/38	13,110	14,773
	United States Treasury Note/Bond	3.500%	2/15/39	3,750	3,626
	United States Treasury Note/Bond	4.250%	5/15/39	8,350	9,181
	United States Treasury Note/Bond	4.500%	8/15/39	25,549	29,245
	United States Treasury Note/Bond	4.375%	11/15/39	9,411	10,554
	United States Treasury Note/Bond	4.625%	2/15/40	16,260	18,989
	United States Treasury Note/Bond	4.375%	5/15/40	10,785	12,108
					1,332,397
	Agency Bonds and Notes (2.5%)
2	Ally Financial Inc.	1.750%	10/30/12	700	716
2	Ally Financial Inc.	2.200%	12/19/12	850	879
2	American Express Bank FSB	3.150%	12/9/11	850	877
2	Bank of America Corp.	2.100%	4/30/12	2,650	2,717
2	Bank of America Corp.	3.125%	6/15/12	1,375	1,431
2	Bank of America Corp.	2.375%	6/22/12	225	232
2	Bank of America NA	1.700%	12/23/10	650	652
2	Bank of the West	2.150%	3/27/12	575	589
2	Citibank NA	1.625%	3/30/11	225	227

2	Citibank NA	1.875%	5/7/12	950	970
2	Citibank NA	1.750%	12/28/12	1,100	1,126
2	Citigroup Funding Inc.	2.000%	3/30/12	225	230
2	Citigroup Funding Inc.	2.125%	7/12/12	600	617
2	Citigroup Funding Inc.	1.875%	10/22/12	931	955
2	Citigroup Funding Inc.	2.250%	12/10/12	250	259
2	Citigroup Inc.	2.875%	12/9/11	1,050	1,080
2	Citigroup Inc.	2.125%	4/30/12	2,400	2,461
	Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,581
	Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	126
3	Federal Farm Credit Bank	2.125%	6/18/12	750	771
3	Federal Farm Credit Bank	4.500%	10/17/12	700	756
3	Federal Farm Credit Bank	1.875%	12/7/12	475	487
3	Federal Farm Credit Bank	1.750%	2/21/13	450	461
3	Federal Farm Credit Bank	1.375%	6/25/13	390	396
3	Federal Farm Credit Bank	2.625%	4/17/14	1,000	1,054
3	Federal Farm Credit Bank	3.000%	9/22/14	600	642
3	Federal Farm Credit Bank	5.125%	8/25/16	925	1,092
3	Federal Farm Credit Bank	4.875%	1/17/17	850	989
3	Federal Home Loan Bank of Chicago	5.625%	6/13/16	300	333
3	Federal Home Loan Banks	4.875%	11/18/11	1,650	1,734
3	Federal Home Loan Banks	1.000%	12/28/11	2,350	2,368
3	Federal Home Loan Banks	1.125%	5/18/12	5,900	5,964
3	Federal Home Loan Banks	1.375%	6/8/12	3,950	4,008
3	Federal Home Loan Banks	1.875%	6/20/12	800	819
3	Federal Home Loan Banks	1.750%	8/22/12	325	333
3	Federal Home Loan Banks	1.625%	9/26/12	2,500	2,554
[3,4] Federal Home Loan Banks		2.000%	10/5/12	830	830
3	Federal Home Loan Banks	1.500%	1/16/13	600	611
3	Federal Home Loan Banks	3.375%	2/27/13	850	905
3	Federal Home Loan Banks	1.625%	3/20/13	400	409
3	Federal Home Loan Banks	5.375%	6/14/13	250	281
3	Federal Home Loan Banks	1.875%	6/21/13	2,855	2,941
3	Federal Home Loan Banks	5.125%	8/14/13	1,115	1,252
3	Federal Home Loan Banks	4.000%	9/6/13	2,925	3,199
3	Federal Home Loan Banks	5.250%	9/13/13	1,800	2,028
3	Federal Home Loan Banks	4.500%	9/16/13	3,075	3,406
3	Federal Home Loan Banks	3.625%	10/18/13	4,200	4,550
3	Federal Home Loan Banks	3.125%	12/13/13	2,250	2,403
3	Federal Home Loan Banks	2.500%	6/13/14	200	210
3	Federal Home Loan Banks	5.500%	8/13/14	400	466
3	Federal Home Loan Banks	4.500%	11/14/14	200	225
3	Federal Home Loan Banks	2.750%	12/12/14	125	133
3	Federal Home Loan Banks	5.125%	10/19/16	1,225	1,440
3	Federal Home Loan Banks	4.750%	12/16/16	1,475	1,713
3	Federal Home Loan Banks	4.875%	5/17/17	900	1,056
3	Federal Home Loan Banks	5.000%	11/17/17	600	712
3	Federal Home Loan Banks	4.125%	3/13/20	450	497
3	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,200
3	Federal Home Loan Banks	5.625%	6/11/21	1,100	1,356
3	Federal Home Loan Banks	5.500%	7/15/36	250	304
3	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,525	1,563
3	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	1,700	1,737
3	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	900	974
3	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	8,000	8,742
3	Federal Home Loan Mortgage Corp.	1.000%	8/28/12	250	252
3	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	500	516
3	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	5,425	5,874

3	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,426
3	Federal Home Loan Mortgage Corp.	1.375%	1/9/13	2,825	2,870
3	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	2,585	2,794
3	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,200	1,322
3	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	1,875	2,055
3	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	2,600	2,896
3	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,312
3	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,827
3	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,430
3	Federal Home Loan Mortgage Corp.	4.375%	7/17/15	4,000	4,529
3	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,009
3	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	650	751
3	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,545
3	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,100	1,319
3	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	300	354
3	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,572
3	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	300	356
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,759
3	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,225	3,502
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,173
3	Federal National Mortgage Assn.	1.000%	11/23/11	95	96
3	Federal National Mortgage Assn.	2.000%	1/9/12	8,000	8,165
3	Federal National Mortgage Assn.	0.875%	1/12/12	1,300	1,309
3	Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,569
3	Federal National Mortgage Assn.	1.000%	4/4/12	425	429
3	Federal National Mortgage Assn.	1.875%	4/20/12	6,100	6,234
3	Federal National Mortgage Assn.	4.875%	5/18/12	2,225	2,384
3	Federal National Mortgage Assn.	1.250%	6/22/12	130	132
3	Federal National Mortgage Assn.	1.125%	7/30/12	300	303
3	Federal National Mortgage Assn.	1.750%	8/10/12	200	205
3	Federal National Mortgage Assn.	4.375%	9/15/12	1,750	1,880
[3,4] Federal National Mortgage Assn.		1.600%	10/1/12	1,800	1,800
3	Federal National Mortgage Assn.	3.625%	2/12/13	3,550	3,792
3	Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,395
3	Federal National Mortgage Assn.	0.850%	4/8/13	1,500	1,500
3	Federal National Mortgage Assn.	4.625%	5/1/13	700	757
3	Federal National Mortgage Assn.	1.750%	5/7/13	650	667
[3,4] Federal National Mortgage Assn.		2.000%	5/24/13	1,000	1,006
3	Federal National Mortgage Assn.	1.250%	8/20/13	500	506
3	Federal National Mortgage Assn.	5.125%	1/2/14	975	1,079
3	Federal National Mortgage Assn.	2.750%	2/5/14	1,100	1,164
3	Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,191
3	Federal National Mortgage Assn.	4.125%	4/15/14	3,700	4,092
3	Federal National Mortgage Assn.	2.500%	5/15/14	3,575	3,751
3	Federal National Mortgage Assn.	3.000%	9/16/14	800	855
3	Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,316
3	Federal National Mortgage Assn.	2.625%	11/20/14	800	844
3	Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,040
3	Federal National Mortgage Assn.	1.625%	10/26/15	1,000	1,001
3	Federal National Mortgage Assn.	5.375%	7/15/16	3,000	3,575
3	Federal National Mortgage Assn.	5.250%	9/15/16	4,825	5,726
3	Federal National Mortgage Assn.	4.875%	12/15/16	525	612
3	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,316
3	Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,436
3	Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,476
3	Federal National Mortgage Assn.	6.625%	11/15/30	915	1,261
3	Federal National Mortgage Assn.	5.625%	7/15/37	2,035	2,518
3	Financing Corp. Fico	9.800%	4/6/18	500	746

3	Financing Corp. Fico	9.650%	11/2/18	475	716
2	General Electric Capital Corp.	3.000%	12/9/11	2,325	2,395
2	General Electric Capital Corp.	2.250%	3/12/12	2,225	2,281
2	General Electric Capital Corp.	2.200%	6/8/12	1,775	1,824
2	General Electric Capital Corp.	2.125%	12/21/12	825	852
2	General Electric Capital Corp.	2.625%	12/28/12	675	704
2	Goldman Sachs Group Inc.	1.700%	3/15/11	125	126
2	Goldman Sachs Group Inc.	2.150%	3/15/12	375	384
2	Goldman Sachs Group Inc.	3.250%	6/15/12	1,350	1,412
2	HSBC USA Inc.	3.125%	12/16/11	750	774
	Israel Government AID Bond	5.500%	9/18/23	500	618
	Israel Government AID Bond	5.500%	12/4/23	375	462
	Israel Government AID Bond	5.500%	4/26/24	925	1,146
2	JPMorgan Chase & Co.	1.650%	2/23/11	900	905
2	JPMorgan Chase & Co.	3.125%	12/1/11	1,025	1,058
2	JPMorgan Chase & Co.	2.200%	6/15/12	1,000	1,028
2	JPMorgan Chase & Co.	2.125%	6/22/12	700	719
2	JPMorgan Chase & Co.	2.125%	12/26/12	1,400	1,448
2	Morgan Stanley	2.900%	12/1/10	650	653
2	Morgan Stanley	3.250%	12/1/11	1,475	1,523
2	Morgan Stanley	1.950%	6/20/12	1,375	1,409
2	PNC Funding Corp.	2.300%	6/22/12	875	902
	Private Export Funding Corp.	3.050%	10/15/14	150	160
	Private Export Funding Corp.	4.375%	3/15/19	350	392
	Private Export Funding Corp.	4.300%	12/15/21	125	138
2	Regions Bank	3.250%	12/9/11	1,000	1,033
2	Sovereign Bank	2.750%	1/17/12	350	360
3	Tennessee Valley Authority	4.500%	4/1/18	450	515
3	Tennessee Valley Authority	6.750%	11/1/25	100	135
3	Tennessee Valley Authority	7.125%	5/1/30	1,500	2,110
3	Tennessee Valley Authority	5.500%	6/15/38	225	266
3	Tennessee Valley Authority	5.250%	9/15/39	425	493
3	Tennessee Valley Authority	5.375%	4/1/56	375	451
3	Tennessee Valley Authority	4.625%	9/15/60	175	183
2	US Central Federal Credit Union	1.900%	10/19/12	475	487
2	Wells Fargo & Co.	3.000%	12/9/11	1,625	1,674
2	Wells Fargo & Co.	2.125%	6/15/12	425	437
2	Western Corporate Federal Credit Union	1.750%	11/2/12	250	255
					238,628
Conventional Mortgage-Backed Securities (10.3%)
[3,4] Fannie Mae Pool		4.000%	10/1/10–8/1/40	36,007	37,530
[3,4] Fannie Mae Pool		4.500%	7/1/11–10/1/40	73,745	72,647
[3,4] Fannie Mae Pool		5.000%	1/1/12–10/1/40	100,427	106,500
[3,4] Fannie Mae Pool		5.500%	11/1/16–10/1/40	115,269	110,019
[3,4] Fannie Mae Pool		6.000%	3/1/11–10/1/38	68,856	74,478
[3,4] Fannie Mae Pool		6.500%	3/1/11–1/1/39	23,349	25,688
[3,4] Fannie Mae Pool		7.000%	3/1/11–11/1/37	6,053	6,784
[3,4] Fannie Mae Pool		7.500%	1/1/11–12/1/32	966	1,083
[3,4] Fannie Mae Pool		8.000%	11/1/11–11/1/30	143	161
[3,4] Fannie Mae Pool		8.500%	11/1/18–9/1/30	109	123
[3,4] Fannie Mae Pool		9.000%	1/1/21–8/1/26	36	41
[3,4] Fannie Mae Pool		9.500%	5/1/16–2/1/25	9	9
[3,4] Fannie Mae Pool		10.000%	1/1/20–8/1/21	1	1
[3,4] Fannie Mae Pool		10.500%	8/1/20	1	1
[3,4] Freddie Mac Gold Pool		4.000%	2/1/12–10/1/40	22,446	23,441
[3,4] Freddie Mac Gold Pool		4.500%	1/1/11–10/1/40	51,928	54,527
[3,4] Freddie Mac Gold Pool		5.000%	10/1/11–8/1/40	72,794	77,045

[3,4] Freddie Mac Gold Pool		5.500%	1/1/14–10/1/40	80,622	83,710
[3,4] Freddie Mac Gold Pool		6.000%	3/1/11–11/1/39	53,437	57,692
[3,4] Freddie Mac Gold Pool		6.500%	11/1/10–1/1/39	15,005	16,450
[3,4] Freddie Mac Gold Pool		7.000%	10/1/10–2/1/37	3,285	3,672
[3,4] Freddie Mac Gold Pool		7.500%	1/1/11–1/1/32	439	491
[3,4] Freddie Mac Gold Pool		8.000%	6/1/12–10/1/31	468	525
[3,4] Freddie Mac Gold Pool		8.500%	4/1/20–5/1/30	64	72
[3,4] Freddie Mac Gold Pool		9.000%	10/1/21–4/1/30	44	49
[3,4] Freddie Mac Gold Pool		9.500%	4/1/16–4/1/25	7	9
[3,4] Freddie Mac Gold Pool		10.000%	3/1/17–4/1/25	8	8
[3,4] Freddie Mac Non Gold Pool		8.500%	12/1/16	1	1
[3,4] Freddie Mac Non Gold Pool		9.500%	9/1/19		—
4	Ginnie Mae I Pool	4.000%	8/15/39–10/1/40	5,942	6,143
4	Ginnie Mae I Pool	4.500%	8/15/18–1/15/40	38,147	40,194
4	Ginnie Mae I Pool	5.000%	1/15/18–9/15/40	62,754	45,621
4	Ginnie Mae I Pool	5.500%	3/15/15–10/1/40	31,454	28,232
4	Ginnie Mae I Pool	6.000%	12/15/13–10/1/40	11,715	12,802
4	Ginnie Mae I Pool	6.500%	6/15/11–8/15/34	3,306	3,701
4	Ginnie Mae I Pool	7.000%	11/15/11–8/15/32	2,044	2,282
4	Ginnie Mae I Pool	7.500%	12/15/11–3/15/32	562	625
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	387	433
4	Ginnie Mae I Pool	8.500%	3/15/17–7/15/30	42	47
4	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	66	73
4	Ginnie Mae I Pool	9.500%	10/15/19–1/15/25	20	22
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4	Ginnie Mae II Pool	4.500%	11/20/35–10/1/40	20,386	21,421
4	Ginnie Mae II Pool	5.000%	1/20/35–10/1/40	33,688	28,913
4	Ginnie Mae II Pool	5.500%	4/20/36–10/1/40	12,006	12,918
4	Ginnie Mae II Pool	6.000%	3/20/33–10/20/38	12,324	13,391
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/37	3,787	4,176
4	Ginnie Mae II Pool	7.000%	4/20/38	91	101
					973,853
Nonconventional Mortgage-Backed Securities (0.4%)
[3,4] Fannie Mae Pool		2.290%	8/1/35	596	622
[3,4] Fannie Mae Pool		2.691%	1/1/35	488	509
[3,4] Fannie Mae Pool		2.744%	11/1/34	308	315
[3,4] Fannie Mae Pool		2.791%	10/1/34	394	404
[3,4] Fannie Mae Pool		3.110%	9/1/34	146	152
[3,4] Fannie Mae Pool		3.200%	8/1/40	548	567
[3,4] Fannie Mae Pool		3.237%	9/1/40	525	544
[3,4] Fannie Mae Pool		3.298%	1/1/40	1,398	1,451
[3,4] Fannie Mae Pool		3.394%	5/1/37	431	447
[3,4] Fannie Mae Pool		3.402%	5/1/40	468	487
[3,4] Fannie Mae Pool		3.520%	3/1/40	1,674	1,746
[3,4] Fannie Mae Pool		3.879%	8/1/35	493	506
[3,4] Fannie Mae Pool		4.136%	5/1/34	144	149
[3,4] Fannie Mae Pool		4.355%	12/1/35	965	1,016
[3,4] Fannie Mae Pool		4.540%	11/1/34	953	1,005
[3,4] Fannie Mae Pool		4.602%	9/1/35	380	392
[3,4] Fannie Mae Pool		4.620%	8/1/35	715	752
[3,4] Fannie Mae Pool		4.625%	9/1/34	322	347
[3,4] Fannie Mae Pool		4.642%	11/1/33	154	161
[3,4] Fannie Mae Pool		4.792%	6/1/34	360	374
[3,4] Fannie Mae Pool		4.903%	2/1/36	321	331
[3,4] Fannie Mae Pool		4.909%	12/1/35	522	538
[3,4] Fannie Mae Pool		4.952%	11/1/35	144	153
[3,4] Fannie Mae Pool		5.025%	12/1/33	213	227

[3,4] Fannie Mae Pool		5.113%	3/1/37	606	642
[3,4] Fannie Mae Pool		5.386%	2/1/36	248	258
[3,4] Fannie Mae Pool		5.409%	6/1/36	586	611
[3,4] Fannie Mae Pool		5.495%	1/1/37	570	599
[3,4] Fannie Mae Pool		5.634%	7/1/36	156	166
[3,4] Fannie Mae Pool		5.659%	2/1/37	490	521
[3,4] Fannie Mae Pool		5.660%	3/1/37	451	479
[3,4] Fannie Mae Pool		5.671%	3/1/37	593	631
[3,4] Fannie Mae Pool		5.689%	1/1/36	204	216
[3,4] Fannie Mae Pool		5.726%	4/1/37	774	831
[3,4] Fannie Mae Pool		5.726%	4/1/37	190	200
[3,4] Fannie Mae Pool		5.751%	4/1/36	326	339
[3,4] Fannie Mae Pool		5.833%	9/1/36	558	595
[3,4] Fannie Mae Pool		5.884%	8/1/37	408	428
[3,4] Fannie Mae Pool		5.941%	11/1/36	1,291	1,384
[3,4] Fannie Mae Pool		5.997%	6/1/36	98	105
[3,4] Fannie Mae Pool		6.305%	9/1/37	414	442
[3,4] Freddie Mac Non Gold Pool		2.667%	12/1/34	556	574
[3,4] Freddie Mac Non Gold Pool		2.673%	9/1/34	318	333
[3,4] Freddie Mac Non Gold Pool		2.946%	1/1/35	36	37
[3,4] Freddie Mac Non Gold Pool		3.076%	12/1/34	286	300
[3,4] Freddie Mac Non Gold Pool		3.290%	6/1/40	1,165	1,209
[3,4] Freddie Mac Non Gold Pool		3.331%	4/1/40	569	591
[3,4] Freddie Mac Non Gold Pool		3.366%	5/1/40	629	654
[3,4] Freddie Mac Non Gold Pool		3.426%	5/1/40	626	652
[3,4] Freddie Mac Non Gold Pool		3.559%	6/1/40	498	521
[3,4] Freddie Mac Non Gold Pool		3.595%	6/1/40	839	871
[3,4] Freddie Mac Non Gold Pool		3.627%	1/1/40	573	600
[3,4] Freddie Mac Non Gold Pool		3.857%	3/1/36	523	544
[3,4] Freddie Mac Non Gold Pool		4.087%	1/1/37	389	409
[3,4] Freddie Mac Non Gold Pool		4.590%	7/1/35	468	493
[3,4] Freddie Mac Non Gold Pool		4.607%	11/1/34	276	295
[3,4] Freddie Mac Non Gold Pool		5.008%	5/1/35	811	858
[3,4] Freddie Mac Non Gold Pool		5.311%	3/1/36	330	342
[3,4] Freddie Mac Non Gold Pool		5.349%	12/1/35	442	470
[3,4] Freddie Mac Non Gold Pool		5.422%	4/1/37	1,097	1,162
[3,4] Freddie Mac Non Gold Pool		5.437%	3/1/37	621	658
[3,4] Freddie Mac Non Gold Pool		5.507%	2/1/36	705	754
[3,4] Freddie Mac Non Gold Pool		5.551%	4/1/37	746	794
[3,4] Freddie Mac Non Gold Pool		5.564%	5/1/36	317	333
[3,4] Freddie Mac Non Gold Pool		5.644%	12/1/36	271	284
[3,4] Freddie Mac Non Gold Pool		5.667%	4/1/37	442	467
[3,4] Freddie Mac Non Gold Pool		5.711%	6/1/37	762	810
[3,4] Freddie Mac Non Gold Pool		5.714%	9/1/36	623	667
[3,4] Freddie Mac Non Gold Pool		5.778%	5/1/36	341	369
[3,4] Freddie Mac Non Gold Pool		5.825%	12/1/36	323	347
[3,4] Freddie Mac Non Gold Pool		5.846%	8/1/37	486	517
[3,4] Freddie Mac Non Gold Pool		5.865%	5/1/37	1,164	1,249
[3,4] Freddie Mac Non Gold Pool		5.953%	10/1/37	189	203
[3,4] Freddie Mac Non Gold Pool		6.398%	2/1/37	310	334
					40,343
Total U.S. Government and Agency Obligations (Cost $2,457,121)					2,585,221
Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
4	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	284	285
4	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	150	156
4	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	1,700	1,790
[4,5] Banc of America Commercial Mortgage Inc.		5.228%	11/10/42	125	132

4	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	235	215
4	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	1,560	1,619
[4,5] Banc of America Commercial Mortgage Inc.		5.963%	5/10/45	160	136
4	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	1,200	1,291
[4,5] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	10	10
4	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	1,150	1,255
[4,5] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	20	20
4	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	1,075	1,165
[4,5] Banc of America Commercial Mortgage Inc.		5.346%	9/10/47	170	162
[4,5] Banc of America Commercial Mortgage Inc.		5.346%	9/10/47	100	102
4	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	825	858
4	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	125	114
[4,5] Banc of America Commercial Mortgage Inc.		5.523%	1/15/49	125	71
[4,5] Banc of America Commercial Mortgage Inc.		6.339%	2/10/51	1,400	1,530
6	Bank of Scotland PLC	5.250%	2/21/17	1,350	1,479
4	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	2,000	2,064
4	Bear Stearns Commercial Mortgage
	Securities	5.678%	4/12/38	250	273
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.678%	4/12/38	250	260
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.946%	9/11/38	275	271
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.946%	9/11/38	125	105
4	Bear Stearns Commercial Mortgage
	Securities	5.623%	3/11/39	175	190
4	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	750	799
4	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	300	318
4	Bear Stearns Commercial Mortgage
	Securities	5.854%	6/11/40	2,125	2,224
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.907%	6/11/40	125	86
4	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	200	176
4	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	160	159
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	190	189
4	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	250	257
4	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	1,575	1,724
4	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	446	446
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	335	336
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	200	150
4	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	800	858
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	400	374
4	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/13/50	850	890

4	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/13/50	500	533
4	Capital Auto Receivables Asset Trust	4.680%	10/15/12	862	880
4	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	450	461
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	4,012
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	225	270
4	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,195	1,224
4	Chase Issuance Trust	4.650%	12/17/12	3,300	3,304
4	Chase Issuance Trust	5.400%	7/15/15	400	448
6	Cie de Financement Foncier	2.125%	4/22/13	375	382
4	Citibank Credit Card Issuance Trust	5.450%	5/10/13	195	201
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,210
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	276
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	209
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	204
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	50	50
[4,5] Citigroup Commercial Mortgage Trust		5.919%	3/15/49	550	603
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	150	149
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	100	81
[4,5] Citigroup Commercial Mortgage Trust		5.887%	12/10/49	650	702
[4,5] Citigroup Commercial Mortgage Trust		5.887%	12/10/49	275	257
[4,5] Citigroup Commercial Mortgage Trust		6.294%	12/10/49	650	694
[4,5] Citigroup Commercial Mortgage Trust		6.294%	12/10/49	350	328
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.395%	7/15/44	1,100	1,210
[4,5] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.396%	7/15/44	300	306
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	1,650	1,778
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	425	402
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.688%	10/15/48	150	114
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	1,400	1,453
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	950	983
[4,6] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	329	370
4	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	875	914
4	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	800	837
4	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	250	270
4	Commercial Mortgage Pass Through
	Certificates	5.960%	6/10/46	1,255	1,381
[4,5] Commercial Mortgage Pass Through
	Certificates	5.986%	6/10/46	200	201
4	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	200	206
[4,5] Commercial Mortgage Pass Through
	Certificates	6.009%	12/10/49	900	983
[4,5] Countrywide Home Loan Mortgage Pass
	Through Trust	2.934%	5/25/33	291	233
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	1,500	1,574

4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	50	42
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	1,000	1,077
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	140	133
4	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	770	804
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	80	81
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	150	130
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	160	146
4	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	1,475	1,594
4	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	52	50
4	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	1,225	1,340
[4,5] Credit Suisse Mortgage Capital Certificates		5.728%	2/15/39	400	390
[4,5] Credit Suisse Mortgage Capital Certificates		5.728%	2/15/39	175	157
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	66
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	800	818
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	512
[4,5] CW Capital Cobalt Ltd.		6.013%	5/15/46	1,400	1,421
4	Discover Card Master Trust	5.650%	12/15/15	1,650	1,849
4	Discover Card Master Trust	5.650%	3/16/20	375	445
[4,5] First Union Commercial Mortgage Trust		6.767%	10/15/35	462	468
4	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	533	551
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	225	234
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	825	851
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	1,000	1,059
[4,5] GE Capital Commercial Mortgage Corp.		5.514%	3/10/44	1,350	1,474
[4,5] GE Capital Commercial Mortgage Corp.		5.514%	3/10/44	325	331
4	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	596	606
4	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	150	157
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	78
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	352	355
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	300	318
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	75	75
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	530
4	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,200	1,306
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	179	182
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,400	1,510
[4,5] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	275	272
[4,5] Greenwich Capital Commercial Funding Corp.		6.080%	7/10/38	225	225
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	68
4	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	2,070
[4,5] Greenwich Capital Commercial Funding Corp.		4.859%	8/10/42	100	90
4	GS Mortgage Securities Corp. II	5.506%	4/10/38	865	873
[4,5] GS Mortgage Securities Corp. II		5.553%	4/10/38	700	757
[4,5] GS Mortgage Securities Corp. II		5.622%	4/10/38	250	245
4	Honda Auto Receivables Owner Trust	4.880%	9/18/14	600	619
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	99	99
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	350	372
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	150	152

[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.524%	8/12/37	100	90
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	600	605
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	110	116
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.539%	6/12/41	600	645
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	135	135
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.499%	1/12/43	10	9
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	350	380
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.627%	12/12/44	150	147
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.676%	12/12/44	75	57
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.405%	12/15/44	175	176
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.484%	12/15/44	70	63
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.062%	4/15/45	1,050	1,167
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.062%	4/15/45	80	79
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.062%	4/15/45	155	120
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	375	339
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.623%	5/12/45	75	55
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	225	222
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	250	266
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	500	523
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.990%	6/15/49	700	741
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	1,105	1,189
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	650	668
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	1,655	1,702
4	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,272	1,374
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	612
4	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	45	45
4	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,363
4	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	121
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,300	1,358
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	250	266
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	825	858
[4,5] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	400	434
4	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,605
[4,5] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	1,000	1,069
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	100	99

4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	179	187
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	600	629
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	223
[4,5] LB-UBS Commercial Mortgage Trust		5.057%	9/15/40	75	68
[4,5] LB-UBS Commercial Mortgage Trust		5.276%	2/15/41	150	124
[4,5] LB-UBS Commercial Mortgage Trust		6.324%	4/15/41	260	229
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	1,000	1,061
4	Merrill Lynch Mortgage Trust	5.236%	11/12/35	750	801
4	Merrill Lynch Mortgage Trust	5.107%	7/12/38	40	40
4	Merrill Lynch Mortgage Trust	5.837%	5/12/39	350	380
[4,5] Merrill Lynch Mortgage Trust		5.838%	5/12/39	100	100
4	Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	241
[4,5] Merrill Lynch Mortgage Trust		5.802%	8/12/43	150	122
[4,5] Merrill Lynch Mortgage Trust		5.291%	1/12/44	1,650	1,818
[4,5] Merrill Lynch Mortgage Trust		6.020%	6/12/50	1,450	1,555
[4,5] Merrill Lynch Mortgage Trust		6.020%	6/12/50	165	151
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	260
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	797
[4,5] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	2/12/39	25	21
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	6.102%	6/12/46	1,250	1,404
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	160	156
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	1,575	1,568
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	725	753
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	750	780
4	Morgan Stanley Capital I	4.970%	4/14/40	450	472
[4,5] Morgan Stanley Capital I		5.110%	6/15/40	950	1,025
4	Morgan Stanley Capital I	5.270%	6/13/41	400	431
[4,5] Morgan Stanley Capital I		5.981%	8/12/41	110	114
4	Morgan Stanley Capital I	5.328%	11/12/41	250	269
4	Morgan Stanley Capital I	5.360%	11/12/41	375	365
[4,5] Morgan Stanley Capital I		4.840%	12/13/41	65	59
4	Morgan Stanley Capital I	4.970%	12/15/41	675	726
4	Morgan Stanley Capital I	5.168%	1/14/42	425	463
[4,5] Morgan Stanley Capital I		5.802%	6/11/42	850	939
[4,5] Morgan Stanley Capital I		5.802%	6/11/42	75	75
4	Morgan Stanley Capital I	4.989%	8/13/42	1,350	1,465
[4,5] Morgan Stanley Capital I		5.073%	8/13/42	180	160
4	Morgan Stanley Capital I	5.230%	9/15/42	1,200	1,290
4	Morgan Stanley Capital I	5.938%	10/15/42	550	605
[4,5] Morgan Stanley Capital I		5.942%	10/15/42	200	179
[4,5] Morgan Stanley Capital I		5.942%	10/15/42	30	30
[4,5] Morgan Stanley Capital I		5.376%	11/14/42	650	710
[4,5] Morgan Stanley Capital I		5.376%	11/14/42	35	36
4	Morgan Stanley Capital I	5.332%	12/15/43	350	376
[4,5] Morgan Stanley Capital I		5.557%	3/12/44	500	543
[4,5] Morgan Stanley Capital I		5.773%	7/12/44	250	258
[4,5] Morgan Stanley Capital I		5.793%	7/12/44	75	64
4	Morgan Stanley Capital I	4.660%	9/13/45	250	264
[4,5] Morgan Stanley Capital I		5.692%	4/15/49	550	554
[4,5] Morgan Stanley Capital I		5.876%	4/15/49	250	200
[4,5] Morgan Stanley Capital I		5.544%	11/12/49	425	421
4	Morgan Stanley Capital I	5.809%	12/12/49	590	622

[4,5] Morgan Stanley Capital I		6.315%	12/12/49	225	214
4	Morgan Stanley Capital I	5.090%	10/12/52	305	306
[4,5] Morgan Stanley Capital I		5.204%	10/12/52	260	250
4	Morgan Stanley Capital I	4.770%	7/15/56	170	147
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	1,375	1,460
4	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	430	446
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	850	883
6	Nationwide Building Society	5.500%	7/18/12	2,000	2,118
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	500
6	Northern Rock Asset Management PLC	5.625%	6/22/17	2,500	2,663
4	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,474
6	Royal Bank of Canada	3.125%	4/14/15	425	453
[4,5] TIAA Seasoned Commercial Mortgage Trust		6.043%	8/15/39	160	158
4	USAA Auto Owner Trust	4.710%	2/18/14	925	960
[4,5] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	150	160
[4,5] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	550	584
4	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	249	249
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	500	540
4	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	193	194
[4,5] Wachovia Bank Commercial Mortgage Trust		5.484%	7/15/41	1,250	1,352
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,209
[4,5] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	400	435
[4,5] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	75	68
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	384
[4,5] Wachovia Bank Commercial Mortgage Trust		5.923%	5/15/43	900	982
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,137
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	150	131
[4,5] Wachovia Bank Commercial Mortgage Trust		5.374%	10/15/44	60	54
[4,5] Wachovia Bank Commercial Mortgage Trust		5.374%	10/15/44	850	939
[4,5] Wachovia Bank Commercial Mortgage Trust		5.437%	12/15/44	1,600	1,752
[4,5] Wachovia Bank Commercial Mortgage Trust		5.487%	12/15/44	10	10
[4,5] Wachovia Bank Commercial Mortgage Trust		6.158%	6/15/45	67	62
[4,5] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	950	1,036
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,580
4	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	372
[4,5] Wachovia Bank Commercial Mortgage Trust		5.368%	11/15/48	160	126
4	World Omni Auto Receivables Trust	3.940%	10/15/12	348	351
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $137,353)					152,834
Corporate Bonds (7.9%)
Finance (2.8%)
	Banking (1.8%)
	American Express Bank FSB	5.550%	10/17/12	375	404
	American Express Bank FSB	6.000%	9/13/17	225	258
	American Express Centurion Bank	5.550%	10/17/12	250	269
	American Express Centurion Bank	5.950%	6/12/17	75	85
	American Express Centurion Bank	6.000%	9/13/17	1,750	1,993
	American Express Co.	7.250%	5/20/14	425	498
	American Express Co.	5.500%	9/12/16	350	397
	American Express Co.	6.150%	8/28/17	225	258
	American Express Co.	7.000%	3/19/18	1,000	1,201
4	American Express Co.	6.800%	9/1/66	450	450
	American Express Credit Corp.	7.300%	8/20/13	450	516
	American Express Credit Corp.	5.125%	8/25/14	275	304
6	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	125	130
	Banco Santander Chile	2.875%	11/13/12	250	252
	Bank of America Corp.	4.250%	10/1/10	300	300

Bank of America Corp.	5.375%	9/11/12	1,025	1,093
Bank of America Corp.	4.875%	9/15/12	75	79
Bank of America Corp.	4.875%	1/15/13	750	796
Bank of America Corp.	7.375%	5/15/14	1,025	1,178
Bank of America Corp.	5.375%	6/15/14	175	190
Bank of America Corp.	5.125%	11/15/14	950	1,025
Bank of America Corp.	4.500%	4/1/15	1,250	1,312
Bank of America Corp.	5.250%	12/1/15	275	292
Bank of America Corp.	6.500%	8/1/16	750	847
Bank of America Corp.	5.750%	8/15/16	275	297
Bank of America Corp.	5.625%	10/14/16	75	81
Bank of America Corp.	5.420%	3/15/17	775	798
Bank of America Corp.	5.650%	5/1/18	1,550	1,643
Bank of America Corp.	7.625%	6/1/19	400	478
Bank of America NA	5.300%	3/15/17	325	335
Bank of America NA	6.100%	6/15/17	350	376
Bank of America NA	6.000%	10/15/36	600	603
Bank of Montreal	2.125%	6/28/13	275	283
Bank of New York Mellon Corp.	4.950%	1/14/11	500	506
Bank of New York Mellon Corp.	4.950%	11/1/12	425	461
Bank of New York Mellon Corp.	4.300%	5/15/14	250	275
Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,286
Bank of New York Mellon Corp.	5.450%	5/15/19	350	408
Bank of Nova Scotia	2.250%	1/22/13	375	386
Bank of Nova Scotia	2.375%	12/17/13	375	388
Bank of Nova Scotia	2.050%	10/7/15	125	125
Bank One Corp.	5.900%	11/15/11	50	53
Bank One Corp.	5.250%	1/30/13	925	996
Bank One Corp.	4.900%	4/30/15	475	514
Barclays Bank PLC	2.500%	1/23/13	425	434
Barclays Bank PLC	5.000%	9/22/16	200	219
Barclays Bank PLC	6.750%	5/22/19	1,200	1,430
Barclays Bank PLC	5.125%	1/8/20	1,300	1,405
BB&T Corp.	3.850%	7/27/12	225	236
BB&T Corp.	5.700%	4/30/14	275	309
BB&T Corp.	6.850%	4/30/19	275	334
Bear Stearns Cos. LLC	5.350%	2/1/12	400	423
Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,850
Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,101
Bear Stearns Cos. LLC	6.400%	10/2/17	925	1,078
Bear Stearns Cos. LLC	7.250%	2/1/18	375	457
BNP Paribas	3.250%	3/11/15	75	78
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC	2.125%	12/21/12	800	817
Branch Banking & Trust Co.	5.625%	9/15/16	100	114
Canadian Imperial Bank of
Commerce/Canada	1.450%	9/13/13	125	126
Capital One Bank USA NA	8.800%	7/15/19	1,275	1,630
Capital One Capital III	7.686%	8/15/36	525	531
Capital One Capital IV	6.745%	2/17/37	300	293
Capital One Financial Corp.	4.800%	2/21/12	50	52
Capital One Financial Corp.	5.500%	6/1/15	225	251
Capital One Financial Corp.	6.150%	9/1/16	50	55
Capital One Financial Corp.	5.250%	2/21/17	50	54
Capital One Financial Corp.	6.750%	9/15/17	100	120
[4,6] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,996
Citigroup Inc.	5.100%	9/29/11	325	338
Citigroup Inc.	5.300%	10/17/12	1,825	1,943

	Citigroup Inc.	5.500%	4/11/13	75	81
	Citigroup Inc.	6.500%	8/19/13	500	553
	Citigroup Inc.	6.000%	12/13/13	400	440
	Citigroup Inc.	5.125%	5/5/14	100	106
	Citigroup Inc.	6.375%	8/12/14	1,500	1,666
	Citigroup Inc.	5.000%	9/15/14	3,325	3,470
	Citigroup Inc.	5.500%	10/15/14	875	953
	Citigroup Inc.	5.300%	1/7/16	275	294
	Citigroup Inc.	5.500%	2/15/17	100	104
	Citigroup Inc.	6.125%	11/21/17	1,075	1,176
	Citigroup Inc.	6.125%	5/15/18	1,250	1,366
	Citigroup Inc.	6.000%	10/31/33	525	508
	Citigroup Inc.	5.850%	12/11/34	50	50
	Citigroup Inc.	5.875%	5/29/37	225	226
	Citigroup Inc.	6.875%	3/5/38	1,375	1,536
	Citigroup Inc.	8.125%	7/15/39	1,000	1,263
	Comerica Bank	5.200%	8/22/17	300	321
	Comerica Inc.	3.000%	9/16/15	375	380
	Compass Bank	6.400%	10/1/17	150	157
	Compass Bank	5.900%	4/1/26	225	212
6	Corestates Capital I	8.000%	12/15/26	1,200	1,223
	Countrywide Financial Corp.	5.800%	6/7/12	50	53
	Credit Suisse	5.000%	5/15/13	425	463
	Credit Suisse	5.500%	5/1/14	700	784
	Credit Suisse	3.500%	3/23/15	2,000	2,104
	Credit Suisse	6.000%	2/15/18	1,025	1,132
	Credit Suisse	5.300%	8/13/19	475	527
	Credit Suisse	4.375%	8/5/20	300	306
	4 Credit Suisse	5.860%	5/15/49	450	428
	Credit Suisse AG	5.400%	1/14/20	200	213
	Credit Suisse USA Inc.	6.125%	11/15/11	250	264
	Credit Suisse USA Inc.	6.500%	1/15/12	1,000	1,071
	Credit Suisse USA Inc.	5.125%	1/15/14	50	55
	Credit Suisse USA Inc.	4.875%	1/15/15	235	260
	Credit Suisse USA Inc.	5.125%	8/15/15	315	355
	Credit Suisse USA Inc.	5.850%	8/16/16	750	871
	Credit Suisse USA Inc.	7.125%	7/15/32	200	257
	Deutsche Bank AG	5.375%	10/12/12	1,400	1,526
	Deutsche Bank AG	4.875%	5/20/13	875	953
	Deutsche Bank Financial LLC	5.375%	3/2/15	900	992
	Discover Bank	7.000%	4/15/20	250	272
	FIA Card Services NA	6.625%	6/15/12	350	374
	Fifth Third Bancorp	6.250%	5/1/13	675	740
	Fifth Third Bancorp	8.250%	3/1/38	200	239
	Fifth Third Bank/Ohio	4.750%	2/1/15	325	344
	First Niagara Financial Group Inc.	6.750%	3/19/20	75	83
	First Tennessee Bank NA	5.050%	1/15/15	200	201
	FleetBoston Financial Corp.	6.875%	1/15/28	600	650
	Golden West Financial Corp.	4.750%	10/1/12	375	400
	Goldman Sachs Capital I	6.345%	2/15/34	1,125	1,079
4	Goldman Sachs Capital II	5.793%	12/29/49	550	465
	Goldman Sachs Group Inc.	6.600%	1/15/12	1,300	1,387
	Goldman Sachs Group Inc.	5.300%	2/14/12	50	53
	Goldman Sachs Group Inc.	3.625%	8/1/12	300	312
	Goldman Sachs Group Inc.	5.700%	9/1/12	25	27
	Goldman Sachs Group Inc.	5.450%	11/1/12	900	972
	Goldman Sachs Group Inc.	5.250%	4/1/13	875	944
	Goldman Sachs Group Inc.	4.750%	7/15/13	525	563

	Goldman Sachs Group Inc.	5.250%	10/15/13	125	136
	Goldman Sachs Group Inc.	5.150%	1/15/14	700	760
	Goldman Sachs Group Inc.	6.000%	5/1/14	1,000	1,114
	Goldman Sachs Group Inc.	5.000%	10/1/14	2,475	2,679
	Goldman Sachs Group Inc.	5.125%	1/15/15	400	434
	Goldman Sachs Group Inc.	5.350%	1/15/16	875	959
	Goldman Sachs Group Inc.	5.750%	10/1/16	500	557
	Goldman Sachs Group Inc.	5.625%	1/15/17	625	661
	Goldman Sachs Group Inc.	6.250%	9/1/17	400	451
	Goldman Sachs Group Inc.	5.950%	1/18/18	1,175	1,291
	Goldman Sachs Group Inc.	6.150%	4/1/18	100	111
	Goldman Sachs Group Inc.	7.500%	2/15/19	125	149
	Goldman Sachs Group Inc.	5.375%	3/15/20	200	211
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,375	1,382
	Goldman Sachs Group Inc.	6.450%	5/1/36	450	450
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,475	1,543
6	HBOS PLC	6.750%	5/21/18	425	426
	HSBC Bank USA NA	4.625%	4/1/14	250	268
	HSBC Bank USA NA	4.875%	8/24/20	275	285
	HSBC Bank USA NA	5.875%	11/1/34	300	313
	HSBC Bank USA NA	5.625%	8/15/35	625	634
	HSBC Holdings PLC	7.625%	5/17/32	400	463
	HSBC Holdings PLC	7.350%	11/27/32	400	450
	HSBC Holdings PLC	6.500%	5/2/36	100	111
	HSBC Holdings PLC	6.500%	9/15/37	575	644
	HSBC Holdings PLC	6.800%	6/1/38	75	87
6	ICICI Bank Ltd.	6.625%	10/3/12	25	27
	JP Morgan Chase Capital XV	5.875%	3/15/35	1,400	1,371
	JP Morgan Chase Capital XX	6.550%	9/29/36	600	604
	JP Morgan Chase Capital XXII	6.450%	2/2/37	650	647
	JP Morgan Chase Capital XXV	6.800%	10/1/37	725	744
	JPMorgan Chase & Co.	4.500%	1/15/12	450	470
	JPMorgan Chase & Co.	6.625%	3/15/12	425	457
	JPMorgan Chase & Co.	5.375%	10/1/12	650	704
	JPMorgan Chase & Co.	5.750%	1/2/13	350	381
	JPMorgan Chase & Co.	4.750%	5/1/13	225	244
	JPMorgan Chase & Co.	1.650%	9/30/13	125	125
	JPMorgan Chase & Co.	5.125%	9/15/14	1,375	1,509
	JPMorgan Chase & Co.	3.700%	1/20/15	325	343
	JPMorgan Chase & Co.	3.400%	6/24/15	775	807
	JPMorgan Chase & Co.	5.150%	10/1/15	675	738
	JPMorgan Chase & Co.	6.000%	1/15/18	200	228
	JPMorgan Chase & Co.	6.300%	4/23/19	825	958
	JPMorgan Chase & Co.	4.400%	7/22/20	300	308
	JPMorgan Chase & Co.	6.400%	5/15/38	675	811
	JPMorgan Chase Bank NA	5.875%	6/13/16	725	823
	KeyBank NA	5.800%	7/1/14	150	164
	KeyBank NA	4.950%	9/15/15	25	27
	KeyBank NA	5.450%	3/3/16	300	325
	KeyCorp	6.500%	5/14/13	50	55
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	367
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	690
	MBNA Corp.	6.125%	3/1/13	500	543
	MBNA Corp.	5.000%	6/15/15	400	425
	Mellon Funding Corp.	5.000%	12/1/14	250	280
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	175	188
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	475	509
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	1,037

	Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,144
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	125	135
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,325
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	600	640
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	125	129
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,000	1,094
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,403
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	750	761
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	225	220
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,275	1,476
	Morgan Stanley	5.625%	1/9/12	650	684
	Morgan Stanley	5.750%	8/31/12	100	107
	Morgan Stanley	4.750%	4/1/14	1,200	1,245
	Morgan Stanley	6.000%	5/13/14	1,050	1,156
	Morgan Stanley	4.200%	11/20/14	600	623
	Morgan Stanley	4.100%	1/26/15	975	1,008
	Morgan Stanley	6.000%	4/28/15	1,025	1,130
	Morgan Stanley	5.375%	10/15/15	650	700
	Morgan Stanley	5.750%	10/18/16	425	459
	Morgan Stanley	5.450%	1/9/17	975	1,026
	Morgan Stanley	5.550%	4/27/17	250	264
	Morgan Stanley	5.950%	12/28/17	700	747
	Morgan Stanley	6.625%	4/1/18	1,325	1,470
	Morgan Stanley	7.300%	5/13/19	1,125	1,292
	Morgan Stanley	5.625%	9/23/19	1,725	1,794
	Morgan Stanley	5.500%	7/24/20	825	852
	Morgan Stanley	6.250%	8/9/26	300	319
	National City Corp.	4.900%	1/15/15	500	551
4	National City Preferred Capital Trust I	12.000%	12/31/49	500	558
	North American Development Bank	4.375%	2/11/20	125	136
	Northern Trust Co.	6.500%	8/15/18	75	91
	Northern Trust Corp.	5.500%	8/15/13	100	113
	Northern Trust Corp.	4.625%	5/1/14	125	138
	PNC Bank NA	4.875%	9/21/17	525	555
	PNC Bank NA	6.000%	12/7/17	350	394
	PNC Funding Corp.	3.625%	2/8/15	500	527
	PNC Funding Corp.	5.250%	11/15/15	250	277
	PNC Funding Corp.	6.700%	6/10/19	50	59
	PNC Funding Corp.	5.125%	2/8/20	325	352
	Regions Financial Corp.	4.875%	4/26/13	400	404
	Regions Financial Corp.	5.750%	6/15/15	375	382
	Royal Bank of Canada	2.100%	7/29/13	750	773
	Royal Bank of Canada	2.625%	12/15/15	200	208
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	450	488
6	Royal Bank of Scotland PLC	4.875%	8/25/14	700	735
	Royal Bank of Scotland PLC	4.875%	3/16/15	1,075	1,131
	Royal Bank of Scotland PLC	5.625%	8/24/20	350	365
	SouthTrust Corp.	5.800%	6/15/14	300	328
	Sovereign Bank	5.125%	3/15/13	250	262
[4,6] Standard Chartered PLC		6.409%	12/31/49	300	282
	State Street Bank and Trust Co.	5.300%	1/15/16	300	333
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	600	665
	SunTrust Bank/Atlanta GA	7.250%	3/15/18	75	85
	SunTrust Capital VIII	6.100%	12/15/36	115	107
	UBS AG	2.250%	8/12/13	850	857
	UBS AG	7.000%	10/15/15	750	848
	UBS AG	5.875%	12/20/17	1,225	1,388
	UBS AG	5.750%	4/25/18	50	56

	UBS AG	4.875%	8/4/20	475	501
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	568
	Union Bank NA	5.950%	5/11/16	450	494
	UnionBanCal Corp.	5.250%	12/16/13	150	162
	US Bancorp	4.200%	5/15/14	600	656
	US Bancorp	3.150%	3/4/15	100	106
	US Bank NA	6.300%	2/4/14	250	287
	US Bank NA	4.950%	10/30/14	175	195
	USB Capital XIII Trust	6.625%	12/15/39	125	129
	Wachovia Bank NA	4.800%	11/1/14	500	543
	Wachovia Bank NA	4.875%	2/1/15	1,030	1,116
	Wachovia Bank NA	5.850%	2/1/37	425	437
	Wachovia Bank NA	6.600%	1/15/38	350	396
	Wachovia Corp.	5.300%	10/15/11	175	184
	Wachovia Corp.	5.500%	5/1/13	600	660
	Wachovia Corp.	4.875%	2/15/14	345	370
	Wachovia Corp.	5.250%	8/1/14	100	109
	Wachovia Corp.	5.625%	10/15/16	500	555
	Wachovia Corp.	5.750%	6/15/17	300	341
	Wachovia Corp.	5.750%	2/1/18	100	114
	Wachovia Corp.	7.500%	4/15/35	150	177
	Wachovia Corp.	5.500%	8/1/35	200	196
	Wachovia Corp.	6.550%	10/15/35	100	110
	Wells Fargo & Co.	4.875%	1/12/11	625	633
	Wells Fargo & Co.	5.250%	10/23/12	1,100	1,190
	Wells Fargo & Co.	4.375%	1/31/13	275	294
	Wells Fargo & Co.	4.950%	10/16/13	375	409
	Wells Fargo & Co.	3.750%	10/1/14	700	743
	Wells Fargo & Co.	3.625%	4/15/15	400	425
	Wells Fargo & Co.	5.625%	12/11/17	550	623
	Wells Fargo Bank NA	4.750%	2/9/15	2,175	2,337
	Wells Fargo Bank NA	5.750%	5/16/16	250	280
	Wells Fargo Bank NA	5.950%	8/26/36	500	520
	Wells Fargo Capital X	5.950%	12/15/36	425	412
4	Wells Fargo Capital XIII	7.700%	12/29/49	450	465
4	Wells Fargo Capital XV	9.750%	12/29/49	100	110
	Westpac Banking Corp.	2.250%	11/19/12	475	484
	Westpac Banking Corp.	4.200%	2/27/15	925	994
	Westpac Banking Corp.	3.000%	8/4/15	375	383
	Westpac Banking Corp.	4.875%	11/19/19	475	511

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.650%	11/15/15	525	595
	BlackRock Inc.	2.250%	12/10/12	200	206
	BlackRock Inc.	3.500%	12/10/14	175	186
	BlackRock Inc.	6.250%	9/15/17	300	356
	Charles Schwab Corp.	4.950%	6/1/14	625	692
	Franklin Resources Inc.	2.000%	5/20/13	325	332
	Franklin Resources Inc.	3.125%	5/20/15	200	211
	Franklin Resources Inc.	4.625%	5/20/20	100	109
	Jefferies Group Inc.	8.500%	7/15/19	550	630
	Jefferies Group Inc.	6.875%	4/15/21	200	213
	Jefferies Group Inc.	6.450%	6/8/27	475	466
	Lazard Group LLC	6.850%	6/15/17	450	481
	Nomura Holdings Inc.	5.000%	3/4/15	375	405
	Nomura Holdings Inc.	6.700%	3/4/20	100	114
	TD Ameritrade Holding Corp.	2.950%	12/1/12	100	103
	TD Ameritrade Holding Corp.	4.150%	12/1/14	150	159

	TD Ameritrade Holding Corp.	5.600%	12/1/19	100	111

	Finance Companies (0.3%)
	Alterra Finance LLC	6.250%	9/30/20	95	95
	Block Financial LLC	7.875%	1/15/13	125	136
	GATX Corp.	4.750%	10/1/12	150	158
	General Electric Capital Corp.	5.000%	11/15/11	350	367
	General Electric Capital Corp.	4.375%	11/21/11	75	78
	General Electric Capital Corp.	5.875%	2/15/12	150	160
	General Electric Capital Corp.	4.375%	3/3/12	1,275	1,335
	General Electric Capital Corp.	5.000%	4/10/12	250	264
	General Electric Capital Corp.	6.000%	6/15/12	1,000	1,081
	General Electric Capital Corp.	3.500%	8/13/12	400	416
	General Electric Capital Corp.	5.250%	10/19/12	3,525	3,805
	General Electric Capital Corp.	2.800%	1/8/13	525	541
	General Electric Capital Corp.	5.450%	1/15/13	325	354
	General Electric Capital Corp.	4.800%	5/1/13	225	243
	General Electric Capital Corp.	5.900%	5/13/14	425	482
	General Electric Capital Corp.	5.500%	6/4/14	1,450	1,615
	General Electric Capital Corp.	5.650%	6/9/14	150	169
	General Electric Capital Corp.	3.750%	11/14/14	1,725	1,826
	General Electric Capital Corp.	5.625%	5/1/18	1,000	1,109
	General Electric Capital Corp.	6.000%	8/7/19	625	704
	General Electric Capital Corp.	5.500%	1/8/20	125	136
	General Electric Capital Corp.	5.550%	5/4/20	50	55
	General Electric Capital Corp.	4.375%	9/16/20	175	175
	General Electric Capital Corp.	6.750%	3/15/32	3,075	3,410
	General Electric Capital Corp.	6.150%	8/7/37	400	418
	General Electric Capital Corp.	5.875%	1/14/38	975	986
	General Electric Capital Corp.	6.875%	1/10/39	1,275	1,456
4	General Electric Capital Corp.	6.375%	11/15/67	800	796
4	HSBC Finance Capital Trust IX	5.911%	11/30/35	200	186
	HSBC Finance Corp.	6.375%	10/15/11	375	395
	HSBC Finance Corp.	5.900%	6/19/12	275	293
	HSBC Finance Corp.	4.750%	7/15/13	300	319
	HSBC Finance Corp.	5.250%	1/15/14	650	705
	HSBC Finance Corp.	5.000%	6/30/15	1,275	1,394
	SLM Corp.	5.400%	10/25/11	225	229
	SLM Corp.	5.375%	1/15/13	350	352
	SLM Corp.	5.000%	10/1/13	300	294
	SLM Corp.	8.450%	6/15/18	800	809
	SLM Corp.	8.000%	3/25/20	525	520
	SLM Corp.	5.625%	8/1/33	700	538

	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	92
	ACE INA Holdings Inc.	5.600%	5/15/15	125	142
	ACE INA Holdings Inc.	5.900%	6/15/19	550	638
	AEGON Funding Co. LLC	5.750%	12/15/20	50	54
	Aegon NV	4.750%	6/1/13	75	79
	Aetna Inc.	6.500%	9/15/18	175	207
	Aetna Inc.	3.950%	9/1/20	75	75
	Aetna Inc.	6.625%	6/15/36	100	116
	Aetna Inc.	6.750%	12/15/37	250	292
	Aflac Inc.	6.900%	12/17/39	75	83
	Alleghany Corp.	5.625%	9/15/20	100	102
	Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	875	991
	Allstate Corp.	6.125%	2/15/12	100	107

	Allstate Corp.	5.000%	8/15/14	350	390
	Allstate Corp.	6.125%	12/15/32	250	275
	Allstate Corp.	5.550%	5/9/35	100	105
4	Allstate Corp.	6.125%	5/15/37	200	185
4	Allstate Corp.	6.500%	5/15/57	200	186
	American Financial Group Inc.	9.875%	6/15/19	100	123
	American International Group Inc.	5.375%	10/18/11	400	410
	American International Group Inc.	4.950%	3/20/12	700	721
	American International Group Inc.	4.250%	5/15/13	1,775	1,828
	American International Group Inc.	5.600%	10/18/16	125	128
	American International Group Inc.	6.250%	5/1/36	700	686
	AON Corp.	3.500%	9/30/15	150	153
	AON Corp.	5.000%	9/30/20	150	153
	AON Corp.	8.205%	1/1/27	100	108
	AON Corp.	6.250%	9/30/40	150	154
	Arch Capital Group Ltd.	7.350%	5/1/34	375	400
	Assurant Inc.	5.625%	2/15/14	200	214
	Assurant Inc.	6.750%	2/15/34	400	417
	AXA SA	8.600%	12/15/30	425	488
	Axis Capital Holdings Ltd.	5.750%	12/1/14	275	294
	Axis Specialty Finance LLC	5.875%	6/1/20	575	586
	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	350	367
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	275	300
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	138
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	500	571
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	475	524
	Berkshire Hathaway Inc.	1.400%	2/10/12	500	505
	Berkshire Hathaway Inc.	2.125%	2/11/13	225	231
	Berkshire Hathaway Inc.	3.200%	2/11/15	475	504
	Chubb Corp.	5.750%	5/15/18	175	203
	Chubb Corp.	6.000%	5/11/37	375	428
	Chubb Corp.	6.500%	5/15/38	125	152
4	Chubb Corp.	6.375%	3/29/67	250	246
	CIGNA Corp.	6.150%	11/15/36	500	545
	Cincinnati Financial Corp.	6.125%	11/1/34	325	318
	CNA Financial Corp.	6.500%	8/15/16	475	513
	CNA Financial Corp.	7.350%	11/15/19	325	367
	Coventry Health Care Inc.	6.300%	8/15/14	575	615
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	147
	Genworth Financial Inc.	4.950%	10/1/15	125	125
	Genworth Financial Inc.	8.625%	12/15/16	400	446
	Genworth Financial Inc.	6.500%	6/15/34	425	392
	Hartford Financial Services Group Inc.	5.500%	10/15/16	475	498
	Hartford Financial Services Group Inc.	5.375%	3/15/17	150	155
	Hartford Financial Services Group Inc.	6.000%	1/15/19	100	105
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	23
	HCC Insurance Holdings Inc.	6.300%	11/15/19	225	246
	Humana Inc.	8.150%	6/15/38	325	356
	Lincoln National Corp.	8.750%	7/1/19	175	225
	Lincoln National Corp.	6.150%	4/7/36	350	362
	Lincoln National Corp.	7.000%	6/15/40	150	171
	Loews Corp.	6.000%	2/1/35	200	205
	Manulife Financial Corp.	3.400%	9/17/15	400	405
	Manulife Financial Corp.	4.900%	9/17/20	475	474
	Markel Corp.	7.125%	9/30/19	125	143
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	97
	MetLife Inc.	2.375%	2/6/14	225	227
	MetLife Inc.	5.000%	6/15/15	1,000	1,106

	MetLife Inc.	4.750%	2/8/21	275	292
	MetLife Inc.	6.500%	12/15/32	75	86
	MetLife Inc.	6.375%	6/15/34	375	424
	MetLife Inc.	5.700%	6/15/35	125	134
	MetLife Inc.	6.400%	12/15/36	400	375
	MetLife Inc.	5.875%	2/6/41	50	55
6	Metropolitan Life Global Funding I	2.875%	9/17/12	75	77
6	Metropolitan Life Global Funding I	5.125%	6/10/14	450	499
	OneBeacon US Holdings Inc.	5.875%	5/15/13	125	131
	PartnerRe Finance B LLC	5.500%	6/1/20	200	207
	Principal Financial Group Inc.	7.875%	5/15/14	225	265
	Principal Financial Group Inc.	6.050%	10/15/36	250	257
	Principal Life Income Funding Trusts	5.300%	12/14/12	100	109
	Principal Life Income Funding Trusts	5.100%	4/15/14	475	512
	Progressive Corp.	6.625%	3/1/29	150	170
4	Progressive Corp.	6.700%	6/15/37	425	420
	Protective Life Corp.	7.375%	10/15/19	100	112
	Protective Life Corp.	8.450%	10/15/39	175	190
	Prudential Financial Inc.	3.625%	9/17/12	500	520
	Prudential Financial Inc.	5.150%	1/15/13	75	80
	Prudential Financial Inc.	4.750%	4/1/14	425	455
	Prudential Financial Inc.	5.100%	9/20/14	550	600
	Prudential Financial Inc.	6.200%	1/15/15	100	112
	Prudential Financial Inc.	5.500%	3/15/16	50	55
	Prudential Financial Inc.	6.100%	6/15/17	100	112
	Prudential Financial Inc.	7.375%	6/15/19	250	304
	Prudential Financial Inc.	5.375%	6/21/20	225	243
	Prudential Financial Inc.	5.750%	7/15/33	200	201
	Prudential Financial Inc.	5.400%	6/13/35	150	146
	Prudential Financial Inc.	5.900%	3/17/36	325	341
	Prudential Financial Inc.	5.700%	12/14/36	550	566
	Prudential Financial Inc.	6.625%	6/21/40	125	143
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	547
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	192
	Swiss Re Solutions Holding Corp.	7.750%	6/15/30	300	355
	Torchmark Corp.	6.375%	6/15/16	425	477
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	647
	Travelers Cos. Inc.	5.500%	12/1/15	600	690
	Travelers Cos. Inc.	6.250%	6/20/16	100	119
	Travelers Cos. Inc.	5.800%	5/15/18	775	887
4	Travelers Cos. Inc.	6.250%	3/15/37	250	240
	UnitedHealth Group Inc.	5.000%	8/15/14	650	715
	UnitedHealth Group Inc.	4.875%	3/15/15	250	275
	UnitedHealth Group Inc.	6.000%	6/15/17	875	1,015
	UnitedHealth Group Inc.	6.000%	2/15/18	425	494
	UnitedHealth Group Inc.	6.500%	6/15/37	200	230
	UnitedHealth Group Inc.	6.625%	11/15/37	325	377
	UnitedHealth Group Inc.	6.875%	2/15/38	250	299
	Unum Group	7.125%	9/30/16	175	201
	Unum Group	5.625%	9/15/20	50	51
	Validus Holdings Ltd.	8.875%	1/26/40	150	164
	WellPoint Health Networks Inc.	6.375%	1/15/12	200	213
	WellPoint Inc.	6.800%	8/1/12	550	604
	WellPoint Inc.	6.000%	2/15/14	525	595
	WellPoint Inc.	5.250%	1/15/16	125	141
	WellPoint Inc.	5.850%	1/15/36	150	156
	WellPoint Inc.	5.800%	8/15/40	100	105
	Willis North America Inc.	6.200%	3/28/17	300	320

	Willis North America Inc.	7.000%	9/29/19	700	769
	WR Berkley Corp.	5.375%	9/15/20	50	51
	XL Group PLC	6.375%	11/15/24	100	103

	Other Finance (0.0%)
	CME Group Inc.	5.400%	8/1/13	550	616
	CME Group Inc.	5.750%	2/15/14	200	227
	NASDAQ OMX Group Inc.	4.000%	1/15/15	150	155
	NASDAQ OMX Group Inc.	5.550%	1/15/20	175	185
	XTRA Finance Corp.	5.150%	4/1/17	575	639

	Real Estate Investment Trusts (0.1%)
	AMB Property LP	4.500%	8/15/17	75	76
	AMB Property LP	6.625%	12/1/19	100	113
	AvalonBay Communities Inc.	5.500%	1/15/12	119	125
	AvalonBay Communities Inc.	5.750%	9/15/16	100	112
	Boston Properties LP	6.250%	1/15/13	500	550
	Boston Properties LP	5.625%	11/15/20	325	357
	Brandywine Operating Partnership LP	5.400%	11/1/14	225	234
	Brandywine Operating Partnership LP	7.500%	5/15/15	125	139
	Camden Property Trust	5.700%	5/15/17	25	27
	CommonWealth REIT	6.250%	8/15/16	700	742
6	Digital Realty Trust LP	4.500%	7/15/15	75	78
	Duke Realty LP	6.250%	5/15/13	350	379
	Duke Realty LP	5.950%	2/15/17	200	214
	Duke Realty LP	8.250%	8/15/19	125	149
	Duke Realty LP	6.750%	3/15/20	250	279
	ERP Operating LP	6.625%	3/15/12	400	427
	ERP Operating LP	5.250%	9/15/14	350	389
	ERP Operating LP	5.375%	8/1/16	275	304
	HCP Inc.	6.450%	6/25/12	25	27
	HCP Inc.	6.300%	9/15/16	300	327
	HCP Inc.	5.625%	5/1/17	25	26
	HCP Inc.	6.700%	1/30/18	200	219
	Health Care REIT Inc.	6.200%	6/1/16	325	364
	Health Care REIT Inc.	6.125%	4/15/20	100	107
	Healthcare Realty Trust Inc.	6.500%	1/17/17	225	242
	Hospitality Properties Trust	5.125%	2/15/15	500	511
	Kimco Realty Corp.	5.783%	3/15/16	125	138
	Kimco Realty Corp.	6.875%	10/1/19	50	58
	Liberty Property LP	5.125%	3/2/15	375	408
	Liberty Property LP	5.500%	12/15/16	100	109
	Mack-Cali Realty LP	7.750%	8/15/19	100	119
	National Retail Properties Inc.	6.875%	10/15/17	25	28
	Nationwide Health Properties Inc.	6.250%	2/1/13	375	405
	ProLogis	5.625%	11/15/15	350	344
	ProLogis	5.750%	4/1/16	400	394
	ProLogis	7.375%	10/30/19	50	50
	ProLogis	6.875%	3/15/20	300	295
	Realty Income Corp.	6.750%	8/15/19	525	600
	Regency Centers LP	6.750%	1/15/12	150	160
	Regency Centers LP	5.250%	8/1/15	75	80
	Simon Property Group LP	6.750%	5/15/14	425	488
	Simon Property Group LP	5.750%	12/1/15	325	371
	Simon Property Group LP	5.250%	12/1/16	200	224
	Simon Property Group LP	5.875%	3/1/17	650	741
	Simon Property Group LP	6.125%	5/30/18	325	375
	Simon Property Group LP	5.650%	2/1/20	125	140

Simon Property Group LP	6.750%	2/1/40	50	59
Tanger Properties LP	6.150%	11/15/15	400	448
				261,033
Industrial (4.2%)
Basic Industry (0.4%)
Airgas Inc.	4.500%	9/15/14	100	107
Airgas Inc.	3.250%	10/1/15	225	226
Alcoa Inc.	5.900%	2/1/27	275	270
Alcoa Inc.	6.750%	1/15/28	500	503
Allegheny Technologies Inc.	9.375%	6/1/19	450	545
AngloGold Ashanti Holdings PLC	5.375%	4/15/20	75	79
AngloGold Ashanti Holdings PLC	6.500%	4/15/40	100	104
ArcelorMittal	5.375%	6/1/13	925	995
ArcelorMittal	9.000%	2/15/15	50	60
ArcelorMittal	3.750%	8/5/15	125	126
ArcelorMittal	6.125%	6/1/18	425	457
ArcelorMittal	9.850%	6/1/19	25	32
ArcelorMittal	5.250%	8/5/20	150	151
ArcelorMittal	7.000%	10/15/39	1,400	1,421
Barrick Gold Corp.	6.950%	4/1/19	350	443
Barrick Gold Finance Co.	4.875%	11/15/14	825	913
Barrick North America Finance LLC	6.800%	9/15/18	25	31
Barrick North America Finance LLC	7.500%	9/15/38	25	33
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	500	578
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	310
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	399
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	550	679
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	849
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	54
Commercial Metals Co.	6.500%	7/15/17	175	180
Cytec Industries Inc.	8.950%	7/1/17	75	94
Dow Chemical Co.	4.850%	8/15/12	425	450
Dow Chemical Co.	6.000%	10/1/12	50	54
Dow Chemical Co.	7.600%	5/15/14	650	760
Dow Chemical Co.	5.900%	2/15/15	750	838
Dow Chemical Co.	5.700%	5/15/18	100	108
Dow Chemical Co.	8.550%	5/15/19	950	1,199
Dow Chemical Co.	7.375%	11/1/29	100	115
Dow Chemical Co.	9.400%	5/15/39	50	71
Eastman Chemical Co.	7.250%	1/15/24	550	677
EI du Pont de Nemours & Co.	4.750%	11/15/12	125	135
EI du Pont de Nemours & Co.	5.875%	1/15/14	1,025	1,171
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	330
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	334
EI du Pont de Nemours & Co.	3.625%	1/15/21	50	51
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	604
EI du Pont de Nemours & Co.	4.900%	1/15/41	300	299
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	749
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	175	195
International Paper Co.	5.300%	4/1/15	525	573
International Paper Co.	9.375%	5/15/19	1,100	1,422
International Paper Co.	7.300%	11/15/39	600	669
Lubrizol Corp.	5.500%	10/1/14	525	578
Lubrizol Corp.	6.500%	10/1/34	800	879
Monsanto Co.	7.375%	8/15/12	350	389
Newmont Mining Corp.	5.875%	4/1/35	325	353
Newmont Mining Corp.	6.250%	10/1/39	100	115

Nucor Corp.	5.750%	12/1/17	100	117
Nucor Corp.	6.400%	12/1/37	250	300
Placer Dome Inc.	6.450%	10/15/35	375	436
Plum Creek Timberlands LP	5.875%	11/15/15	400	444
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	312
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	625	662
PPG Industries Inc.	6.650%	3/15/18	600	726
Praxair Inc.	1.750%	11/15/12	100	102
Praxair Inc.	4.375%	3/31/14	450	494
Praxair Inc.	5.250%	11/15/14	150	172
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	175	193
Rio Tinto Alcan Inc.	4.875%	9/15/12	325	346
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	134
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	278
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	368
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	273
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	400	446
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	750	926
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	482
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,493
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	282
Sherwin-Williams Co.	3.125%	12/15/14	175	186
Southern Copper Corp.	5.375%	4/16/20	200	212
Southern Copper Corp.	7.500%	7/27/35	250	289
Southern Copper Corp.	6.750%	4/16/40	250	273
Teck Resources Ltd.	9.750%	5/15/14	343	422
Teck Resources Ltd.	10.250%	5/15/16	500	605
Teck Resources Ltd.	10.750%	5/15/19	500	627
Vale Inco Ltd.	5.700%	10/15/15	450	486
Vale Inco Ltd.	7.200%	9/15/32	100	112
Vale Overseas Ltd.	6.250%	1/11/16	100	112
Vale Overseas Ltd.	6.250%	1/23/17	350	400
Vale Overseas Ltd.	4.625%	9/15/20	75	77
Vale Overseas Ltd.	8.250%	1/17/34	375	480
Vale Overseas Ltd.	6.875%	11/21/36	375	428
Vale Overseas Ltd.	6.875%	11/10/39	575	661
Valspar Corp.	7.250%	6/15/19	50	61
WMC Finance USA Ltd.	5.125%	5/15/13	400	438
Xstrata Canada Corp.	7.350%	6/5/12	375	405
Xstrata Canada Corp.	7.250%	7/15/12	250	272
Xstrata Canada Corp.	5.500%	6/15/17	250	272

Capital Goods (0.4%)
3M Co.	6.375%	2/15/28	350	429
Acuity Brands Lighting Inc.	6.000%	12/15/19	100	110
Allied Waste North America Inc.	7.125%	5/15/16	1,050	1,118
Bemis Co. Inc.	4.875%	4/1/12	700	729
Black & Decker Corp.	5.750%	11/15/16	75	86
Boeing Capital Corp.	6.500%	2/15/12	200	216
Boeing Capital Corp.	5.800%	1/15/13	925	1,023
Boeing Co.	1.875%	11/20/12	50	51
Boeing Co.	3.500%	2/15/15	450	487
Boeing Co.	6.000%	3/15/19	150	182
Boeing Co.	4.875%	2/15/20	150	171
Boeing Co.	5.875%	2/15/40	150	176
Caterpillar Financial Services Corp.	2.000%	4/5/13	175	179
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	374

	Caterpillar Financial Services Corp.	4.750%	2/17/15	175	196
	Caterpillar Financial Services Corp.	4.625%	6/1/15	1,600	1,787
	Caterpillar Financial Services Corp.	7.150%	2/15/19	925	1,190
	Caterpillar Inc.	7.375%	3/1/97	400	524
	Cooper US Inc.	5.250%	11/15/12	425	461
	CRH America Inc.	6.950%	3/15/12	150	160
	CRH America Inc.	5.300%	10/15/13	100	107
	CRH America Inc.	6.000%	9/30/16	750	835
	Deere & Co.	6.950%	4/25/14	825	980
	Deere & Co.	5.375%	10/16/29	350	389
	Deere & Co.	7.125%	3/3/31	300	386
	Eaton Corp.	5.600%	5/15/18	125	145
	Embraer Overseas Ltd.	6.375%	1/24/17	100	110
	Embraer Overseas Ltd.	6.375%	1/15/20	175	192
	Emerson Electric Co.	4.625%	10/15/12	1,075	1,155
	Emerson Electric Co.	4.875%	10/15/19	125	143
	Emerson Electric Co.	4.250%	11/15/20	25	27
	Emerson Electric Co.	5.250%	11/15/39	25	27
	General Dynamics Corp.	4.250%	5/15/13	650	705
	General Electric Co.	5.000%	2/1/13	1,400	1,518
	General Electric Co.	5.250%	12/6/17	1,850	2,080
	Goodrich Corp.	6.125%	3/1/19	525	627
	Goodrich Corp.	4.875%	3/1/20	625	698
	Harsco Corp.	2.700%	10/15/15	300	301
	Harsco Corp.	5.750%	5/15/18	350	404
	Honeywell International Inc.	6.125%	11/1/11	200	212
	Honeywell International Inc.	4.250%	3/1/13	175	189
	Honeywell International Inc.	5.300%	3/15/17	275	319
	Honeywell International Inc.	5.300%	3/1/18	150	175
	Illinois Tool Works Inc.	5.150%	4/1/14	325	369
	Illinois Tool Works Inc.	6.250%	4/1/19	450	549
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	253
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	797
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	272
	John Deere Capital Corp.	5.250%	10/1/12	375	408
	John Deere Capital Corp.	4.950%	12/17/12	50	54
	John Deere Capital Corp.	4.900%	9/9/13	525	581
	John Deere Capital Corp.	2.950%	3/9/15	125	132
	John Deere Capital Corp.	2.800%	9/18/17	550	554
	Joy Global Inc.	6.000%	11/15/16	250	277
	L-3 Communications Corp.	5.200%	10/15/19	200	216
	L-3 Communications Corp.	4.750%	7/15/20	150	157
	Lafarge SA	7.125%	7/15/36	525	503
	Litton Industries Inc.	7.750%	3/15/26	600	804
	Lockheed Martin Corp.	7.650%	5/1/16	250	318
	Lockheed Martin Corp.	6.150%	9/1/36	450	533
	Lockheed Martin Corp.	5.500%	11/15/39	25	27
6	Lockheed Martin Corp.	5.720%	6/1/40	316	358
	Martin Marietta Materials Inc.	6.600%	4/15/18	400	453
	Owens Corning	6.500%	12/1/16	600	649
	Parker Hannifin Corp.	5.500%	5/15/18	125	146
	Parker Hannifin Corp.	3.500%	9/15/22	75	75
	Parker Hannifin Corp.	6.250%	5/15/38	75	91
	Raytheon Co.	5.500%	11/15/12	75	82
	Raytheon Co.	7.200%	8/15/27	75	99
	Republic Services Inc.	5.250%	11/15/21	425	470
	Republic Services Inc.	6.200%	3/1/40	75	84
	Rockwell Automation Inc.	5.650%	12/1/17	25	29

	Rockwell Automation Inc.	6.700%	1/15/28	200	244
	Rockwell Automation Inc.	6.250%	12/1/37	325	394
	Rockwell Collins Inc.	5.250%	7/15/19	50	57
	Roper Industries Inc.	6.250%	9/1/19	650	751
	Stanley Black & Decker Inc.	5.200%	9/1/40	150	150
[4,6] Systems 2001 AT LLC		7.156%	12/15/11	103	107
	Tyco International Finance SA	8.500%	1/15/19	175	233
	Tyco International Ltd. / Tyco International
	Finance SA	7.000%	12/15/19	400	501
	United Technologies Corp.	6.125%	2/1/19	925	1,139
	United Technologies Corp.	4.500%	4/15/20	325	364
	United Technologies Corp.	7.500%	9/15/29	100	135
	United Technologies Corp.	5.400%	5/1/35	400	432
	United Technologies Corp.	6.125%	7/15/38	500	602
	United Technologies Corp.	5.700%	4/15/40	350	403
	Vulcan Materials Co.	6.300%	6/15/13	175	190
	Vulcan Materials Co.	7.000%	6/15/18	325	360
	Waste Management Inc.	5.000%	3/15/14	675	742
	Waste Management Inc.	7.100%	8/1/26	325	393
	Waste Management Inc.	6.125%	11/30/39	400	446

Communication (0.9%)
	America Movil SAB de CV	5.000%	10/16/19	400	432
	America Movil SAB de CV	5.000%	3/30/20	400	432
	America Movil SAB de CV	6.375%	3/1/35	200	228
	America Movil SAB de CV	6.125%	11/15/37	300	331
	America Movil SAB de CV	6.125%	3/30/40	475	528
	American Tower Corp.	4.625%	4/1/15	75	80
	AT&T Corp.	7.300%	11/15/11	925	991
	AT&T Corp.	8.000%	11/15/31	551	733
	AT&T Inc.	5.875%	2/1/12	345	368
	AT&T Inc.	5.875%	8/15/12	155	169
	AT&T Inc.	6.700%	11/15/13	300	347
	AT&T Inc.	4.850%	2/15/14	450	499
	AT&T Inc.	5.100%	9/15/14	1,575	1,769
	AT&T Inc.	2.500%	8/15/15	1,125	1,148
	AT&T Inc.	5.625%	6/15/16	600	700
	AT&T Inc.	5.500%	2/1/18	300	349
	AT&T Inc.	5.800%	2/15/19	75	89
	AT&T Inc.	6.450%	6/15/34	1,000	1,138
	AT&T Inc.	6.500%	9/1/37	425	492
	AT&T Inc.	6.300%	1/15/38	175	197
	AT&T Inc.	6.400%	5/15/38	675	770
6	AT&T Inc.	5.350%	9/1/40	170	173
	AT&T Mobility LLC	6.500%	12/15/11	350	373
	AT&T Mobility LLC	7.125%	12/15/31	1,000	1,233
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	189
	BellSouth Corp.	5.200%	12/15/16	250	285
	BellSouth Corp.	6.875%	10/15/31	325	376
	BellSouth Corp.	6.550%	6/15/34	700	783
	BellSouth Corp.	6.000%	11/15/34	290	307
	BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,720
	British Telecommunications PLC	9.875%	12/15/30	1,125	1,562
	CBS Corp.	5.625%	8/15/12	615	653
	CBS Corp.	5.750%	4/15/20	75	83
	CBS Corp.	7.875%	7/30/30	400	479
	CBS Corp.	5.500%	5/15/33	200	194

	Cellco Partnership / Verizon Wireless Capital
	LLC	5.250%	2/1/12	450	477
	Cellco Partnership / Verizon Wireless Capital
	LLC	7.375%	11/15/13	1,375	1,627
	Cellco Partnership / Verizon Wireless Capital
	LLC	5.550%	2/1/14	525	593
	Cellco Partnership / Verizon Wireless Capital
	LLC	8.500%	11/15/18	525	715
	CenturyLink Inc.	5.000%	2/15/15	150	157
	CenturyLink Inc.	6.875%	1/15/28	150	146
	CenturyLink Inc.	7.600%	9/15/39	250	246
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	1,108	1,563
	Comcast Cable Communications LLC	8.875%	5/1/17	850	1,100
	Comcast Corp.	6.500%	1/15/15	700	822
	Comcast Corp.	5.900%	3/15/16	650	749
	Comcast Corp.	5.700%	7/1/19	750	859
	Comcast Corp.	6.500%	11/15/35	1,075	1,190
	Comcast Corp.	6.450%	3/15/37	50	55
	Comcast Corp.	6.950%	8/15/37	250	292
	Comcast Corp.	6.400%	5/15/38	600	659
	COX Communications Inc.	4.625%	6/1/13	200	215
	COX Communications Inc.	5.450%	12/15/14	150	170
	COX Communications Inc.	5.500%	10/1/15	600	676
	Deutsche Telekom International Finance BV	5.875%	8/20/13	325	364
	Deutsche Telekom International Finance BV	4.875%	7/8/14	25	28
	Deutsche Telekom International Finance BV	5.750%	3/23/16	425	491
	Deutsche Telekom International Finance BV	6.000%	7/8/19	25	30
	Deutsche Telekom International Finance BV	8.750%	6/15/30	650	908
	DIRECTV Holdings LLC	3.550%	3/15/15	375	390
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	4.750%	10/1/14	325	355
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	7.625%	5/15/16	100	111
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.875%	10/1/19	1,450	1,640
	Embarq Corp.	7.082%	6/1/16	875	964
	Embarq Corp.	7.995%	6/1/36	200	213
	France Telecom SA	4.375%	7/8/14	525	580
	France Telecom SA	5.375%	7/8/19	525	617
	France Telecom SA	8.500%	3/1/31	475	688
	Grupo Televisa SA	6.625%	3/18/25	450	510
	GTE Corp.	6.940%	4/15/28	325	378
	McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	401
6	NBC Universal Inc.	2.100%	4/1/14	250	250
6	NBC Universal Inc.	3.650%	4/30/15	425	447
6	NBC Universal Inc.	2.875%	4/1/16	300	301
6	NBC Universal Inc.	5.150%	4/30/20	175	188
6	NBC Universal Inc.	4.375%	4/1/21	300	303
6	NBC Universal Inc.	6.400%	4/30/40	350	378
6	NBC Universal Inc.	5.950%	4/1/41	225	227
	New Cingular Wireless Services Inc.	8.125%	5/1/12	600	667
	News America Holdings Inc.	8.150%	10/17/36	385	488
	News America Inc.	6.550%	3/15/33	600	671
	News America Inc.	6.200%	12/15/34	725	783
	News America Inc.	6.400%	12/15/35	450	497
	News America Inc.	6.900%	8/15/39	50	59
	Omnicom Group Inc.	5.900%	4/15/16	50	58

Omnicom Group Inc.	4.450%	8/15/20	500	515
Pacific Bell Telephone Co.	7.125%	3/15/26	200	236
Qwest Corp.	8.875%	3/15/12	425	467
Qwest Corp.	8.375%	5/1/16	325	382
Qwest Corp.	6.500%	6/1/17	275	299
Qwest Corp.	7.500%	6/15/23	350	350
Qwest Corp.	7.250%	9/15/25	175	183
Qwest Corp.	6.875%	9/15/33	375	370
Qwest Corp.	7.125%	11/15/43	550	528
Reed Elsevier Capital Inc.	4.625%	6/15/12	100	106
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	204
Reed Elsevier Capital Inc.	8.625%	1/15/19	200	263
Rogers Communications Inc.	6.375%	3/1/14	50	58
Rogers Communications Inc.	5.500%	3/15/14	250	279
Rogers Communications Inc.	6.800%	8/15/18	950	1,170
RR Donnelley & Sons Co.	8.600%	8/15/16	400	467
RR Donnelley & Sons Co.	7.625%	6/15/20	250	261
Telecom Italia Capital SA	4.875%	10/1/10	400	400
Telecom Italia Capital SA	5.250%	11/15/13	325	349
Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,067
Telecom Italia Capital SA	5.250%	10/1/15	1,300	1,406
Telecom Italia Capital SA	7.175%	6/18/19	50	59
Telecom Italia Capital SA	6.375%	11/15/33	205	202
Telecom Italia Capital SA	7.200%	7/18/36	475	509
Telecom Italia Capital SA	7.721%	6/4/38	500	564
Telefonica Emisiones SAU	2.582%	4/26/13	275	281
Telefonica Emisiones SAU	4.949%	1/15/15	625	687
Telefonica Emisiones SAU	3.729%	4/27/15	300	314
Telefonica Emisiones SAU	6.421%	6/20/16	475	558
Telefonica Emisiones SAU	5.877%	7/15/19	300	345
Telefonica Emisiones SAU	5.134%	4/27/20	500	544
Telefonica Europe BV	8.250%	9/15/30	750	992
Telefonos de Mexico SAB de CV	5.500%	1/27/15	850	937
Thomson Reuters Corp.	5.950%	7/15/13	75	84
Thomson Reuters Corp.	5.700%	10/1/14	850	974
Thomson Reuters Corp.	6.500%	7/15/18	50	61
Thomson Reuters Corp.	4.700%	10/15/19	125	137
Thomson Reuters Corp.	5.500%	8/15/35	50	53
Thomson Reuters Corp.	5.850%	4/15/40	275	302
Time Warner Cable Inc.	5.400%	7/2/12	400	429
Time Warner Cable Inc.	6.200%	7/1/13	300	338
Time Warner Cable Inc.	7.500%	4/1/14	650	763
Time Warner Cable Inc.	3.500%	2/1/15	300	315
Time Warner Cable Inc.	5.850%	5/1/17	825	941
Time Warner Cable Inc.	8.250%	4/1/19	200	258
Time Warner Cable Inc.	5.000%	2/1/20	825	883
Time Warner Cable Inc.	6.550%	5/1/37	550	618
Time Warner Cable Inc.	6.750%	6/15/39	675	775
Time Warner Entertainment Co. LP	10.150%	5/1/12	200	226
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,046
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	129
United States Cellular Corp.	6.700%	12/15/33	350	366
Verizon Communications Inc.	5.250%	4/15/13	650	719
Verizon Communications Inc.	5.550%	2/15/16	500	580
Verizon Communications Inc.	5.500%	2/15/18	500	576
Verizon Communications Inc.	6.100%	4/15/18	100	119
Verizon Communications Inc.	8.750%	11/1/18	275	374
Verizon Communications Inc.	6.350%	4/1/19	525	640

	Verizon Communications Inc.	5.850%	9/15/35	500	536
	Verizon Communications Inc.	6.250%	4/1/37	150	170
	Verizon Communications Inc.	6.900%	4/15/38	350	428
	Verizon Communications Inc.	8.950%	3/1/39	1,250	1,828
	Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,200
	Verizon Global Funding Corp.	7.750%	12/1/30	725	934
	Verizon Maryland Inc.	6.125%	3/1/12	500	535
	Verizon New England Inc.	7.875%	11/15/29	250	289
	Verizon New York Inc.	6.875%	4/1/12	300	325
	Verizon Virginia Inc.	4.625%	3/15/13	450	483
	Vodafone Group PLC	5.350%	2/27/12	200	212
	Vodafone Group PLC	5.000%	12/16/13	600	660
	Vodafone Group PLC	5.750%	3/15/16	300	344
	Vodafone Group PLC	5.625%	2/27/17	550	628
	Vodafone Group PLC	4.625%	7/15/18	125	135
	Vodafone Group PLC	5.450%	6/10/19	275	319
	Vodafone Group PLC	7.875%	2/15/30	425	563
	Vodafone Group PLC	6.250%	11/30/32	350	406
	Vodafone Group PLC	6.150%	2/27/37	75	88
	Washington Post Co.	7.250%	2/1/19	150	181
	WPP Finance UK	5.875%	6/15/14	425	471

Consumer Cyclical (0.4%)
	AutoZone Inc.	6.500%	1/15/14	300	339
	AutoZone Inc.	5.750%	1/15/15	325	368
	Best Buy Co. Inc.	6.750%	7/15/13	125	140
	BorgWarner Inc.	4.625%	9/15/20	50	51
	Costco Wholesale Corp.	5.500%	3/15/17	475	564
	CVS Caremark Corp.	4.875%	9/15/14	175	194
	CVS Caremark Corp.	3.250%	5/18/15	100	105
	CVS Caremark Corp.	5.750%	6/1/17	175	201
	CVS Caremark Corp.	6.600%	3/15/19	1,575	1,908
	CVS Caremark Corp.	6.250%	6/1/27	125	142
4	CVS Caremark Corp.	6.302%	6/1/37	425	396
	Daimler Finance North America LLC	7.300%	1/15/12	1,175	1,262
	Daimler Finance North America LLC	6.500%	11/15/13	875	1,001
	Daimler Finance North America LLC	8.500%	1/18/31	450	615
	Darden Restaurants Inc.	5.625%	10/15/12	225	243
	Darden Restaurants Inc.	6.200%	10/15/17	150	175
	Darden Restaurants Inc.	6.800%	10/15/37	275	317
6	Expedia Inc.	5.950%	8/15/20	150	153
	Historic TW Inc.	9.150%	2/1/23	975	1,326
	Historic TW Inc.	6.625%	5/15/29	200	227
	Home Depot Inc.	5.250%	12/16/13	775	861
	Home Depot Inc.	5.400%	3/1/16	1,100	1,251
	International Game Technology	7.500%	6/15/19	125	148
	International Game Technology	5.500%	6/15/20	125	134
	Johnson Controls Inc.	5.000%	3/30/20	200	220
	Johnson Controls Inc.	6.000%	1/15/36	125	137
	Kohl's Corp.	6.250%	12/15/17	200	239
	Kohl's Corp.	6.000%	1/15/33	225	246
	Kohl's Corp.	6.875%	12/15/37	100	124
	Lowe's Cos. Inc.	5.000%	10/15/15	75	86
	Lowe's Cos. Inc.	6.100%	9/15/17	200	243
	Lowe's Cos. Inc.	4.625%	4/15/20	200	223
	Lowe's Cos. Inc.	6.875%	2/15/28	367	452
	Lowe's Cos. Inc.	5.800%	4/15/40	100	112
	Marriott International Inc.	4.625%	6/15/12	400	419

Marriott International Inc.	5.625%	2/15/13	200	213
Marriott International Inc.	6.200%	6/15/16	150	168
Marriott International Inc.	6.375%	6/15/17	50	56
McDonald's Corp.	5.300%	3/15/17	400	462
McDonald's Corp.	5.800%	10/15/17	300	362
McDonald's Corp.	5.350%	3/1/18	350	410
McDonald's Corp.	6.300%	3/1/38	300	371
McDonald's Corp.	5.700%	2/1/39	25	29
Nordstrom Inc.	4.750%	5/1/20	600	642
Nordstrom Inc.	6.950%	3/15/28	200	234
Nordstrom Inc.	7.000%	1/15/38	150	179
PACCAR Financial Corp.	1.950%	12/17/12	225	229
PACCAR Inc.	6.875%	2/15/14	200	234
Staples Inc.	9.750%	1/15/14	1,025	1,263
Target Corp.	5.125%	1/15/13	675	739
Target Corp.	4.000%	6/15/13	525	567
Target Corp.	5.375%	5/1/17	200	233
Target Corp.	3.875%	7/15/20	350	368
Target Corp.	7.000%	7/15/31	175	220
Target Corp.	6.350%	11/1/32	450	528
Target Corp.	7.000%	1/15/38	700	903
Time Warner Inc.	3.150%	7/15/15	450	466
Time Warner Inc.	4.875%	3/15/20	625	677
Time Warner Inc.	4.700%	1/15/21	200	212
Time Warner Inc.	7.625%	4/15/31	460	567
Time Warner Inc.	7.700%	5/1/32	590	735
Time Warner Inc.	6.200%	3/15/40	150	163
Time Warner Inc.	6.100%	7/15/40	250	268
TJX Cos. Inc.	6.950%	4/15/19	175	223
Toll Brothers Finance Corp.	5.150%	5/15/15	400	402
Toyota Motor Credit Corp.	3.200%	6/17/15	700	741
VF Corp.	5.950%	11/1/17	250	293
VF Corp.	6.450%	11/1/37	150	180
Viacom Inc.	4.375%	9/15/14	350	381
Viacom Inc.	6.250%	4/30/16	275	322
Viacom Inc.	5.625%	9/15/19	650	741
Wal-Mart Stores Inc.	4.550%	5/1/13	2,275	2,489
Wal-Mart Stores Inc.	7.250%	6/1/13	150	175
Wal-Mart Stores Inc.	3.200%	5/15/14	550	590
Wal-Mart Stores Inc.	4.500%	7/1/15	450	510
Wal-Mart Stores Inc.	5.375%	4/5/17	200	237
Wal-Mart Stores Inc.	5.800%	2/15/18	200	240
Wal-Mart Stores Inc.	5.875%	4/5/27	1,950	2,287
Wal-Mart Stores Inc.	5.250%	9/1/35	175	187
Wal-Mart Stores Inc.	6.500%	8/15/37	550	687
Walgreen Co.	5.250%	1/15/19	875	1,017
Walt Disney Co.	6.375%	3/1/12	150	162
Walt Disney Co.	4.500%	12/15/13	125	138
Walt Disney Co.	5.625%	9/15/16	50	60
Walt Disney Co.	7.000%	3/1/32	400	525
Western Union Co.	6.500%	2/26/14	300	343
Western Union Co.	5.930%	10/1/16	400	469
Western Union Co.	6.200%	11/17/36	325	352
Yum! Brands Inc.	7.700%	7/1/12	250	275
Yum! Brands Inc.	6.875%	11/15/37	750	892

Consumer Noncyclical (1.0%)
Abbott Laboratories	4.350%	3/15/14	250	276

Abbott Laboratories	5.875%	5/15/16	1,350	1,618
Abbott Laboratories	5.600%	11/30/17	475	565
Abbott Laboratories	6.150%	11/30/37	325	392
Abbott Laboratories	6.000%	4/1/39	325	384
Allergan Inc./United States	5.750%	4/1/16	125	147
Altria Group Inc.	8.500%	11/10/13	1,325	1,591
Altria Group Inc.	9.700%	11/10/18	1,200	1,620
Altria Group Inc.	9.950%	11/10/38	275	395
Altria Group Inc.	10.200%	2/6/39	675	989
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,348
Amgen Inc.	4.850%	11/18/14	500	565
Amgen Inc.	5.850%	6/1/17	125	149
Amgen Inc.	5.700%	2/1/19	75	89
Amgen Inc.	3.450%	10/1/20	275	278
Amgen Inc.	6.375%	6/1/37	400	489
Amgen Inc.	6.400%	2/1/39	700	849
Amgen Inc.	4.950%	10/1/41	100	100
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	250	282
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	900	1,088
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	450	466
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	350	359
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	525	564
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	975	1,097
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	741
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	298
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	409
AstraZeneca PLC	5.400%	9/15/12	750	818
AstraZeneca PLC	5.400%	6/1/14	875	998
AstraZeneca PLC	6.450%	9/15/37	1,175	1,475
Baxter FinCo BV	4.750%	10/15/10	500	501
Baxter International Inc.	4.625%	3/15/15	250	281
Baxter International Inc.	5.900%	9/1/16	150	181
Baxter International Inc.	6.250%	12/1/37	100	121
Becton Dickinson and Co.	5.000%	5/15/19	50	57
Biogen Idec Inc.	6.000%	3/1/13	600	655
Bottling Group LLC	4.625%	11/15/12	300	323
Bottling Group LLC	5.000%	11/15/13	100	111
Bottling Group LLC	6.950%	3/15/14	500	594
Bottling Group LLC	5.500%	4/1/16	1,275	1,502
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	355
Bristol-Myers Squibb Co.	5.875%	11/15/36	725	838
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	373
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	937
Campbell Soup Co.	3.050%	7/15/17	50	52
Cardinal Health Inc.	4.000%	6/15/15	100	107
CareFusion Corp.	4.125%	8/1/12	50	52
CareFusion Corp.	5.125%	8/1/14	100	110
CareFusion Corp.	6.375%	8/1/19	75	89
Cia de Bebidas das Americas	10.500%	12/15/11	280	309
Cia de Bebidas das Americas	8.750%	9/15/13	25	30
Clorox Co.	5.000%	3/1/13	375	409
Clorox Co.	3.550%	11/1/15	325	349
Coca-Cola Co.	5.350%	11/15/17	225	265
Coca-Cola Co.	4.875%	3/15/19	900	1,033
Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	178
Coca-Cola Enterprises Inc.	6.750%	9/15/28	250	316
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	108
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	600	723

Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	300	333
Coca-Cola Refreshments USA Inc.	4.500%	8/15/19	150	167
Coca-Cola Refreshments USA Inc.	6.950%	11/15/26	500	643
ConAgra Foods Inc.	5.875%	4/15/14	275	314
ConAgra Foods Inc.	7.125%	10/1/26	50	60
ConAgra Foods Inc.	7.000%	10/1/28	100	120
Corn Products International Inc.	3.200%	11/1/15	25	25
Corn Products International Inc.	4.625%	11/1/20	50	51
Corn Products International Inc.	6.625%	4/15/37	75	81
Covidien International Finance SA	1.875%	6/15/13	525	533
Covidien International Finance SA	6.550%	10/15/37	525	656
CR Bard Inc.	6.700%	12/1/26	450	559
Delhaize Group SA	5.875%	2/1/14	250	283
Diageo Capital PLC	5.200%	1/30/13	75	82
Diageo Capital PLC	5.750%	10/23/17	75	89
Diageo Finance BV	5.300%	10/28/15	625	720
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	125	126
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	150	154
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	375	420
Eli Lilly & Co.	3.550%	3/6/12	125	130
Eli Lilly & Co.	6.000%	3/15/12	125	135
Eli Lilly & Co.	5.500%	3/15/27	625	706
Express Scripts Inc.	5.250%	6/15/12	225	240
Express Scripts Inc.	6.250%	6/15/14	250	287
Express Scripts Inc.	7.250%	6/15/19	75	94
Fortune Brands Inc.	3.000%	6/1/12	350	356
Fortune Brands Inc.	6.375%	6/15/14	475	537
Fortune Brands Inc.	5.375%	1/15/16	25	27
Fortune Brands Inc.	5.875%	1/15/36	250	248
Genentech Inc.	4.750%	7/15/15	150	170
Genentech Inc.	5.250%	7/15/35	325	349
General Mills Inc.	6.000%	2/15/12	592	633
General Mills Inc.	5.650%	9/10/12	250	273
General Mills Inc.	5.200%	3/17/15	875	1,002
General Mills Inc.	5.700%	2/15/17	575	679
General Mills Inc.	5.650%	2/15/19	875	1,023
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	700	770
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,025	1,132
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	325
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,050	1,307
Hasbro Inc.	6.300%	9/15/17	550	606
Hershey Co.	5.450%	9/1/16	150	174
Hospira Inc.	5.900%	6/15/14	200	226
Johnson & Johnson	5.150%	8/15/12	400	433
Johnson & Johnson	5.150%	7/15/18	125	147
Johnson & Johnson	6.950%	9/1/29	100	133
Johnson & Johnson	4.950%	5/15/33	550	596
Johnson & Johnson	5.850%	7/15/38	325	394
Kellogg Co.	5.125%	12/3/12	225	244
Kellogg Co.	4.250%	3/6/13	125	134
Kellogg Co.	4.150%	11/15/19	250	271
Kellogg Co.	7.450%	4/1/31	150	203
Kimberly-Clark Corp.	4.875%	8/15/15	650	749
Kimberly-Clark Corp.	6.125%	8/1/17	200	243
Kimberly-Clark Corp.	3.625%	8/1/20	250	261
Koninklijke Philips Electronics NV	4.625%	3/11/13	150	163
Koninklijke Philips Electronics NV	5.750%	3/11/18	250	292
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	252

Kraft Foods Inc.	2.625%	5/8/13	800	826
Kraft Foods Inc.	6.750%	2/19/14	125	145
Kraft Foods Inc.	4.125%	2/9/16	1,425	1,536
Kraft Foods Inc.	6.500%	8/11/17	525	628
Kraft Foods Inc.	6.125%	8/23/18	750	884
Kraft Foods Inc.	5.375%	2/10/20	150	167
Kraft Foods Inc.	6.500%	11/1/31	875	1,002
Kraft Foods Inc.	7.000%	8/11/37	725	890
Kraft Foods Inc.	6.875%	2/1/38	700	853
Kraft Foods Inc.	6.875%	1/26/39	250	304
Kraft Foods Inc.	6.500%	2/9/40	450	526
Kroger Co.	6.200%	6/15/12	25	27
Kroger Co.	4.950%	1/15/15	500	559
Kroger Co.	8.000%	9/15/29	750	986
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	367
Life Technologies Corp.	4.400%	3/1/15	225	241
Life Technologies Corp.	6.000%	3/1/20	200	227
Lorillard Tobacco Co.	8.125%	6/23/19	400	458
Lorillard Tobacco Co.	6.875%	5/1/20	250	265
McKesson Corp.	7.750%	2/1/12	350	379
McKesson Corp.	5.250%	3/1/13	75	82
Mead Johnson Nutrition Co.	3.500%	11/1/14	75	79
Mead Johnson Nutrition Co.	4.900%	11/1/19	150	164
Mead Johnson Nutrition Co.	5.900%	11/1/39	125	141
Medco Health Solutions Inc.	7.250%	8/15/13	675	778
Medco Health Solutions Inc.	7.125%	3/15/18	600	735
Medtronic Inc.	3.000%	3/15/15	425	449
Medtronic Inc.	4.750%	9/15/15	550	629
Medtronic Inc.	4.450%	3/15/20	175	192
Medtronic Inc.	5.550%	3/15/40	75	85
Merck & Co. Inc.	4.750%	3/1/15	275	312
Merck & Co. Inc.	4.000%	6/30/15	350	387
Merck & Co. Inc.	6.000%	9/15/17	500	609
Merck & Co. Inc.	5.000%	6/30/19	375	435
Merck & Co. Inc.	6.400%	3/1/28	225	277
Merck & Co. Inc.	5.950%	12/1/28	250	298
Merck & Co. Inc.	6.550%	9/15/37	850	1,095
Merck & Co. Inc.	5.850%	6/30/39	100	120
Novant Health Inc.	5.850%	11/1/19	300	334
Novartis Capital Corp.	1.900%	4/24/13	250	256
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,092
Novartis Capital Corp.	2.900%	4/24/15	450	474
Novartis Securities Investment Ltd.	5.125%	2/10/19	750	860
PepsiAmericas Inc.	5.750%	7/31/12	225	245
PepsiAmericas Inc.	5.000%	5/15/17	450	514
PepsiCo Inc.	5.150%	5/15/12	125	134
PepsiCo Inc.	4.650%	2/15/13	250	272
PepsiCo Inc.	3.750%	3/1/14	875	946
PepsiCo Inc.	5.000%	6/1/18	775	889
PepsiCo Inc.	7.900%	11/1/18	450	600
Pfizer Inc.	4.450%	3/15/12	1,175	1,238
Pfizer Inc.	5.350%	3/15/15	825	951
Pfizer Inc.	6.200%	3/15/19	1,125	1,379
Pfizer Inc.	7.200%	3/15/39	900	1,223
Philip Morris International Inc.	4.875%	5/16/13	625	687
Philip Morris International Inc.	6.875%	3/17/14	475	561
Philip Morris International Inc.	5.650%	5/16/18	275	323
Philip Morris International Inc.	6.375%	5/16/38	525	647

4	Procter & Gamble - Esop	9.360%	1/1/21	956	1,253
	Procter & Gamble Co.	4.950%	8/15/14	100	114
	Procter & Gamble Co.	3.500%	2/15/15	525	571
	Procter & Gamble Co.	4.700%	2/15/19	175	199
	Procter & Gamble Co.	6.450%	1/15/26	600	760
	Quest Diagnostics Inc.	5.450%	11/1/15	250	282
	Reynolds American Inc.	7.250%	6/1/12	200	216
	Reynolds American Inc.	6.750%	6/15/17	100	112
	Reynolds American Inc.	7.250%	6/15/37	375	393
	Safeway Inc.	6.250%	3/15/14	300	345
	Safeway Inc.	3.950%	8/15/20	925	931
	Safeway Inc.	7.250%	2/1/31	50	62
	St. Jude Medical Inc.	2.200%	9/15/13	300	307
	St. Jude Medical Inc.	3.750%	7/15/14	425	456
	St. Jude Medical Inc.	4.875%	7/15/19	75	84
	Stryker Corp.	3.000%	1/15/15	100	105
	Stryker Corp.	4.375%	1/15/20	100	109
	Sysco Corp.	5.250%	2/12/18	300	345
	Sysco Corp.	5.375%	9/21/35	500	560
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	150	179
	Teva Pharmaceutical Finance II BV / Teva
	Pharmaceutical Finance III LLC	3.000%	6/15/15	225	235
	Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	600	607
	Thermo Fisher Scientific Inc.	2.150%	12/28/12	125	127
	Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	106
	Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	421
	Unilever Capital Corp.	7.125%	11/1/10	400	402
	Unilever Capital Corp.	3.650%	2/15/14	275	296
	Unilever Capital Corp.	4.800%	2/15/19	150	170
	UST LLC	5.750%	3/1/18	250	271
	Whirlpool Corp.	5.500%	3/1/13	250	269
	Wyeth	5.500%	2/15/16	400	468
	Wyeth	6.450%	2/1/24	400	497
	Wyeth	6.500%	2/1/34	200	249
	Wyeth	6.000%	2/15/36	1,125	1,323
	Wyeth	5.950%	4/1/37	150	177

Energy (0.6%)
	Alberta Energy Co. Ltd.	7.375%	11/1/31	750	924
	Anadarko Petroleum Corp.	7.625%	3/15/14	300	337
	Anadarko Petroleum Corp.	5.750%	6/15/14	125	134
	Anadarko Petroleum Corp.	6.950%	6/15/19	50	55
	Anadarko Petroleum Corp.	6.450%	9/15/36	650	650
	Anadarko Petroleum Corp.	7.950%	6/15/39	125	138
	Apache Corp.	6.000%	9/15/13	300	337
	Apache Corp.	5.625%	1/15/17	75	86
	Apache Corp.	6.900%	9/15/18	500	625
	Apache Corp.	5.100%	9/1/40	100	100
	Apache Finance Canada Corp.	7.750%	12/15/29	225	297
	Baker Hughes Inc.	6.875%	1/15/29	400	500
	Baker Hughes Inc.	5.125%	9/15/40	50	52
	BJ Services Co.	6.000%	6/1/18	100	117
	BP Capital Markets PLC	5.250%	11/7/13	750	817
	BP Capital Markets PLC	3.625%	5/8/14	300	310
	BP Capital Markets PLC	3.875%	3/10/15	250	261
	BP Capital Markets PLC	3.125%	10/1/15	800	806
	BP Capital Markets PLC	4.750%	3/10/19	750	781
	Burlington Resources Finance Co.	6.500%	12/1/11	300	320

	Burlington Resources Finance Co.	7.400%	12/1/31	600	769
	Canadian Natural Resources Ltd.	5.450%	10/1/12	250	269
	Canadian Natural Resources Ltd.	4.900%	12/1/14	175	195
	Canadian Natural Resources Ltd.	7.200%	1/15/32	500	612
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	461
	Canadian Natural Resources Ltd.	6.500%	2/15/37	425	498
	Cenovus Energy Inc.	4.500%	9/15/14	950	1,048
	Cenovus Energy Inc.	5.700%	10/15/19	475	555
	Cenovus Energy Inc.	6.750%	11/15/39	375	453
	Chevron Corp.	3.450%	3/3/12	175	182
	Chevron Corp.	3.950%	3/3/14	500	547
	Chevron Corp.	4.950%	3/3/19	750	873
	ConocoPhillips	4.750%	2/1/14	250	278
	ConocoPhillips	4.600%	1/15/15	200	225
	ConocoPhillips	5.750%	2/1/19	1,575	1,890
	ConocoPhillips	5.900%	10/15/32	150	170
	ConocoPhillips	6.500%	2/1/39	175	218
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	250	285
	ConocoPhillips Holding Co.	6.950%	4/15/29	275	351
	Devon Energy Corp.	5.625%	1/15/14	525	589
	Devon Energy Corp.	7.950%	4/15/32	25	34
	Devon Financing Corp. ULC	7.875%	9/30/31	425	566
	Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	111
	Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	86
	Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	233
	Encana Corp.	4.750%	10/15/13	25	27
	Encana Corp.	7.200%	11/1/31	625	765
	EnCana Holdings Finance Corp.	5.800%	5/1/14	50	57
	EOG Resources Inc.	6.125%	10/1/13	575	653
	EOG Resources Inc.	5.625%	6/1/19	275	322
	Halliburton Co.	6.700%	9/15/38	250	310
	Halliburton Co.	7.450%	9/15/39	450	608
	Hess Corp.	8.125%	2/15/19	600	789
	Hess Corp.	7.875%	10/1/29	150	192
	Hess Corp.	7.125%	3/15/33	375	454
	Hess Corp.	5.600%	2/15/41	400	417
	Husky Energy Inc.	6.250%	6/15/12	350	377
	Husky Energy Inc.	7.250%	12/15/19	300	366
	Husky Energy Inc.	6.800%	9/15/37	100	114
	Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,080
	Kerr-McGee Corp.	7.875%	9/15/31	150	164
	Marathon Oil Corp.	6.125%	3/15/12	475	508
	Nabors Industries Inc.	9.250%	1/15/19	600	767
6	Nabors Industries Inc.	5.000%	9/15/20	100	101
	Nexen Inc.	5.050%	11/20/13	400	435
	Nexen Inc.	5.650%	5/15/17	175	197
	Nexen Inc.	7.875%	3/15/32	100	125
	Nexen Inc.	7.500%	7/30/39	625	768
	Noble Energy Inc.	8.250%	3/1/19	300	389
	Noble Holding International Ltd.	3.450%	8/1/15	75	78
	Noble Holding International Ltd.	4.900%	8/1/20	100	107
	Noble Holding International Ltd.	6.200%	8/1/40	200	221
	Occidental Petroleum Corp.	6.750%	1/15/12	125	135
	Occidental Petroleum Corp.	7.000%	11/1/13	150	176
	PC Financial Partnership	5.000%	11/15/14	25	27
	Petro-Canada	4.000%	7/15/13	75	79
	Petro-Canada	7.875%	6/15/26	100	128
	Petro-Canada	5.350%	7/15/33	450	449

Petro-Canada	5.950%	5/15/35	500	531
Rowan Cos. Inc.	7.875%	8/1/19	125	148
Shell International Finance BV	1.875%	3/25/13	450	460
Shell International Finance BV	4.000%	3/21/14	600	650
Shell International Finance BV	3.100%	6/28/15	1,075	1,132
Shell International Finance BV	3.250%	9/22/15	200	213
Shell International Finance BV	5.200%	3/22/17	300	345
Shell International Finance BV	4.300%	9/22/19	800	872
Shell International Finance BV	4.375%	3/25/20	225	247
Shell International Finance BV	6.375%	12/15/38	300	376
Shell International Finance BV	5.500%	3/25/40	175	199
Smith International Inc.	9.750%	3/15/19	600	861
Statoil ASA	3.875%	4/15/14	300	326
Statoil ASA	2.900%	10/15/14	75	79
Statoil ASA	3.125%	8/17/17	175	182
Statoil ASA	5.250%	4/15/19	650	753
Statoil ASA	7.150%	1/15/29	250	325
Statoil ASA	5.100%	8/17/40	100	107
Suncor Energy Inc.	6.100%	6/1/18	225	263
Suncor Energy Inc.	6.500%	6/15/38	1,075	1,232
Suncor Energy Inc.	6.850%	6/1/39	600	720
Sunoco Inc.	4.875%	10/15/14	175	184
Sunoco Inc.	5.750%	1/15/17	200	209
Talisman Energy Inc.	5.125%	5/15/15	100	111
Talisman Energy Inc.	5.850%	2/1/37	650	681
Tosco Corp.	8.125%	2/15/30	1,150	1,568
Total Capital SA	3.000%	6/24/15	575	603
Total Capital SA	3.125%	10/2/15	25	26
Total Capital SA	4.450%	6/24/20	325	355
Transocean Inc.	5.250%	3/15/13	100	105
Transocean Inc.	4.950%	11/15/15	450	466
Transocean Inc.	6.000%	3/15/18	425	447
Transocean Inc.	6.500%	11/15/20	200	216
Transocean Inc.	7.500%	4/15/31	300	321
Valero Energy Corp.	6.875%	4/15/12	700	752
Valero Energy Corp.	4.500%	2/1/15	75	80
Valero Energy Corp.	6.125%	2/1/20	150	163
Valero Energy Corp.	7.500%	4/15/32	750	823
Valero Energy Corp.	6.625%	6/15/37	300	301
Weatherford Bermuda Holdings Ltd.	5.125%	9/15/20	300	306
Weatherford Bermuda Holdings Ltd.	6.750%	9/15/40	250	259
Weatherford International Inc.	6.800%	6/15/37	150	157
Weatherford International Ltd.	6.500%	8/1/36	800	798
Weatherford International Ltd. Bermuda	9.625%	3/1/19	775	1,011
Williams Cos. Inc.	7.500%	1/15/31	519	587
Williams Cos. Inc.	7.750%	6/15/31	149	172
XTO Energy Inc.	5.900%	8/1/12	425	465
XTO Energy Inc.	6.250%	4/15/13	250	282
XTO Energy Inc.	5.750%	12/15/13	900	1,034
XTO Energy Inc.	4.900%	2/1/14	200	224
XTO Energy Inc.	5.000%	1/31/15	200	230
XTO Energy Inc.	6.250%	8/1/17	400	494
XTO Energy Inc.	6.750%	8/1/37	300	404

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	225	271

Technology (0.3%)
Adobe Systems Inc.	3.250%	2/1/15	200	209
Adobe Systems Inc.	4.750%	2/1/20	325	349
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	550	618
Agilent Technologies Inc.	6.500%	11/1/17	350	402
Amphenol Corp.	4.750%	11/15/14	200	217
Analog Devices Inc.	5.000%	7/1/14	175	192
BMC Software Inc.	7.250%	6/1/18	175	211
CA Inc.	5.375%	12/1/19	175	190
Cisco Systems Inc.	4.950%	2/15/19	125	143
Cisco Systems Inc.	4.450%	1/15/20	2,150	2,361
Cisco Systems Inc.	5.900%	2/15/39	425	487
Cisco Systems Inc.	5.500%	1/15/40	325	358
Computer Sciences Corp.	6.500%	3/15/18	125	142
Corning Inc.	6.625%	5/15/19	50	61
Dell Inc.	3.375%	6/15/12	625	651
Dell Inc.	1.400%	9/10/13	200	201
Dell Inc.	2.300%	9/10/15	275	277
Dell Inc.	5.875%	6/15/19	175	203
Equifax Inc.	6.300%	7/1/17	125	141
Equifax Inc.	7.000%	7/1/37	150	169
Fiserv Inc.	3.125%	10/1/15	150	153
Fiserv Inc.	6.800%	11/20/17	475	548
Fiserv Inc.	4.625%	10/1/20	100	101
Harris Corp.	5.000%	10/1/15	425	466
Hewlett-Packard Co.	4.500%	3/1/13	625	677
Hewlett-Packard Co.	1.250%	9/13/13	300	301
Hewlett-Packard Co.	6.125%	3/1/14	1,050	1,211
Hewlett-Packard Co.	2.125%	9/13/15	200	201
Hewlett-Packard Co.	5.400%	3/1/17	225	261
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,209
HP Enterprise Services LLC	6.000%	8/1/13	225	256
IBM International Group Capital LLC	5.050%	10/22/12	1,100	1,196
International Business Machines Corp.	7.500%	6/15/13	550	644
International Business Machines Corp.	1.000%	8/5/13	1,000	1,003
International Business Machines Corp.	5.700%	9/14/17	500	595
International Business Machines Corp.	5.600%	11/30/39	1,720	1,976
Intuit Inc.	5.400%	3/15/12	200	211
Lexmark International Inc.	5.900%	6/1/13	150	161
Lexmark International Inc.	6.650%	6/1/18	375	422
Maxim Integrated Products Inc.	3.450%	6/14/13	100	103
Microsoft Corp.	0.875%	9/27/13	150	150
Microsoft Corp.	2.950%	6/1/14	675	717
Microsoft Corp.	1.625%	9/25/15	200	200
Microsoft Corp.	4.200%	6/1/19	50	55
Microsoft Corp.	3.000%	10/1/20	250	249
Microsoft Corp.	5.200%	6/1/39	350	385
Microsoft Corp.	4.500%	10/1/40	125	125
Motorola Inc.	8.000%	11/1/11	25	27
Motorola Inc.	5.375%	11/15/12	275	293
Motorola Inc.	7.500%	5/15/25	75	89
Motorola Inc.	6.500%	11/15/28	19	20
Motorola Inc.	6.625%	11/15/37	26	28
Nokia Oyj	5.375%	5/15/19	175	191

	Nokia Oyj	6.625%	5/15/39	100	114
	Oracle Corp.	3.750%	7/8/14	200	217
	Oracle Corp.	5.250%	1/15/16	1,900	2,203
	Oracle Corp.	5.750%	4/15/18	300	357
	Oracle Corp.	5.000%	7/8/19	975	1,121
	Oracle Corp.	6.125%	7/8/39	500	595
6	Oracle Corp.	5.375%	7/15/40	100	108
	Pitney Bowes Inc.	3.875%	6/15/13	225	235
	Pitney Bowes Inc.	4.875%	8/15/14	25	27
	Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,374
	Science Applications International Corp.	6.250%	7/1/12	100	109
	Science Applications International Corp.	5.500%	7/1/33	100	99
	Symantec Corp.	2.750%	9/15/15	50	50
	Symantec Corp.	4.200%	9/15/20	75	75
	Xerox Corp.	5.500%	5/15/12	150	160
	Xerox Corp.	7.625%	6/15/13	225	228
	Xerox Corp.	8.250%	5/15/14	300	359
	Xerox Corp.	6.400%	3/15/16	375	437
	Xerox Corp.	6.750%	2/1/17	350	411
	Xerox Corp.	6.350%	5/15/18	350	406
	Xerox Corp.	5.625%	12/15/19	50	56

	Transportation (0.2%)
4	American Airlines Pass Through Trust 2009-
	1A	10.375%	7/2/19	123	146
	Burlington Northern Santa Fe LLC	5.900%	7/1/12	350	379
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	86
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	278
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	200	243
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	145
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	374
	Canadian National Railway Co.	6.250%	8/1/34	350	430
	Canadian National Railway Co.	6.200%	6/1/36	350	425
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	538
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	272
	Con-way Inc.	6.700%	5/1/34	350	333
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	9/15/17	500	525
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	11/10/19	150	166
	CSX Corp.	6.300%	3/15/12	400	429
	CSX Corp.	5.600%	5/1/17	25	29
	CSX Corp.	7.900%	5/1/17	126	159
	CSX Corp.	6.250%	3/15/18	725	858
	CSX Corp.	7.375%	2/1/19	1,050	1,318
	CSX Corp.	6.220%	4/30/40	174	199
4	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	8/10/22	244	257
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	12/17/19	418	462
	JB Hunt Transport Services Inc.	3.375%	9/15/15	450	449
	Norfolk Southern Corp.	5.750%	1/15/16	175	202
	Norfolk Southern Corp.	7.700%	5/15/17	400	508
	Norfolk Southern Corp.	5.750%	4/1/18	100	116
	Norfolk Southern Corp.	5.900%	6/15/19	425	504
	Norfolk Southern Corp.	5.590%	5/17/25	72	79
	Norfolk Southern Corp.	7.800%	5/15/27	100	133
	Norfolk Southern Corp.	5.640%	5/17/29	100	110

	Norfolk Southern Corp.	7.050%	5/1/37	200	256
	Norfolk Southern Corp.	7.900%	5/15/97	100	135
	Norfolk Southern Railway Co.	9.750%	6/15/20	116	167
	Ryder System Inc.	5.850%	3/1/14	250	273
	Ryder System Inc.	3.600%	3/1/16	400	406
	Ryder System Inc.	5.850%	11/1/16	75	84
	Southwest Airlines Co.	5.750%	12/15/16	200	220
	Southwest Airlines Co.	5.125%	3/1/17	400	417
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	133	143
	Union Pacific Corp.	6.125%	1/15/12	25	27
	Union Pacific Corp.	6.500%	4/15/12	38	41
	Union Pacific Corp.	5.450%	1/31/13	650	711
	Union Pacific Corp.	7.125%	2/1/28	500	623
	Union Pacific Corp.	6.625%	2/1/29	200	239
6	Union Pacific Corp.	5.780%	7/15/40	775	863
	United Parcel Service Inc.	3.875%	4/1/14	50	54
	United Parcel Service Inc.	5.125%	4/1/19	175	206
	United Parcel Service Inc.	6.200%	1/15/38	595	732
					401,772
Utilities (0.9%)
Electric (0.7%)
	AEP Texas Central Co.	6.650%	2/15/33	400	465
	Alabama Power Co.	4.850%	12/15/12	200	216
	Alabama Power Co.	5.500%	10/15/17	550	638
	Ameren Energy Generating Co.	7.000%	4/15/18	1,025	1,037
	American Water Capital Corp.	6.593%	10/15/37	500	562
	Appalachian Power Co.	3.400%	5/24/15	300	316
	Arizona Public Service Co.	5.800%	6/30/14	50	55
	Arizona Public Service Co.	4.650%	5/15/15	275	297
	Carolina Power & Light Co.	6.500%	7/15/12	350	381
	Carolina Power & Light Co.	5.125%	9/15/13	325	360
	Carolina Power & Light Co.	5.300%	1/15/19	675	784
	CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	500	552
	CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	207
	Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	355
	Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	251
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	848
	Commonwealth Edison Co.	5.950%	8/15/16	500	596
	Commonwealth Edison Co.	6.150%	9/15/17	600	713
	Commonwealth Edison Co.	5.800%	3/15/18	150	175
	Commonwealth Edison Co.	5.900%	3/15/36	100	111
	Connecticut Light & Power Co.	6.350%	6/1/36	250	307
	Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	125	145
	Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	350	410
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	282
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	316
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	474
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	450	537
	Consolidated Natural Gas Co.	6.250%	11/1/11	300	316
	Constellation Energy Group Inc.	4.550%	6/15/15	175	189
	Constellation Energy Group Inc.	7.600%	4/1/32	100	123
	Consumers Energy Co.	5.000%	2/15/12	725	762
	Consumers Energy Co.	5.375%	4/15/13	175	191
	Detroit Edison Co.	5.700%	10/1/37	125	141
	Dominion Resources Inc.	6.000%	11/30/17	550	650
	Dominion Resources Inc.	5.250%	8/1/33	200	231

4	Dominion Resources Inc.	7.500%	6/30/66	175	180
4	Dominion Resources Inc.	6.300%	9/30/66	50	48
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,000	1,187
	Duke Energy Carolinas LLC	6.050%	4/15/38	50	60
	Duke Energy Carolinas LLC	5.300%	2/15/40	375	408
	Duke Energy Corp.	3.350%	4/1/15	375	397
	Duke Energy Corp.	5.050%	9/15/19	175	195
	Duke Energy Indiana Inc.	5.000%	9/15/13	250	278
	Duke Energy Indiana Inc.	3.750%	7/15/20	25	26
	Duke Energy Ohio Inc.	5.700%	9/15/12	675	734
	Duke Energy Ohio Inc.	2.100%	6/15/13	325	333
	El Paso Electric Co.	6.000%	5/15/35	175	175
	Entergy Louisiana LLC	6.500%	9/1/18	100	121
	Exelon Corp.	4.900%	6/15/15	500	548
	Exelon Generation Co. LLC	5.200%	10/1/19	225	250
	Exelon Generation Co. LLC	4.000%	10/1/20	100	100
	Exelon Generation Co. LLC	6.250%	10/1/39	425	457
	Exelon Generation Co. LLC	5.750%	10/1/41	75	76
	Florida Power & Light Co.	5.950%	10/1/33	100	117
	Florida Power & Light Co.	5.625%	4/1/34	225	253
	Florida Power & Light Co.	4.950%	6/1/35	50	51
	Florida Power & Light Co.	6.200%	6/1/36	50	61
	Florida Power & Light Co.	5.850%	5/1/37	150	175
	Florida Power & Light Co.	5.950%	2/1/38	175	206
	Florida Power & Light Co.	5.960%	4/1/39	1,175	1,391
	Florida Power Corp.	4.800%	3/1/13	50	54
	Florida Power Corp.	5.650%	6/15/18	50	59
	FPL Group Capital Inc.	2.550%	11/15/13	1,025	1,054
4	FPL Group Capital Inc.	6.350%	10/1/66	225	216
4	FPL Group Capital Inc.	6.650%	6/15/67	275	266
	Georgia Power Co.	5.950%	2/1/39	575	663
	Great Plains Energy Inc.	2.750%	8/15/13	100	101
	Iberdrola International BV	6.750%	6/15/12	500	541
	Iberdrola International BV	6.750%	7/15/36	400	444
	Illinois Power Co.	6.125%	11/15/17	25	28
4	Integrys Energy Group Inc.	6.110%	12/1/66	300	278
	Interstate Power & Light Co.	6.250%	7/15/39	100	119
	Jersey Central Power & Light Co.	5.625%	5/1/16	350	398
	Jersey Central Power & Light Co.	5.650%	6/1/17	350	394
	Kansas City Power & Light Co.	6.050%	11/15/35	200	217
	MidAmerican Energy Co.	5.650%	7/15/12	75	81
	MidAmerican Energy Co.	5.950%	7/15/17	150	177
	MidAmerican Energy Co.	6.750%	12/30/31	325	401
	Midamerican Energy Holdings Co.	5.875%	10/1/12	750	816
	Midamerican Energy Holdings Co.	5.000%	2/15/14	300	327
	Midamerican Energy Holdings Co.	6.125%	4/1/36	400	462
	Midamerican Energy Holdings Co.	5.950%	5/15/37	525	590
	National Rural Utilities Cooperative Finance
	Corp.	4.375%	10/1/10	150	150
	National Rural Utilities Cooperative Finance
	Corp.	2.625%	9/16/12	750	775
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	275	308
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	700	778
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	150	173

	National Rural Utilities Cooperative Finance
	Corp.	8.000%	3/1/32	600	802
	Nevada Power Co.	7.125%	3/15/19	450	559
6	Niagara Mohawk Power Corp.	4.881%	8/15/19	400	440
	Nisource Finance Corp.	5.400%	7/15/14	300	333
	Nisource Finance Corp.	6.125%	3/1/22	450	512
	Northern States Power Co.	6.200%	7/1/37	250	301
	Northern States Power Co.	5.350%	11/1/39	175	195
	NSTAR Electric Co.	4.875%	10/15/12	75	81
	NSTAR Electric Co.	4.875%	4/15/14	225	251
	NSTAR Electric Co.	5.625%	11/15/17	325	386
	Oglethorpe Power Corp.	5.950%	11/1/39	100	117
	Ohio Edison Co.	6.400%	7/15/16	550	645
	Ohio Power Co.	5.750%	9/1/13	475	527
	Ohio Power Co.	6.000%	6/1/16	150	175
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	170
	Oncor Electric Delivery Co. LLC	5.950%	9/1/13	325	364
	Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	204
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	753
	Pacific Gas & Electric Co.	4.800%	3/1/14	650	718
	Pacific Gas & Electric Co.	5.625%	11/30/17	250	289
	Pacific Gas & Electric Co.	8.250%	10/15/18	275	365
	Pacific Gas & Electric Co.	3.500%	10/1/20	250	247
	Pacific Gas & Electric Co.	6.050%	3/1/34	825	932
	Pacific Gas & Electric Co.	5.800%	3/1/37	525	583
	PacifiCorp	6.900%	11/15/11	500	534
	PacifiCorp	5.250%	6/15/35	475	510
	PacifiCorp	6.250%	10/15/37	650	787
	Peco Energy Co.	5.350%	3/1/18	125	146
	Pennsylvania Electric Co.	6.050%	9/1/17	75	85
	Pepco Holdings Inc.	2.700%	10/1/15	475	477
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	121
	PPL Energy Supply LLC	6.400%	11/1/11	250	264
	PPL Energy Supply LLC	6.200%	5/15/16	68	78
	Progress Energy Inc.	6.050%	3/15/14	100	114
	Progress Energy Inc.	7.050%	3/15/19	75	93
	Progress Energy Inc.	7.750%	3/1/31	625	834
	Progress Energy Inc.	7.000%	10/30/31	550	681
	Progress Energy Inc.	6.000%	12/1/39	25	29
	PSEG Power LLC	2.500%	4/15/13	250	257
	PSEG Power LLC	5.000%	4/1/14	650	710
	PSEG Power LLC	5.500%	12/1/15	450	509
	PSEG Power LLC	5.125%	4/15/20	200	220
	Public Service Co. of Colorado	5.800%	8/1/18	100	118
	Public Service Co. of Colorado	5.125%	6/1/19	175	201
	Public Service Co. of Colorado	6.250%	9/1/37	300	366
	Public Service Co. of Oklahoma	5.150%	12/1/19	600	659
	Public Service Co. of Oklahoma	6.625%	11/15/37	275	325
	Public Service Electric & Gas Co.	2.700%	5/1/15	225	235
	Public Service Electric & Gas Co.	5.500%	3/1/40	300	341
	Puget Sound Energy Inc.	5.483%	6/1/35	100	104
	Puget Sound Energy Inc.	6.274%	3/15/37	500	577
	San Diego Gas & Electric Co.	5.300%	11/15/15	100	117
	San Diego Gas & Electric Co.	5.350%	5/15/35	100	111
	San Diego Gas & Electric Co.	6.000%	6/1/39	50	61
	San Diego Gas & Electric Co.	4.500%	8/15/40	50	50
	Sierra Pacific Power Co.	6.000%	5/15/16	525	609
	Sierra Pacific Power Co.	6.750%	7/1/37	400	477

	South Carolina Electric & Gas Co.	6.625%	2/1/32	450	553
	South Carolina Electric & Gas Co.	6.050%	1/15/38	150	176
	Southern California Edison Co.	4.650%	4/1/15	775	872
	Southern California Edison Co.	5.000%	1/15/16	275	315
	Southern California Edison Co.	6.650%	4/1/29	225	273
	Southern California Edison Co.	5.750%	4/1/35	275	317
	Southern California Edison Co.	5.350%	7/15/35	350	381
	Southern Power Co.	6.250%	7/15/12	425	464
	Southern Power Co.	4.875%	7/15/15	1,325	1,482
	Southwestern Electric Power Co.	6.450%	1/15/19	250	286
	Southwestern Electric Power Co.	6.200%	3/15/40	75	81
	Tampa Electric Co.	6.550%	5/15/36	375	450
	Teco Finance Inc.	4.000%	3/15/16	100	105
	Teco Finance Inc.	5.150%	3/15/20	125	137
	TransAlta Corp.	6.650%	5/15/18	100	119
	Union Electric Co.	5.400%	2/1/16	350	391
	United Utilities PLC	5.375%	2/1/19	325	349
	Virginia Electric and Power Co.	5.100%	11/30/12	225	245
	Virginia Electric and Power Co.	5.400%	1/15/16	700	818
	Virginia Electric and Power Co.	6.000%	5/15/37	550	645
	Virginia Electric and Power Co.	6.350%	11/30/37	250	307
	Virginia Electric and Power Co.	8.875%	11/15/38	100	152
	Wisconsin Electric Power Co.	6.000%	4/1/14	550	637
	Wisconsin Electric Power Co.	4.250%	12/15/19	175	191
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	223
4	Wisconsin Energy Corp.	6.250%	5/15/67	525	505
	Wisconsin Power & Light Co.	5.000%	7/15/19	25	28
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	364
	Xcel Energy Inc.	5.613%	4/1/17	631	710
	Xcel Energy Inc.	4.700%	5/15/20	100	109
	Xcel Energy Inc.	6.500%	7/1/36	225	272

Natural Gas (0.2%)
	Atmos Energy Corp.	8.500%	3/15/19	250	324
	Boardwalk Pipelines LP	5.500%	2/1/17	200	218
	CenterPoint Energy Resources Corp.	7.875%	4/1/13	250	288
	CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	342
	DCP Midstream Operating LP	3.250%	10/1/15	175	176
	El Paso Natural Gas Co.	5.950%	4/15/17	225	244
	Enbridge Energy Partners LP	9.875%	3/1/19	550	752
	Energy Transfer Partners LP	5.650%	8/1/12	275	292
	Energy Transfer Partners LP	6.000%	7/1/13	700	767
	Energy Transfer Partners LP	5.950%	2/1/15	300	333
	Energy Transfer Partners LP	6.125%	2/15/17	300	333
	Energy Transfer Partners LP	9.000%	4/15/19	275	352
	Energy Transfer Partners LP	6.625%	10/15/36	150	161
7	Enron Corp.	9.125%	4/1/03	700	2
7	Enron Corp.	7.125%	5/15/07	300	1
7	Enron Corp.	6.875%	10/15/07	1,000	2
	Enterprise Products Operating LLC	4.600%	8/1/12	225	236
	Enterprise Products Operating LLC	5.600%	10/15/14	775	874
	Enterprise Products Operating LLC	6.300%	9/15/17	275	318
	Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,128
	EQT Corp.	8.125%	6/1/19	400	494
	KeySpan Corp.	8.000%	11/15/30	200	267
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	512
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	189
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	382

	Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	526
	Kinder Morgan Energy Partners LP	5.625%	2/15/15	75	84
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	225	270
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	304
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	375	404
	Magellan Midstream Partners LP	5.650%	10/15/16	150	171
	Magellan Midstream Partners LP	6.550%	7/15/19	125	149
	National Grid PLC	6.300%	8/1/16	275	325
	NuStar Logistics LP	7.650%	4/15/18	350	419
	Oneok Inc.	5.200%	6/15/15	300	332
	Oneok Inc.	6.000%	6/15/35	275	283
	ONEOK Partners LP	5.900%	4/1/12	350	374
	ONEOK Partners LP	6.150%	10/1/16	600	698
	ONEOK Partners LP	8.625%	3/1/19	400	520
	ONEOK Partners LP	6.650%	10/1/36	525	589
	Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	800	886
	Plains All American Pipeline LP / PAA
	Finance Corp.	6.500%	5/1/18	50	57
	Plains All American Pipeline LP / PAA
	Finance Corp.	8.750%	5/1/19	125	159
	Sempra Energy	6.000%	2/1/13	200	220
	Southern California Gas Co.	5.750%	11/15/35	25	29
6	Southern Natural Gas Co.	5.900%	4/1/17	225	246
	Spectra Energy Capital LLC	5.668%	8/15/14	400	450
	Tennessee Gas Pipeline Co.	7.625%	4/1/37	350	405
	Texas Gas Transmission LLC	4.600%	6/1/15	250	267
	TransCanada PipeLines Ltd.	4.000%	6/15/13	750	804
	TransCanada PipeLines Ltd.	6.500%	8/15/18	300	367
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	850
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	136
	TransCanada PipeLines Ltd.	6.200%	10/15/37	475	540
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	400	373
	Williams Partners LP	3.800%	2/15/15	125	132
	Williams Partners LP	5.250%	3/15/20	900	980
	Williams Partners LP	6.300%	4/15/40	225	248

Other Utility (0.0%)
	Veolia Environnement	6.000%	6/1/18	600	692

86,672
Total Corporate Bonds (Cost $680,473)					749,477
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
	African Development Bank	1.000%	11/23/11	275	277
	African Development Bank	1.750%	10/1/12	225	230
	African Development Bank	1.625%	2/11/13	325	332
	African Development Bank	3.000%	5/27/14	875	936
	Asian Development Bank	4.500%	9/4/12	500	537
	Asian Development Bank	1.625%	7/15/13	625	640
	Asian Development Bank	3.625%	9/5/13	900	974
	Asian Development Bank	2.750%	5/21/14	1,175	1,246
	Asian Development Bank	4.250%	10/20/14	300	335
	Asian Development Bank	2.625%	2/9/15	600	633
	Asian Development Bank	5.500%	6/27/16	100	120
	Asian Development Bank	5.593%	7/16/18	500	600
	Brazilian Government International Bond	11.000%	1/11/12	300	339
	Brazilian Government International Bond	10.250%	6/17/13	150	187
	Brazilian Government International Bond	7.875%	3/7/15	475	583

	Brazilian Government International Bond	6.000%	1/17/17	1,975	2,301
4	Brazilian Government International Bond	8.000%	1/15/18	83	100
	Brazilian Government International Bond	5.875%	1/15/19	1,225	1,436
	Brazilian Government International Bond	8.875%	10/14/19	175	246
	Brazilian Government International Bond	4.875%	1/22/21	450	493
	Brazilian Government International Bond	8.875%	4/15/24	325	477
	Brazilian Government International Bond	8.750%	2/4/25	800	1,172
	Brazilian Government International Bond	10.125%	5/15/27	875	1,418
	Brazilian Government International Bond	8.250%	1/20/34	75	108
	Brazilian Government International Bond	7.125%	1/20/37	650	850
	Brazilian Government International Bond	11.000%	8/17/40	1,825	2,528
	Brazilian Government International Bond	5.625%	1/7/41	650	712
	Chile Government International Bond	7.125%	1/11/12	300	321
	Chile Government International Bond	5.500%	1/15/13	150	163
	Chile Government International Bond	3.875%	8/5/20	300	311
	China Development Bank Corp.	4.750%	10/8/14	450	494
	China Development Bank Corp.	5.000%	10/15/15	175	196
	China Government International Bond	4.750%	10/29/13	200	221
	Corp Andina de Fomento	3.750%	1/15/16	875	889
	Corp. Andina de Fomento	5.200%	5/21/13	425	459
	Corp. Andina de Fomento	5.125%	5/5/15	625	680
	Corp. Andina de Fomento	5.750%	1/12/17	375	413
	Council Of Europe Development Bank	2.750%	2/10/15	275	291
8	Development Bank of Japan	4.250%	6/9/15	250	280
	Eksportfinans ASA	2.000%	9/15/15	25	25
	Eksportfinans ASA	5.500%	5/25/16	1,025	1,202
	Eksportfinans ASA	5.500%	6/26/17	450	531
	European Bank for Reconstruction &
	Development	2.750%	4/20/15	1,000	1,056
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	100	100
	European Investment Bank	2.000%	2/10/12	2,475	2,522
6	European Investment Bank	1.125%	4/16/12	950	959
	European Investment Bank	1.750%	9/14/12	650	664
	European Investment Bank	1.625%	3/15/13	600	613
	European Investment Bank	2.875%	3/15/13	650	683
	European Investment Bank	1.875%	6/17/13	700	721
	European Investment Bank	4.250%	7/15/13	2,400	2,630
	European Investment Bank	1.250%	9/17/13	875	887
	European Investment Bank	2.375%	3/14/14	375	393
	European Investment Bank	4.625%	5/15/14	2,000	2,236
	European Investment Bank	3.125%	6/4/14	1,125	1,201
	European Investment Bank	2.875%	1/15/15	450	477
	European Investment Bank	2.750%	3/23/15	900	952
	European Investment Bank	1.625%	9/1/15	2,050	2,070
	European Investment Bank	4.875%	2/16/16	550	636
	European Investment Bank	5.125%	9/13/16	300	354
	European Investment Bank	4.875%	1/17/17	1,225	1,431
	European Investment Bank	5.125%	5/30/17	800	946
	European Investment Bank	2.875%	9/15/20	150	151
	Export Development Canada	2.375%	3/19/12	850	872
	Export Development Canada	1.750%	9/24/12	975	997
	Export Development Canada	3.500%	5/16/13	475	509
	Export Development Canada	2.250%	5/28/15	150	156
	Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,175
	Export-Import Bank of Korea	8.125%	1/21/14	1,375	1,599
	Export-Import Bank of Korea	5.875%	1/14/15	800	896
	Export-Import Bank of Korea	5.125%	3/16/15	150	164

	Financement-Quebec	5.000%	10/25/12	500	543
	Hydro Quebec	6.300%	5/11/11	775	802
	Hydro Quebec	8.400%	1/15/22	825	1,197
	Inter-American Development Bank	1.625%	7/15/13	50	51
	Inter-American Development Bank	3.000%	4/22/14	1,325	1,415
	Inter-American Development Bank	2.250%	7/15/15	3,975	4,121
	Inter-American Development Bank	2.375%	8/15/17	250	255
	Inter-American Development Bank	3.875%	9/17/19	100	111
	Inter-American Development Bank	3.875%	2/14/20	500	552
	Inter-American Development Bank	7.000%	6/15/25	250	336
	International Bank for Reconstruction &
	Development	3.125%	11/15/11	600	617
	International Bank for Reconstruction &
	Development	2.000%	4/2/12	2,175	2,225
	International Bank for Reconstruction &
	Development	0.800%	7/13/12	1,075	1,079
	International Bank for Reconstruction &
	Development	1.750%	7/15/13	1,100	1,130
	International Bank for Reconstruction &
	Development	3.500%	10/8/13	75	81
	International Bank for Reconstruction &
	Development	2.375%	5/26/15	1,950	2,042
	International Finance Corp.	3.500%	5/15/13	375	403
	International Finance Corp.	3.000%	4/22/14	875	932
	International Finance Corp.	2.750%	4/20/15	900	959
	Israel Government International Bond	4.625%	6/15/13	200	215
	Israel Government International Bond	5.500%	11/9/16	850	982
	Israel Government International Bond	5.125%	3/26/19	300	333
	Japan Bank for International Cooperation	4.250%	6/18/13	75	82
8	Japan Finance Corp.	1.500%	7/6/12	700	709
8	Japan Finance Corp.	2.125%	11/5/12	1,400	1,438
8	Japan Finance Corp.	2.875%	2/2/15	625	660
8	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	569
	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	586
	Korea Development Bank	8.000%	1/23/14	800	939
	Korea Development Bank	4.375%	8/10/15	700	748
	Korea Development Bank	3.250%	3/9/16	150	151
	Korea Electric Power Corp.	7.750%	4/1/13	750	847
9	Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	275	280
9	Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	1,125	1,154
	Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	775	826
9	Kreditanstalt fuer Wiederaufbau	1.250%	6/15/12	1,625	1,644
9	Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	1,250	1,284
	Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	1,200	1,285
9	Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	225	229
	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,325	1,451
	Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	25	28
9	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	1,225	1,296
9	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	1,275	1,342
	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	775	910
	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	2,200	2,501
	Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	350	403
9	Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	4,775	5,609
9	Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	150	165
9	Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	1,325	1,335
9	Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,160
	Landwirtschaftliche Rentenbank	1.875%	9/24/12	1,500	1,536
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	348

	Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,174
	Mexico Government International Bond	7.500%	1/14/12	145	157
	Mexico Government International Bond	6.375%	1/16/13	917	1,018
	Mexico Government International Bond	5.875%	2/17/14	1,325	1,497
	Mexico Government International Bond	6.625%	3/3/15	493	578
	Mexico Government International Bond	11.375%	9/15/16	100	145
	Mexico Government International Bond	5.625%	1/15/17	750	861
	Mexico Government International Bond	5.950%	3/19/19	1,725	2,027
	Mexico Government International Bond	5.125%	1/15/20	100	112
	Mexico Government International Bond	6.750%	9/27/34	1,757	2,180
	Mexico Government International Bond	6.050%	1/11/40	650	743
	Nordic Investment Bank	1.625%	1/28/13	550	560
	Nordic Investment Bank	2.625%	10/6/14	475	500
	Nordic Investment Bank	2.500%	7/15/15	400	419
[10] Oesterreichische Kontrollbank AG		1.875%	3/21/12	1,425	1,452
[10] Oesterreichische Kontrollbank AG		4.750%	10/16/12	275	298
[10] Oesterreichische Kontrollbank AG		1.750%	3/11/13	700	713
[10] Oesterreichische Kontrollbank AG		5.000%	4/25/17	300	348
	Ontario Electricity Financial Corp.	7.450%	3/31/13	600	690
	Panama Government International Bond	5.200%	1/30/20	1,225	1,348
	Panama Government International Bond	7.125%	1/29/26	900	1,136
	Panama Government International Bond	6.700%	1/26/36	200	244
	Pemex Project Funding Master Trust	9.125%	10/13/10	60	60
	Pemex Project Funding Master Trust	5.750%	3/1/18	950	1,042
	Pemex Project Funding Master Trust	6.625%	6/15/38	375	407
	Peruvian Government International Bond	7.125%	3/30/19	500	625
	Peruvian Government International Bond	7.350%	7/21/25	700	907
	Peruvian Government International Bond	8.750%	11/21/33	560	829
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	350
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,362
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	667
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	650	790
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	325	362
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	275	316
6	Petroleos Mexicanos	4.875%	3/15/15	425	455
	Petroleos Mexicanos	8.000%	5/3/19	700	877
6	Petroleos Mexicanos	6.000%	3/5/20	425	468
6	Petroleos Mexicanos	5.500%	1/21/21	875	930
	Poland Government International Bond	6.250%	7/3/12	350	378
	Poland Government International Bond	3.875%	7/16/15	550	572
	Poland Government International Bond	5.000%	10/19/15	375	410
	Poland Government International Bond	6.375%	7/15/19	1,850	2,188
	Province of British Columbia Canada	2.850%	6/15/15	750	799
	Province of Manitoba Canada	4.900%	12/6/16	825	962
	Province of Nova Scotia Canada	5.750%	2/27/12	250	267
	Province of Nova Scotia Canada	2.375%	7/21/15	150	155
	Province of Ontario Canada	5.000%	10/18/11	2,500	2,619
	Province of Ontario Canada	1.875%	11/19/12	1,050	1,075
	Province of Ontario Canada	4.100%	6/16/14	1,625	1,792
	Province of Ontario Canada	2.950%	2/5/15	250	265
	Province of Ontario Canada	2.700%	6/16/15	875	918
	Province of Ontario Canada	4.750%	1/19/16	75	86
	Province of Ontario Canada	4.000%	10/7/19	850	922
	Province of Ontario Canada	4.400%	4/14/20	475	527
	Province of Quebec Canada	4.875%	5/5/14	250	281
	Province of Quebec Canada	4.600%	5/26/15	350	395
	Province of Quebec Canada	5.125%	11/14/16	525	611
	Province of Quebec Canada	4.625%	5/14/18	450	510

Province of Quebec Canada	3.500%	7/29/20	300	306
Province of Quebec Canada	7.125%	2/9/24	400	553
Province of Quebec Canada	7.500%	9/15/29	475	687
Region of Lombardy Italy	5.804%	10/25/32	500	540
Republic of Italy	5.625%	6/15/12	875	930
Republic of Italy	2.125%	10/5/12	2,100	2,126
Republic of Italy	4.375%	6/15/13	525	557
Republic of Italy	3.125%	1/26/15	750	765
Republic of Italy	4.750%	1/25/16	575	618
Republic of Italy	5.250%	9/20/16	1,825	2,010
Republic of Italy	6.875%	9/27/23	125	152
Republic of Italy	5.375%	6/15/33	1,400	1,425
Republic of Korea	4.250%	6/1/13	625	663
Republic of Korea	5.750%	4/16/14	875	983
Republic of Korea	7.125%	4/16/19	425	539
South Africa Government International Bond	7.375%	4/25/12	575	627
South Africa Government International Bond	6.875%	5/27/19	875	1,072
South Africa Government International Bond	5.500%	3/9/20	425	474
South Africa Government International Bond	5.875%	5/30/22	100	116
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,091
Total Sovereign Bonds (Cost $154,706)				166,845
Taxable Municipal Bonds (0.3%)
American Muni. Power Ohio Inc.	6.053%	2/15/43	50	52
American Muni. Power Ohio Inc.	5.939%	2/15/47	175	179
Bay Area Toll Auth. CA Toll Bridge Rev.	6.793%	4/1/30	100	107
Bay Area Toll Auth. CA Toll Bridge Rev.	6.918%	4/1/40	175	189
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	325	360
Board of Regents of the Univ. of Texas
System Rev. Financing System	5.134%	8/15/42	150	160
Board of Regents of the Univ. of Texas
System Rev. Financing System	4.794%	8/15/46	100	102
California Educ. Fac. Auth. Rev. (Stanford
Univ.)	3.625%	5/1/14	400	432
California Educ. Fac. Auth. Rev. (Stanford
Univ.)	4.250%	5/1/16	100	112
California GO	5.250%	4/1/14	150	160
California GO	5.750%	3/1/17	150	165
California GO	6.200%	10/1/19	600	660
California GO	7.500%	4/1/34	1,200	1,322
California GO	5.650%	4/1/39	200	215
California GO	7.300%	10/1/39	150	159
California GO	7.350%	11/1/39	1,125	1,200
California GO	7.625%	3/1/40	450	494
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	100	110
Chicago IL Board of Educ. GO	6.138%	12/1/39	100	102
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	650	739
Chicago IL O'Hare International Airport Rev.	6.845%	1/1/38	50	52
Chicago IL O'Hare International Airport Rev.	6.395%	1/1/40	75	80
Chicago IL Transit Auth. Rev.	6.200%	12/1/40	200	203
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	354
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	75	78
Commonwealth Financing Auth. Pennsylvania
Rev.	6.218%	6/1/39	325	354
Connecticut GO	5.850%	3/15/32	300	340
Cook County IL GO	6.229%	11/15/34	100	104

Dallas County TX Hosp. Dist. GO	5.621%	8/15/44	100	115
Dallas TX Area Rapid Transit Rev.	4.922%	12/1/41	50	50
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	200	233
Dallas TX Area Rapid Transit Rev.	5.022%	12/1/48	75	75
Denver CO City & County School Dist.	5.664%	12/1/33	75	82
District of Columbia Income Tax Rev.	5.591%	12/1/34	50	54
Georgia GO	4.503%	11/1/25	325	366
Illinois GO	2.766%	1/1/12	300	304
Illinois GO	4.071%	1/1/14	300	310
Illinois GO	4.950%	6/1/23	1,450	1,402
Illinois GO	5.100%	6/1/33	1,600	1,348
Illinois GO	6.630%	2/1/35	100	100
Illinois GO	6.725%	4/1/35	275	274
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.851%	12/1/34	75	77
Indianapolis IN Local Public Improvement
Bond Bank Notes	6.116%	1/15/40	475	536
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	650	679
Kentucky Asset/Liability Comm. General Fund
Rev.	3.165%	4/1/18	50	50
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	75	88
Los Angeles CA Community College Dist. GO	6.600%	8/1/42	250	276
Los Angeles CA Dept. of Water & Power Rev.	5.716%	7/1/39	100	103
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	325	357
Los Angeles CA Dept. of Water & Power Rev.	6.166%	7/1/40	100	102
Los Angeles CA USD GO	5.750%	7/1/34	250	252
Los Angeles CA USD GO	6.758%	7/1/34	100	113
Loudoun County VA IDA Rev. (Howard
Hughes Medical Institute)	3.450%	9/1/14	200	215
Maryland Health & Higher Educ. Fac Auth.
Rev. (Johns Hopkins Univ.)	5.250%	7/1/19	375	437
Maryland Transp. Auth. Rev.	5.888%	7/1/43	100	110
Massachusetts GO	5.456%	12/1/39	250	274
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	125	142
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	150	160
Metro New York Transp Auth. Rev.
(Dedicated Tax Fund)	7.336%	11/15/39	125	157
Metro New York Transp Auth. Rev.
(Dedicated Tax Fund)	6.089%	11/15/40	50	55
Metro. Govt. of Nashville & Davidson County
TN GO	5.707%	7/1/34	125	139
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	100	101
Metro. Transp. Auth. NY Rev.	6.648%	11/15/39	175	192
Metro. Washington DC/VA Airports Auth.
Airport System Rev.	7.462%	10/1/46	75	78
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	100	108
Muni. Electric Auth. Georgia Rev.	6.637%	4/1/57	400	429
Muni. Electric Auth. Georgia Rev.	6.655%	4/1/57	300	315
Muni. Electric Auth. Georgia Rev.	7.055%	4/1/57	150	148
New Hampshire Health & Educ. Fac. Auth.
Rev. (Dartmouth College)	4.750%	6/1/19	25	28
New Jersey Econ. Dev. Auth. Rev. (Pension
Funding)	7.425%	2/15/29	425	497

New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.)	5.700%	3/1/39	300	355
New Jersey Transp. Trust Fund Auth. Rev.	6.561%	12/15/40	50	57
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	16
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	356
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	375	468
New York City NY GO	6.246%	6/1/35	100	106
New York City NY GO	5.968%	3/1/36	150	162
New York City NY GO	5.985%	12/1/36	75	80
New York City NY GO	5.846%	6/1/40	100	105
New York City NY Muni. Water Finance Auth.	6.011%	6/15/42	75	85
New York City NY Muni. Water Finance Auth.	5.440%	6/15/43	100	104
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/41	100	109
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.952%	6/15/42	100	111
New York City NY Transitional Finance Auth.
Rev.	5.767%	8/1/36	100	105
New York City NY Transitional Finance Auth.
Rev.	5.508%	8/1/37	150	156
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/30	325	342
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.628%	3/15/39	95	100
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	300	322
North Texas Tollway Auth. Rev.	6.718%	1/1/49	200	219
Ohio State Univ. General Receipts Rev.	4.910%	6/1/40	175	179
Ohio Water Dev. Auth. PCR	4.879%	12/1/34	100	105
Oregon (Taxable Pension) GO	5.762%	6/1/23	250	286
Oregon (Taxable Pension) GO	5.892%	6/1/27	375	436
Oregon GO	5.528%	6/30/28	125	141
Oregon School Boards Association GO	4.759%	6/30/28	300	309
Oregon State Dept. Transp. Highway Usertax
Rev.	5.834%	11/15/34	75	86
Pennsylvania GO	4.650%	2/15/26	125	131
Pennsylvania GO	5.350%	5/1/30	400	411
Pennsylvania State Turnpike Comm. Rev.	5.511%	12/1/45	75	76
Pennsylvania State Turnpike Comm. Rev.	5.561%	12/1/49	75	76
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	125	141
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	4.839%	1/1/41	75	75
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	225	265
San Antonio TX Electric & Gas Rev.	5.718%	2/1/41	100	113
San Diego County CA Water Auth.	6.138%	5/1/49	100	111
State Public School Building Auth.
Pennsylvania College Rev.	5.000%	9/15/27	100	100
Texas GO	4.681%	4/1/40	100	101
Texas State Transp. Comm. First Tier	5.028%	4/1/26	100	109
Texas State Transp. Comm. Rev. (First Tier)	5.178%	4/1/30	75	81
Texas State Transp. Comm. Rev. (First Tier)	4.631%	4/1/33	300	303
Tobacco Settlement West Virginia Finance
Auth. Rev.	7.467%	6/1/47	370	288
Univ. of California Regents	6.583%	5/15/49	125	138
Univ. of California Rev.	5.946%	5/15/45	275	280
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	100	111
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	75	82
Utah GO	4.554%	7/1/24	125	136
Utah GO	3.539%	7/1/25	50	50

Washington GO	5.090%	8/1/33	475	505
Washington GO	5.481%	8/1/39	50	55
Washington GO	5.140%	8/1/40	275	286
Wisconsin GO	4.800%	5/1/13	275	298
Wisconsin GO	5.700%	5/1/26	325	354
Total Taxable Municipal Bonds (Cost $27,399)				29,091
Tax-Exempt Municipal Bonds (0.0%)
California (0.0%)
San Francisco CA City & County Water Rev.
(Cost $75)	6.000%	11/1/40	75	79

Total Tax-Exempt Municipal Bonds (Cost $75)				79

Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
11,12Vanguard Market Liquidity Fund	0.261%		174,580,464	174,580

U.S. Government and Agency Obligations (0.0%)
3,13 Freddie Mac Discount Notes	0.331%	12/15/10	2,000	1,999
3,13 Freddie Mac Discount Notes	0.361%	12/16/10	200	200
				2,199
Total Temporary Cash Investments (Cost $176,779)				176,779
Total Investments (101.3%) (Cost $8,043,825)				9,586,995
Other Assets and Liabilities-Net (-1.3%)				(127,641)
Net Assets (100%)				9,459,354

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,804,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.8% and 1.6%, respectively, of net assets.
2 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the aggregate value of these securities was $20,393,000, representing 0.2% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10Guaranteed by the Republic of Austria.
11Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12Includes $10,540,000 of collateral received for securities on loan.
13Securities with a value of $2,199,000 have been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PCR—Pollution Control Revenue Bond.
REIT—Real Estate Investment Trust.
USD—United School District.

Balanced Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	December 2010	67	19,040	346
E-mini Russell 2000 Index	December 2010	35	2,361	92
S&P MidCap 400 Index	December 2010	5	2,000	66
E-mini S&P MidCap Index	December 2010	20	1,600	42
E-mini S&P 500 Index	December 2010	20	1,137	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Balanced Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,726,669	—	—
U.S. Government and Agency Obligations	—	2,585,221	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	152,834	—
Corporate Bonds	—	749,472	5
Sovereign Bonds	—	166,845	—
Taxable Municipal Bonds	—	29,091	—
Tax-Exempt Municipal Bonds	—	79	—
Temporary Cash Investments	174,580	2,199	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(78)	—	—
Total	5,901,172	3,685,741	5
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2010:

	Investments in	Investments in
	Common Stocks	Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2009	17	5
Transfers into Level 3	—	—
Change in Unrealized Appreciation (Depreciation)	(17)	—
Balance as of September 30, 2010	—	5

C. At September 30, 2010, the cost of investment securities for tax purposes was $8,043,825,000. Net unrealized appreciation of investment securities for tax purposes was $1,543,170,000, consisting of unrealized gains of $2,001,029,000 on securities that had risen in value since their purchase and $457,859,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Distribution Focus Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Investment Companies (90.7%)
U.S. Stock Funds (35.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	2,496,482	70,925
	Vanguard REIT Index Fund Investor Shares	1,647,010	28,477
			99,402
International Stock Funds (20.1%)
	Vanguard European Stock Index Fund Investor Shares	1,063,817	27,595
	Vanguard Emerging Markets Stock Index Fund Investor Shares	509,611	14,595
	Vanguard Pacific Stock Index Fund Investor Shares	1,426,524	14,494
			56,684
Bond Funds (25.3%)
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	4,111,585	42,720
	Vanguard Inflation-Protected Securities Fund Investor Shares	1,096,682	14,553
1	Vanguard Total Bond Market II Index Fund Investor Shares	1,315,034	14,189
			71,462
Market Neutral Fund (10.1%)
	Vanguard Market Neutral Fund Investor Shares	2,899,482	28,357
Total Investment Companies (Cost $253,861)			255,905
Temporary Cash Investments (8.6%)[2]
Money Market Fund (7.0%)
1	Vanguard Market Liquidity Fund, 0.261%	19,720,374	19,720

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (1.6%)
3	Federal Home Loan Bank Discount Notes, 0.300%, 11/19/10	1,500	1,500
3	Freddie Mac Discount Notes, 0.300%, 11/1/10	2,000	2,000
3	Freddie Mac Discount Notes, 0.321%, 12/15/10	1,000	999
			4,499
Total Temporary Cash Investments (Cost $24,219)			24,219
Total Investments (99.3%) (Cost $278,080)			280,124
Other Assets and Liabilities-Net (0.7%)			2,006
Net Assets (100%)			282,130

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 10.0% and -1.4%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as

Managed Payout Distribution Focus Fund

security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	10/31/10	ML	28,241	(0.555%)	—
MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.
1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

Managed Payout Distribution Focus Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	255,905	—	—
Temporary Cash Investments	19,720	4,499	—
Total	275,625	4,499	—

D. At September 30, 2010, the cost of investment securities for tax purposes was $278,080,000. Net unrealized appreciation of investment securities for tax purposes was $2,044,000, consisting of unrealized gains of $12,602,000 on securities that had risen in value since their purchase and $10,558,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth Focus Fund

Schedule of Investments
As of September 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (90.4%)
U.S. Stock Funds (46.9%)
Vanguard Total Stock Market Index Fund Investor Shares	714,537	20,300
Vanguard REIT Index Fund Investor Shares	315,711	5,459
		25,759
International Stock Funds (28.2%)
Vanguard European Stock Index Fund Investor Shares	288,930	7,495
Vanguard Emerging Markets Stock Index Fund Investor Shares	139,428	3,993
Vanguard Pacific Stock Index Fund Investor Shares	391,542	3,978
		15,466
Bond Fund (5.4%)
Vanguard Intermediate-Term Investment Grade Fund Investor Shares	287,080	2,983

Market Neutral Fund (9.9%)
Vanguard Market Neutral Fund Investor Shares	554,229	5,420
Total Investment Companies (Cost $56,221)		49,628
Temporary Cash Investments (9.0%)[1]
Money Market Fund (9.0%)
2 Vanguard Market Liquidity Fund, 0.261%	4,908,237	4,908

	Face
	Amount
	($000)

U.S. Government and Agency Obligations (0.0%)
3 Freddie Mac Discount Notes, 0.240%, 3/14/11	20	20

Total Temporary Cash Investments (Cost $4,928)		4,928
Total Investments (99.4%) (Cost $61,149)		54,556
Other Assets and Liabilities-Net (0.6%)		345
Net Assets (100%)		54,901

1 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 10.0% and -1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

Managed Payout Growth Focus Fund

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	10/31/10	ML	5,507	(0.555%)	—
MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.
1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Managed Payout Growth Focus Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	49,628	—	—
Temporary Cash Investments	4,908	20	—
Total	54,536	20	—

D. At September 30, 2010, the cost of investment securities for tax purposes was $61,149,000. Net unrealized depreciation of investment securities for tax purposes was $6,593,000, consisting of unrealized gains of $1,362,000 on securities that had risen in value since their purchase and $7,955,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth and Distribution Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Investment Companies (90.6%)
U.S. Stock Funds (41.0%)
	Vanguard Total Stock Market Index Fund Investor Shares	2,414,810	68,605
	Vanguard REIT Index Fund Investor Shares	1,276,907	22,077
			90,682
International Stock Funds (24.3%)
	Vanguard European Stock Index Fund Investor Shares	1,005,725	26,089
	Vanguard Pacific Stock Index Fund Investor Shares	1,363,115	13,849
	Vanguard Emerging Markets Stock Index Fund Investor Shares	478,458	13,703
			53,641
Bond Funds (15.2%)
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	2,151,884	22,358
1	Vanguard Total Bond Market II Index Fund Investor Shares	1,035,688	11,175
			33,533
Market Neutral Fund (10.1%)
	Vanguard Market Neutral Fund Investor Shares	2,277,666	22,276
Total Investment Companies (Cost $210,017)			200,132
Temporary Cash Investments (8.7%)[2]
Money Market Fund (7.1%)
1	Vanguard Market Liquidity Fund, 0.261%	15,618,973	15,619

		Face
		Amount
		($000)

U.S. Government and Agency Obligations (1.6%)
3	Freddie Mac Discount Notes, 0.321%, 12/15/10	1,000	999
3	Freddie Mac Discount Notes, 0.300%, 11/1/10	1,000	1,000
3	Federal Home Loan Bank Discount Notes, 0.300%, 11/19/10	1,500	1,500
			3,499
Total Temporary Cash Investments (Cost $19,118)			19,118
Total Investments (99.3%) (Cost $229,135)			219,250
Other Assets and Liabilities-Net (0.7%)			1,653
Net Assets (100%)			220,903

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 10.2% and -1.5%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

Managed Payout Growth and Distribution Fund

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	10/31/10	ML	22,412	(0.555%)	—
MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.
1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Managed Payout Growth and Distribution Fund

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	200,132	—	—
Temporary Cash Investments	15,619	3,499	—
Total	215,751	3,499	—

D. At September 30, 2010, the cost of investment securities for tax purposes was $229,135,000. Net unrealized depreciation of investment securities for tax purposes was $9,885,000, consisting of unrealized gains of $7,712,000 on securities that had risen in value since their purchase and $17,597,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2010

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.